UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03373

SEGALL BRYANT & HAMILL TRUST
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Maggie Bull, Secretary

Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.	Reports to Stockholders.

(a)

Segall Bryant & Hamill Small Cap Value Fund - Retail (SBRVX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$121	1.14%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 12.05% against a return of 12.59% for the Russell 2000® Value Index and 17.15% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Materials, Industrials, and Information Technology. The Materials sector contributed to performance primarily by the outperformance of MP Materials Corp. The three individual securities that contributed the most on an absolute basis were MP Materials, REV Group, Inc., and Mercury Systems, Inc. MP Materials signed landmark deals with both the Department of Defense and Apple, Inc. totaling $1 billion, which resulted in significant appreciation of the company’s stock.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Consumer Staples. Health Care was the largest detractor due to the Fund’s underweight to the biotech and pharmaceuticals industries, which significantly outperformed the overall Health Care sector. The three individual securities that detracted the most on an absolute basis were QuidelOrtho Corp., Apogee Enterprises, Inc., and Geron Corp. QuidelOrtho was the largest detractor in the Health Care sector as a result of a slight lowering of its revenue guidance.

Stock Performance

Top 5	Average Weight	Contribution To Return
MP Materials Corp.	1.48	3.09
REV Group, Inc.	2.64	2.38
Mercury Systems, Inc.	2.73	1.99
Alamos Gold, Inc.	1.96	1.55
Valmont Industries, Inc.	3.30	1.09

Bottom 5
Crescent Energy Co.	1.33	-0.91
NeoGenomics, Inc.	0.87	-0.96
Geron Corp.	0.43	-0.97
Apogee Enterprises, Inc.	1.44	-1.19
QuidelOrtho Corp.	1.95	-1.34

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Value - Retail	Russell 2000® Value Index	Russell 3000® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$12,246	$13,174	$11,274
Dec-2017	$13,566	$14,207	$13,656
Dec-2018	$12,953	$12,379	$12,940
Dec-2019	$16,120	$15,151	$16,954
Dec-2020	$17,110	$15,853	$20,495
Dec-2021	$19,928	$20,335	$25,754
Dec-2022	$16,986	$17,390	$20,808
Dec-2023	$18,997	$19,937	$26,209
Dec-2024	$21,530	$21,543	$32,448
Dec-2025	$24,123	$24,256	$38,012

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Value - Retail	12.05%	7.11%	9.21%
Russell 2000® Value Index	12.59%	8.88%	9.27%
Russell 3000® Index	17.15%	13.15%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$378,416,721
Number of Portfolio Holdings	83
Portfolio Turnover	39%
Total Advisory Fees Paid*	$3,366,053
Total Advisory Fees Paid %*	0.80%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Industrials	21.6%
Financials	18.6%
Information Technology	18.1%
Materials	11.9%
Consumer Discretionary	10.1%
Health Care	7.8%
Energy	3.9%
Utilities	3.4%
Real Estate	3.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VF Corp.	3.9%
Valmont Industries, Inc.	3.4%
Ingevity Corp.	2.7%
Mercury Systems, Inc.	2.6%
DigitalBridge Group, Inc.	2.3%
EnerSys	2.3%
Alamos Gold, Inc.	2.1%
Littelfuse, Inc.	2.1%
AZZ, Inc.	2.1%
Papa John's International, Inc.	2.0%

Country Weighting (% of net assets)

Value	Value
United States	94.3%
Canada	2.6%
Belgium	0.8%
Cayman Islands	0.7%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Value Fund

TSR-AR 123125-SBRVX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Small Cap Value Fund - Institutional (SBHVX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.98%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 12.18% against a return of 12.59% for the Russell 2000® Value Index and 17.15% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Materials, Industrials, and Information Technology. The Materials sector contributed to performance primarily by the outperformance of MP Materials Corp. The three individual securities that contributed the most on an absolute basis were MP Materials, REV Group, Inc., and Mercury Systems, Inc. MP Materials signed landmark deals with both the Department of Defense and Apple, Inc. totaling $1 billion, which resulted in significant appreciation of the company’s stock.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Consumer Staples. Health Care was the largest detractor due to the Fund’s underweight to the biotech and pharmaceuticals industries, which significantly outperformed the overall Health Care sector. The three individual securities that detracted the most on an absolute basis were QuidelOrtho Corp., Apogee Enterprises, Inc., and Geron Corp. QuidelOrtho was the largest detractor in the Health Care sector as a result of a slight lowering of its revenue guidance.

Stock Performance

Top 5	Average Weight	Contribution To Return
MP Materials Corp.	1.48	3.09
REV Group, Inc.	2.64	2.38
Mercury Systems, Inc.	2.73	1.99
Alamos Gold, Inc.	1.96	1.55
Valmont Industries, Inc.	3.30	1.09

Bottom 5
Crescent Energy Co.	1.33	-0.91
NeoGenomics, Inc.	0.87	-0.96
Geron Corp.	0.43	-0.97
Apogee Enterprises, Inc.	1.44	-1.19
QuidelOrtho Corp.	1.95	-1.34

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Value - Inst	Russell 2000® Value Index	Russell 3000® Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$306,610	$329,352	$281,838
Dec-2017	$340,169	$355,166	$341,392
Dec-2018	$325,274	$309,478	$323,497
Dec-2019	$405,371	$378,782	$423,843
Dec-2020	$430,584	$396,336	$512,374
Dec-2021	$502,152	$508,382	$643,855
Dec-2022	$428,596	$434,751	$520,190
Dec-2023	$479,826	$498,427	$655,215
Dec-2024	$544,961	$538,574	$811,207
Dec-2025	$611,346	$606,405	$950,292

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Value - Inst	12.18%	7.26%	9.35%
Russell 2000® Value Index	12.59%	8.88%	9.27%
Russell 3000® Index	17.15%	13.15%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$378,416,721
Number of Portfolio Holdings	83
Portfolio Turnover	39%
Total Advisory Fees Paid	$3,366,053
Total Advisory Fees Paid %	0.80%

Sector Weighting (% of net assets)

Value	Value
Industrials	21.6%
Financials	18.6%
Information Technology	18.1%
Materials	11.9%
Consumer Discretionary	10.1%
Health Care	7.8%
Energy	3.9%
Utilities	3.4%
Real Estate	3.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VF Corp.	3.9%
Valmont Industries, Inc.	3.4%
Ingevity Corp.	2.7%
Mercury Systems, Inc.	2.6%
DigitalBridge Group, Inc.	2.3%
EnerSys	2.3%
Alamos Gold, Inc.	2.1%
Littelfuse, Inc.	2.1%
AZZ, Inc.	2.1%
Papa John's International, Inc.	2.0%

Country Weighting (% of net assets)

Value	Value
United States	94.3%
Canada	2.6%
Belgium	0.8%
Cayman Islands	0.7%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Value Fund

TSR-AR 123125-SBHVX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Small Cap Growth Fund - Retail (WTSGX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$107	1.04%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 6.63% against a return of 13.01% for the Russell 2000® Growth Index and 17.15% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Health Care, and Information Technology. Strong absolute returns in Industrials were particularly driven by stock positions in the construction & engineering industry, as well as the aerospace & defense industry. The three individual securities that contributed the most on an absolute basis were Guardant Health, Inc., VSE Corp., and Insmed, Inc. Guardant Health, a leading provider of diagnostic testing for cancer, experienced robust growth in its oncology testing solutions and accelerating adoption of its Shield colorectal cancer screening test.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples, Financials, and Energy. Consumer Staples weakness was a result of poor stock selection in the sector. The three individual securities that detracted the most on an absolute basis were PROCEPT BioRobotics Corp., Vaxcyte, Inc., and Sweetgreen, Inc. PROCEPT BioRobotics, a surgical robotics company focused on urology procedures, was plagued by numerous management changes, creating uncertainty around the company’s ability to capture its growth opportunities going forward.

Stock Performance

Top 5	Average Weight	Contribution To Return
Guardant Health, Inc.	1.07	1.89
VSE Corp.	2.34	1.40
Insmed, Inc.	1.08	1.24
Jfrog, Ltd.	1.54	1.21
Blueprint Medicines Corp.	0.83	1.19

Bottom 5
Glaukos Corp.	1.36	-0.66
Freshpet, Inc.	0.65	-0.82
Sweetgreen, Inc.	0.43	-0.87
Vaxcyte, Inc.	0.92	-0.98
PROCEPT BioRobotics Corp.	1.08	-1.13

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Growth - Retail	Russell 2000® Growth Index	Russell 3000® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,879	$11,132	$11,274
Dec-2017	$13,705	$13,599	$13,656
Dec-2018	$14,143	$12,334	$12,940
Dec-2019	$18,170	$15,847	$16,954
Dec-2020	$28,648	$21,335	$20,495
Dec-2021	$31,979	$21,939	$25,754
Dec-2022	$21,556	$16,157	$20,808
Dec-2023	$25,458	$19,171	$26,209
Dec-2024	$29,429	$22,077	$32,448
Dec-2025	$31,380	$24,949	$38,012

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Growth - Retail	6.63%	1.84%	12.12%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$308,188,586
Number of Portfolio Holdings	78
Portfolio Turnover	51%
Total Advisory Fees Paid	$1,697,682
Total Advisory Fees Paid %	0.65%

Sector Weighting (% of net assets)

Value	Value
Industrials	28.6%
Health Care	20.0%
Information Technology	19.2%
Financials	10.7%
Consumer Discretionary	7.0%
Energy	4.5%
Materials	4.3%
Consumer Staples	2.2%
Real Estate	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VSE Corp.	2.8%
Mirion Technologies, Inc.	2.6%
Guardant Health, Inc.	2.3%
TechnipFMC PLC	2.3%
Sterling Infrastructure, Inc.	2.2%
RadNet, Inc.	2.1%
Modine Manufacturing Co.	2.1%
Casella Waste Systems, Inc.	2.1%
Ensign Group, Inc. (The)	1.9%
Skyward Specialty Insurance Group, Inc.	1.8%

Country Weighting (% of net assets)

Value	Value
United States	88.9%
Canada	2.5%
United Kingdom	2.3%
Bermuda	1.6%
Cayman Islands	1.3%
Ireland	1.2%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Growth Fund

TSR-AR 123125-WTSGX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Small Cap Growth Fund - Institutional (WISGX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.87%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 6.85% against a return of 13.01% for the Russell 2000® Growth Index and 17.15% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Health Care, and Information Technology. Strong absolute returns in Industrials were particularly driven by stock positions in the construction & engineering industry, as well as the aerospace & defense industry. The three individual securities that contributed the most on an absolute basis were Guardant Health, Inc., VSE Corp., and Insmed, Inc. Guardant Health, a leading provider of diagnostic testing for cancer, experienced robust growth in its oncology testing solutions and accelerating adoption of its Shield colorectal cancer screening test.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples, Financials, and Energy. Consumer Staples weakness was a result of poor stock selection in the sector. The three individual securities that detracted the most on an absolute basis were PROCEPT BioRobotics Corp., Vaxcyte, Inc., and Sweetgreen, Inc. PROCEPT BioRobotics, a surgical robotics company focused on urology procedures, was plagued by numerous management changes, creating uncertainty around the company’s ability to capture its growth opportunities going forward.

Stock Performance

Top 5	Average Weight	Contribution To Return
Guardant Health, Inc.	1.07	1.89
VSE Corp.	2.34	1.40
Insmed, Inc.	1.08	1.24
Jfrog, Ltd.	1.54	1.21
Blueprint Medicines Corp.	0.83	1.19

Bottom 5
Glaukos Corp.	1.36	-0.66
Freshpet, Inc.	0.65	-0.82
Sweetgreen, Inc.	0.43	-0.87
Vaxcyte, Inc.	0.92	-0.98
PROCEPT BioRobotics Corp.	1.08	-1.13

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Growth - Inst	Russell 2000® Growth Index	Russell 3000® Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$273,043	$278,295	$281,838
Dec-2017	$343,864	$339,984	$341,392
Dec-2018	$356,102	$308,338	$323,497
Dec-2019	$458,189	$396,164	$423,843
Dec-2020	$723,203	$533,365	$512,374
Dec-2021	$808,447	$548,484	$643,855
Dec-2022	$545,839	$403,918	$520,190
Dec-2023	$645,864	$479,282	$655,215
Dec-2024	$747,608	$551,914	$811,207
Dec-2025	$798,823	$623,733	$950,292

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Growth - Inst	6.85%	2.01%	12.32%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$308,188,586
Number of Portfolio Holdings	78
Portfolio Turnover	51%
Total Advisory Fees Paid	$1,697,682
Total Advisory Fees Paid %	0.65%

Sector Weighting (% of net assets)

Value	Value
Industrials	28.6%
Health Care	20.0%
Information Technology	19.2%
Financials	10.7%
Consumer Discretionary	7.0%
Energy	4.5%
Materials	4.3%
Consumer Staples	2.2%
Real Estate	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VSE Corp.	2.8%
Mirion Technologies, Inc.	2.6%
Guardant Health, Inc.	2.3%
TechnipFMC PLC	2.3%
Sterling Infrastructure, Inc.	2.2%
RadNet, Inc.	2.1%
Modine Manufacturing Co.	2.1%
Casella Waste Systems, Inc.	2.1%
Ensign Group, Inc. (The)	1.9%
Skyward Specialty Insurance Group, Inc.	1.8%

Country Weighting (% of net assets)

Value	Value
United States	88.9%
Canada	2.5%
United Kingdom	2.3%
Bermuda	1.6%
Cayman Islands	1.3%
Ireland	1.2%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Growth Fund

TSR-AR 123125-WISGX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Small Cap Core Fund - Retail (SBHCX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$114	1.12%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 3.85% against a return of 12.81% for the Russell 2000® Index and 17.15% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Health Care, and Financials. The Financials sector benefited from declining interest rates and improving expectations for economic growth. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., Advanced Energy Industries, Inc., and RBC Bearings, Inc. Advanced Energy Industries benefited from a strengthening competitive position and robust demand from semiconductor and data center markets.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Information Technology, Energy, and Consumer Discretionary. Information Technology performance was weighed down by weak stock selection across several holdings and outsized gains in lower-quality companies within the sector. The three individual securities that detracted the most on an absolute basis were Globant S.A., Columbus McKinnon Corp., and PAR Technology Corp. Globant was negatively impacted by slower enterprise spending and investor concern about the potential impact of generative artificial intelligence technology on its business.

Stock Performance

Top 5	Average Weight	Contribution To Return
REV Group, Inc.	1.25	1.01
Advanced Energy Industries, Inc.	1.41	0.95
RBC Bearings, Inc.	2.21	0.91
iRhythm Technologies, Inc.	1.19	0.87
Ensign Group, Inc.	1.98	0.59

Bottom 5
Bio-Techne Corp.	1.41	-0.42
Matador Resources Co.	1.50	-0.46
PAR Technology Corp.	0.36	-0.55
Columbus McKinnon Corp.	0.46	-0.67
Globant S.A.	0.41	-0.77

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Core - Retail	Russell 2000® Index	Russell 3000® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,464	$12,131	$11,274
Dec-2017	$13,161	$13,908	$13,656
Dec-2018	$12,460	$12,376	$12,940
Dec-2019	$15,828	$15,535	$16,954
Dec-2020	$19,405	$18,636	$20,495
Dec-2021	$23,918	$21,397	$25,754
Dec-2022	$20,747	$17,024	$20,808
Dec-2023	$23,582	$19,906	$26,209
Dec-2024	$26,383	$22,203	$32,448
Dec-2025	$27,400	$25,047	$38,012

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Core - Retail	3.85%	7.14%	10.61%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$95,653,018
Number of Portfolio Holdings	81
Portfolio Turnover	40%
Total Advisory Fees Paid*	$632,690
Total Advisory Fees Paid %*	0.71%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Industrials	29.3%
Information Technology	19.5%
Health Care	15.5%
Financials	10.6%
Materials	8.4%
Consumer Discretionary	7.1%
Real Estate	2.3%
Energy	1.9%
Consumer Staples	1.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RBC Bearings, Inc.	2.7%
Ensign Group, Inc. (The)	2.2%
Enpro, Inc.	2.1%
Valmont Industries, Inc.	2.1%
Agilysys, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Southstate Bank Corp.	1.8%
Element Solutions, Inc.	1.8%
Flowserve Corp.	1.8%
Crane Co.	1.7%

Country Weighting (% of net assets)

Value	Value
United States	92.2%
Canada	3.1%
Ireland	0.4%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Core Fund

TSR-AR 123125-SBHCX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Small Cap Core Fund - Institutional (SBASX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.99%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 3.96% against a return of 12.81% for the Russell 2000® Index and 17.15% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Health Care, and Financials. The Financials sector benefited from declining interest rates and improving expectations for economic growth. The three individual securities that contributed the most on an absolute basis were REV Group, Inc., Advanced Energy Industries, Inc., and RBC Bearings, Inc. Advanced Energy Industries benefited from a strengthening competitive position and robust demand from semiconductor and data center markets.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Information Technology, Energy, and Consumer Discretionary. Information Technology performance was weighed down by weak stock selection across several holdings and outsized gains in lower-quality companies within the sector. The three individual securities that detracted the most on an absolute basis were Globant S.A., Columbus McKinnon Corp., and PAR Technology Corp. Globant was negatively impacted by slower enterprise spending and investor concern about the potential impact of generative artificial intelligence technology on its business.

Stock Performance

Top 5	Average Weight	Contribution To Return
REV Group, Inc.	1.25	1.01
Advanced Energy Industries, Inc.	1.41	0.95
RBC Bearings, Inc.	2.21	0.91
iRhythm Technologies, Inc.	1.19	0.87
Ensign Group, Inc.	1.98	0.59

Bottom 5
Bio-Techne Corp.	1.41	-0.42
Matador Resources Co.	1.50	-0.46
PAR Technology Corp.	0.36	-0.55
Columbus McKinnon Corp.	0.46	-0.67
Globant S.A.	0.41	-0.77

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Core - Inst	Russell 2000® Index	Russell 3000® Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$287,022	$303,270	$281,838
Dec-2017	$330,016	$347,691	$341,392
Dec-2018	$312,898	$309,396	$323,497
Dec-2019	$398,089	$388,370	$423,843
Dec-2020	$488,854	$465,891	$512,374
Dec-2021	$603,615	$534,931	$643,855
Dec-2022	$524,440	$425,610	$520,190
Dec-2023	$597,544	$497,661	$655,215
Dec-2024	$668,718	$555,081	$811,207
Dec-2025	$695,203	$626,170	$950,292

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Core - Inst	3.96%	7.30%	10.77%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 3000® Index	17.15%	13.15%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$95,653,018
Number of Portfolio Holdings	81
Portfolio Turnover	40%
Total Advisory Fees Paid*	$632,690
Total Advisory Fees Paid %*	0.71%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Industrials	29.3%
Information Technology	19.5%
Health Care	15.5%
Financials	10.6%
Materials	8.4%
Consumer Discretionary	7.1%
Real Estate	2.3%
Energy	1.9%
Consumer Staples	1.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RBC Bearings, Inc.	2.7%
Ensign Group, Inc. (The)	2.2%
Enpro, Inc.	2.1%
Valmont Industries, Inc.	2.1%
Agilysys, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Southstate Bank Corp.	1.8%
Element Solutions, Inc.	1.8%
Flowserve Corp.	1.8%
Crane Co.	1.7%

Country Weighting (% of net assets)

Value	Value
United States	92.2%
Canada	3.1%
Ireland	0.4%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Core Fund

TSR-AR 123125-SBASX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill All Cap Fund - Retail (SBRAX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$93	0.89%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 8.32% against a return of 17.15% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Communication Services, and Financials. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., ATI, Inc., and JPMorgan Chase & Co. Alphabet gained on the back of the successful launch of its Gemini 3.0 frontier artificial intelligence (AI) model. ATI’s significant and differentiated exposure to aircraft and aircraft jet engine build rates contributed to the company’s growth in earnings during the year. JPMorgan Chase’s outperformance was driven by overall operational execution coupled with an improving credit and regulatory environment.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples, Health Care, and Materials. The three individual securities that detracted the most on an absolute basis were UnitedHealth Group, Inc., Marvell Technology, Inc., and BellRing Brands, Inc. UnitedHealth Group underperformed as the company struggled to appropriately manage cost trends. Marvell Technology underperformed due to elevated expectations tied to AI revenue growth. BellRing Brands underperformed due to an intensifying competitive backdrop.

Stock Performance

Top 5	Average Weight	Contribution To Return
Alphabet, Inc.	3.95	2.21
ATI, Inc.	2.09	1.89
JPMorgan Chase & Co.	3.21	1.09
Monolithic Power Systems, Inc.	2.15	0.99
Microsoft Corp.	4.48	0.87

Bottom 5
ServiceNow, Inc.	2.32	-0.63
Zebra Technologies Corp.	0.36	-0.72
BellRing Brands, Inc.	0.39	-0.81
Marvell Technology, Inc.	2.01	-0.89
UnitedHealth Group, Inc.	0.73	-0.92

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH All Cap - Retail	Russell 3000® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,605	$11,274
Dec-2017	$12,568	$13,656
Dec-2018	$11,852	$12,940
Dec-2019	$15,457	$16,954
Dec-2020	$19,489	$20,495
Dec-2021	$25,252	$25,754
Dec-2022	$20,396	$20,808
Dec-2023	$23,329	$26,209
Dec-2024	$27,261	$32,448
Dec-2025	$29,530	$38,012

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH All Cap - Retail	8.32%	8.67%	11.44%
Russell 3000® Index	17.15%	13.15%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$74,800,457
Number of Portfolio Holdings	51
Portfolio Turnover	34%
Total Advisory Fees Paid*	$477,869
Total Advisory Fees Paid %*	0.52%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	31.4%
Financials	15.1%
Health Care	13.4%
Industrials	13.2%
Consumer Discretionary	11.5%
Communication Services	8.1%
Energy	3.6%
Consumer Staples	2.2%
Real Estate	1.6%
Materials	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	5.0%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
JPMorgan Chase & Co.	3.5%
ATI, Inc.	3.4%
Meta Platforms, Inc.	3.1%
Visa, Inc.	2.9%
Apple, Inc.	2.8%
Reinsurance Group of America, Inc.	2.5%

Country Weighting (% of net assets)

Value	Value
United States	95.7%
Canada	1.9%
United Kingdom	1.5%
Germany	1.2%
Ireland	1.1%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill All Cap Fund

TSR-AR 123125-SBRAX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill All Cap Fund - Institutional (SBHAX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.84%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 8.29% against a return of 17.15% for the Fund’s broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Communication Services, and Financials. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., ATI, Inc., and JPMorgan Chase & Co. Alphabet gained on the back of the successful launch of its Gemini 3.0 frontier artificial intelligence (AI) model. ATI’s significant and differentiated exposure to aircraft and aircraft jet engine build rates contributed to the company’s growth in earnings during the year. JPMorgan Chase’s outperformance was driven by overall operational execution coupled with an improving credit and regulatory environment.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples, Health Care, and Materials. The three individual securities that detracted the most on an absolute basis were UnitedHealth Group, Inc., Marvell Technology, Inc., and BellRing Brands, Inc. UnitedHealth Group underperformed as the company struggled to appropriately manage cost trends. Marvell Technology underperformed due to elevated expectations tied to AI revenue growth. BellRing Brands underperformed due to an intensifying competitive backdrop.

Stock Performance

Top 5	Average Weight	Contribution To Return
Alphabet, Inc.	3.95	2.21
ATI, Inc.	2.09	1.89
JPMorgan Chase & Co.	3.21	1.09
Monolithic Power Systems, Inc.	2.15	0.99
Microsoft Corp.	4.48	0.87

Bottom 5
ServiceNow, Inc.	2.32	-0.63
Zebra Technologies Corp.	0.36	-0.72
BellRing Brands, Inc.	0.39	-0.81
Marvell Technology, Inc.	2.01	-0.89
UnitedHealth Group, Inc.	0.73	-0.92

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH All Cap - Inst	Russell 3000® Index
Dec-2015	$250,000	$250,000
Dec-2016	$265,517	$281,838
Dec-2017	$315,134	$341,392
Dec-2018	$297,623	$323,497
Dec-2019	$388,705	$423,843
Dec-2020	$490,469	$512,374
Dec-2021	$635,379	$643,855
Dec-2022	$513,323	$520,190
Dec-2023	$587,649	$655,215
Dec-2024	$686,903	$811,207
Dec-2025	$743,827	$950,292

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH All Cap - Inst	8.29%	8.69%	11.52%
Russell 3000® Index	17.15%	13.15%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$74,800,457
Number of Portfolio Holdings	51
Portfolio Turnover	34%
Total Advisory Fees Paid*	$477,869
Total Advisory Fees Paid %*	0.52%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	31.4%
Financials	15.1%
Health Care	13.4%
Industrials	13.2%
Consumer Discretionary	11.5%
Communication Services	8.1%
Energy	3.6%
Consumer Staples	2.2%
Real Estate	1.6%
Materials	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	5.0%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
JPMorgan Chase & Co.	3.5%
ATI, Inc.	3.4%
Meta Platforms, Inc.	3.1%
Visa, Inc.	2.9%
Apple, Inc.	2.8%
Reinsurance Group of America, Inc.	2.5%

Country Weighting (% of net assets)

Value	Value
United States	95.7%
Canada	1.9%
United Kingdom	1.5%
Germany	1.2%
Ireland	1.1%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill All Cap Fund

TSR-AR 123125-SBHAX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Emerging Markets Fund - Retail (SBHEX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$141	1.20%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 34.90% against a return of 33.57% for the MSCI Emerging Markets Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were China, South Korea, and Taiwan. China rose on strength in retail and automotive companies. South Korea and Taiwan were strong performers as artificial intelligence optimism drove a rally in semiconductor stocks.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Stock Performance

Top 5	Average Weight	Contribution To Return
Taiwan Semiconductor Manufacturing Co., Ltd.	10.10	5.30
SK Hynix, Inc.	2.09	3.49
Alibaba Group Holding, Ltd.	2.58	2.03
Tencent Holdings, Ltd.	4.33	1.91
Samsung Electronics Co., Ltd.	1.68	1.73

Bottom 5
Lenovo Group, Ltd.	0.32	-0.14
Power Finance Corp., Ltd.	0.58	-0.15
Boyaa Interactive Internationa, Ltd.	0.11	-0.21
REC, Ltd.	0.53	-0.25
Infosys, Ltd.	1.17	-0.36

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Emerging Markets - Retail	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,376	$11,119	$10,441
Dec-2017	$15,446	$15,264	$13,345
Dec-2018	$12,794	$13,041	$11,375
Dec-2019	$15,148	$15,443	$13,836
Dec-2020	$16,216	$18,270	$15,374
Dec-2021	$17,063	$17,805	$16,685
Dec-2022	$14,304	$14,228	$13,918
Dec-2023	$17,214	$15,626	$16,093
Dec-2024	$19,585	$16,799	$16,935
Dec-2025	$26,421	$22,438	$22,348

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Emerging Markets - Retail	34.90%	10.26%	10.20%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
MSCI ACWI ex-USA IMI Index	31.96%	7.77%	8.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$87,140,486
Number of Portfolio Holdings	458
Portfolio Turnover	88%
Total Advisory Fees Paid*	$226,480
Total Advisory Fees Paid %*	0.31%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.2%
Financials	22.8%
Consumer Discretionary	11.7%
Communication Services	9.3%
Materials	7.5%
Industrials	6.9%
Energy	4.1%
Consumer Staples	3.5%
Health Care	2.9%
Utilities	2.1%
Real Estate	1.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings, Ltd.	4.2%
SK Hynix, Inc.	3.6%
Samsung Electronics Co., Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.1%
CTBC Financial Holding Co., Ltd.	1.1%
China Construction Bank Corp.	1.0%
Bank of China, Ltd.	1.0%
Vipshop Holdings, Ltd.	1.0%
Geely Automobile Holdings, Ltd.	1.0%

Country Weighting (% of net assets)

Value	Value
China	27.7%
Taiwan	20.7%
India	15.6%
South Korea	13.7%
Brazil	4.3%
South Africa	3.6%
Saudi Arabia	2.7%
Mexico	1.8%
Indonesia	1.4%
Malaysia	1.3%
Other Countries	7.7%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673.  Effective May 1, 2025, the expense cap for the Retail Class of the Fund was reduced to 1.14%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Emerging Markets Fund

TSR-AR 123125-SBHEX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Emerging Markets Fund - Institutional (SBEMX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$123	1.05%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 35.15% against a return of 33.57% for the MSCI Emerging Markets Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were China, South Korea, and Taiwan. China rose on strength in retail and automotive companies. South Korea and Taiwan were strong performers as artificial intelligence optimism drove a rally in semiconductor stocks.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Stock Performance

Top 5	Average Weight	Contribution To Return
Taiwan Semiconductor Manufacturing Co., Ltd.	10.10	5.30
SK Hynix, Inc.	2.09	3.49
Alibaba Group Holding, Ltd.	2.58	2.03
Tencent Holdings, Ltd.	4.33	1.91
Samsung Electronics Co., Ltd.	1.68	1.73

Bottom 5
Lenovo Group, Ltd.	0.32	-0.14
Power Finance Corp., Ltd.	0.58	-0.15
Boyaa Interactive Internationa, Ltd.	0.11	-0.21
REC, Ltd.	0.53	-0.25
Infosys, Ltd.	1.17	-0.36

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Emerging Markets - Inst	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$285,276	$277,970	$261,017
Dec-2017	$388,194	$381,608	$333,616
Dec-2018	$322,013	$326,013	$284,386
Dec-2019	$382,579	$386,072	$345,904
Dec-2020	$410,040	$456,743	$384,362
Dec-2021	$432,558	$445,136	$417,130
Dec-2022	$363,023	$355,702	$347,962
Dec-2023	$437,817	$390,661	$402,317
Dec-2024	$498,581	$419,977	$423,370
Dec-2025	$673,850	$560,945	$558,698

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Emerging Markets - Inst	35.15%	10.45%	10.42%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
MSCI ACWI ex-USA IMI Index	31.96%	7.77%	8.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$87,140,486
Number of Portfolio Holdings	458
Portfolio Turnover	88%
Total Advisory Fees Paid*	$226,480
Total Advisory Fees Paid %*	0.31%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.2%
Financials	22.8%
Consumer Discretionary	11.7%
Communication Services	9.3%
Materials	7.5%
Industrials	6.9%
Energy	4.1%
Consumer Staples	3.5%
Health Care	2.9%
Utilities	2.1%
Real Estate	1.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings, Ltd.	4.2%
SK Hynix, Inc.	3.6%
Samsung Electronics Co., Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.1%
CTBC Financial Holding Co., Ltd.	1.1%
China Construction Bank Corp.	1.0%
Bank of China, Ltd.	1.0%
Vipshop Holdings, Ltd.	1.0%
Geely Automobile Holdings, Ltd.	1.0%

Country Weighting (% of net assets)

Value	Value
China	27.7%
Taiwan	20.7%
India	15.6%
South Korea	13.7%
Brazil	4.3%
South Africa	3.6%
Saudi Arabia	2.7%
Mexico	1.8%
Indonesia	1.4%
Malaysia	1.3%
Other Countries	7.7%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673.  Effective May 1, 2025, the expense cap for the Institutional Class of the Fund was reduced to 0.99%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Emerging Markets Fund

TSR-AR 123125-SBEMX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill International Small Cap Fund - Retail (SBHSX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$144	1.16%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 47.43% against a return of 31.83% for the MSCI EAFE Small Cap Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and Australia. Japanese stocks rose as the U.S. and Japan agreed on a trade deal and economic growth data surprised on the upside. Stocks in the U.K. rose as the rate of inflation fell in November and the Bank of England cut interest rates. Australia outperformed as investors sought out stocks of miners and rare earth mineral suppliers outside of China.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Stock Performance

Top 5	Average Weight	Contribution To Return
Pan African Resources PLC	0.80	1.35
Koninklijke BAM Groep N.V.	1.09	1.35
Implenia A.G.	1.00	1.33
Lion Finance Group PLC	1.13	1.18
Harel Insurance Investments & Financial Services, Ltd.	0.85	1.14

Bottom 5
Cosmo Pharmaceuticals N.V.	0.12	-0.12
IPH, Ltd.	0.28	-0.12
Accent Group, Ltd	0.24	-0.22
Yue Yuen Industrial Holdings, Ltd.	0.25	-0.26
G8 Education, Ltd.	0.38	-0.28

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH International Small Cap - Retail	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,558	$10,218	$10,441
Dec-2017	$13,552	$13,592	$13,345
Dec-2018	$10,305	$11,160	$11,375
Dec-2019	$12,011	$13,946	$13,836
Dec-2020	$11,349	$15,667	$15,374
Dec-2021	$12,821	$17,250	$16,685
Dec-2022	$11,115	$13,560	$13,918
Dec-2023	$13,014	$15,345	$16,093
Dec-2024	$14,009	$15,624	$16,935
Dec-2025	$20,655	$20,598	$22,348

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH International Small Cap - Retail	47.43%	12.72%	7.52%
MSCI EAFE Small Cap Index	31.83%	5.62%	7.49%
MSCI ACWI ex-USA IMI Index	31.96%	7.77%	8.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$88,065,858
Number of Portfolio Holdings	317
Portfolio Turnover	105%
Total Advisory Fees Paid*	$402,168
Total Advisory Fees Paid %*	0.51%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Industrials	22.9%
Financials	13.0%
Consumer Discretionary	11.9%
Materials	11.0%
Real Estate	10.9%
Information Technology	9.0%
Health Care	5.8%
Consumer Staples	5.1%
Communication Services	4.4%
Utilities	2.7%
Energy	2.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.1%
Kobe Steel, Ltd.	1.0%
Ambea A.B.	1.0%
Perenti, Ltd.	1.0%
Vicat SACA	1.0%
Lion Finance Group PLC	0.9%
Regis Resources, Ltd.	0.9%
Endeavour Mining PLC	0.9%
Harel Insurance Investments & Financial Services, Ltd.	0.9%

Country Weighting (% of net assets)

Value	Value
Japan	35.6%
United Kingdom	12.4%
Australia	10.4%
Sweden	5.6%
France	4.2%
Israel	4.2%
Switzerland	4.0%
Germany	3.6%
Italy	3.0%
Norway	2.6%
Other Countries	13.7%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Small Cap Fund

TSR-AR 123125-SBHSX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill International Small Cap Fund - Institutional (SBSIX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$130	1.05%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 47.48% against a return of 31.83% for the MSCI EAFE Small Cap Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and Australia. Japanese stocks rose as the U.S. and Japan agreed on a trade deal and economic growth data surprised on the upside. Stocks in the U.K. rose as the rate of inflation fell in November and the Bank of England cut interest rates. Australia outperformed as investors sought out stocks of miners and rare earth mineral suppliers outside of China.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Stock Performance

Top 5	Average Weight	Contribution To Return
Pan African Resources PLC	0.80	1.35
Koninklijke BAM Groep N.V.	1.09	1.35
Implenia A.G.	1.00	1.33
Lion Finance Group PLC	1.13	1.18
Harel Insurance Investments & Financial Services, Ltd.	0.85	1.14

Bottom 5
Cosmo Pharmaceuticals N.V.	0.12	-0.12
IPH, Ltd.	0.28	-0.12
Accent Group, Ltd	0.24	-0.22
Yue Yuen Industrial Holdings, Ltd.	0.25	-0.26
G8 Education, Ltd.	0.38	-0.28

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH International Small Cap - Inst	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$264,312	$255,459	$261,017
Dec-2017	$340,479	$339,792	$333,616
Dec-2018	$259,804	$279,003	$284,386
Dec-2019	$303,199	$348,652	$345,904
Dec-2020	$286,972	$391,683	$384,362
Dec-2021	$324,826	$431,247	$417,130
Dec-2022	$281,970	$339,001	$347,962
Dec-2023	$330,569	$383,629	$402,317
Dec-2024	$356,241	$390,594	$423,370
Dec-2025	$525,385	$514,938	$558,698

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH International Small Cap - Inst	47.48%	12.86%	7.71%
MSCI EAFE Small Cap Index	31.83%	5.62%	7.49%
MSCI ACWI ex-USA IMI Index	31.96%	7.77%	8.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$88,065,858
Number of Portfolio Holdings	317
Portfolio Turnover	105%
Total Advisory Fees Paid*	$402,168
Total Advisory Fees Paid %*	0.51%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Industrials	22.9%
Financials	13.0%
Consumer Discretionary	11.9%
Materials	11.0%
Real Estate	10.9%
Information Technology	9.0%
Health Care	5.8%
Consumer Staples	5.1%
Communication Services	4.4%
Utilities	2.7%
Energy	2.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.1%
Kobe Steel, Ltd.	1.0%
Ambea A.B.	1.0%
Perenti, Ltd.	1.0%
Vicat SACA	1.0%
Lion Finance Group PLC	0.9%
Regis Resources, Ltd.	0.9%
Endeavour Mining PLC	0.9%
Harel Insurance Investments & Financial Services, Ltd.	0.9%

Country Weighting (% of net assets)

Value	Value
Japan	35.6%
United Kingdom	12.4%
Australia	10.4%
Sweden	5.6%
France	4.2%
Israel	4.2%
Switzerland	4.0%
Germany	3.6%
Italy	3.0%
Norway	2.6%
Other Countries	13.7%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Small Cap Fund

TSR-AR 123125-SBSIX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill International Equity Fund - Retail (CIQRX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$127	1.04%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 43.93% against a return of 31.22% for the MSCI EAFE Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and France. Japanese stocks rose as the U.S. and Japan agreed on a trade deal and economic growth data surprised on the upside. Stocks in the U.K. rose as the rate of inflation fell in November and the Bank of England cut interest rates. France rose on strength in the Financials sector as Europe’s big banks benefited from resilient earnings, which, in our view, may continue due to favorable interest rates, a pickup in loan growth, and robust asset quality at year-end.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Stock Performance

Top 5	Average Weight	Contribution To Return
Deutsche Bank A.G.	1.27	1.39
Banco Bilbao Vizcaya Argentaria S.A.	1.16	1.31
NatWest Group PLC	1.31	0.97
Novartis A.G.	1.95	0.93
BPER Banca	0.93	0.93

Bottom 5
CSL, Ltd.	0.26	-0.13
NRW Holdings, Ltd.	0.15	-0.13
Canon, Inc.	0.77	-0.15
South32, Ltd.	0.28	-0.16
Novo Nordisk A/S	0.28	-0.17

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH International Equity - Retail	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$10,000	$10,000	$10,000
Dec-2021	$10,017	$9,995	$9,882
Dec-2022	$8,981	$8,551	$8,243
Dec-2023	$10,873	$10,110	$9,531
Dec-2024	$11,361	$10,497	$10,030
Dec-2025	$16,352	$13,774	$13,236

Average Annual Total Returns

	1 Year	Since Inception (10/27/2021)
SBH International Equity - Retail	43.93%	12.49%
MSCI EAFE Index	31.22%	7.97%
MSCI ACWI ex-USA IMI Index	31.96%	6.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$14,419,833
Number of Portfolio Holdings	360
Portfolio Turnover	107%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Financials	24.7%
Industrials	18.9%
Health Care	12.0%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.2%
Materials	5.9%
Communication Services	4.1%
Utilities	3.9%
Energy	3.5%
Real Estate	1.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.2%
HSBC Holdings PLC	1.9%
Roche Holding A.G. Genusscheine	1.9%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.5%
GSK PLC	1.5%
NatWest Group PLC	1.5%
Deutsche Bank A.G.	1.4%
ITOCHU Corp.	1.3%
Danske Bank A/S	1.2%

Country Weighting (% of net assets)

Value	Value
Japan	22.0%
United Kingdom	14.9%
France	11.1%
Germany	9.5%
Switzerland	9.3%
Australia	6.1%
Netherlands	4.4%
Spain	4.1%
Sweden	3.6%
Italy	3.4%
Other Countries	11.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673.  Effective May 1, 2025, the expense cap for the Retail Class of the Fund was reduced to 0.99%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Equity Fund

TSR-AR 123125-CIQRX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill International Equity Fund - Institutional (CIEQX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$105	0.86%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 44.29% against a return of 31.22% for the MSCI EAFE Index and 31.96% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

   The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the U.K., and France. Japanese stocks rose as the U.S. and Japan agreed on a trade deal and economic growth data surprised on the upside. Stocks in the U.K. rose as the rate of inflation fell in November and the Bank of England cut interest rates. France rose on strength in the Financials sector as Europe’s big banks benefited from resilient earnings, which, in our view, may continue due to favorable interest rates, a pickup in loan growth, and robust asset quality at year-end.

Detractors from Return

   No countries or sectors detracted from absolute returns as the Fund ended the year strongly positive on an absolute basis.

Stock Performance

Top 5	Average Weight	Contribution To Return
Deutsche Bank A.G.	1.27	1.39
Banco Bilbao Vizcaya Argentaria S.A.	1.16	1.31
NatWest Group PLC	1.31	0.97
Novartis A.G.	1.95	0.93
BPER Banca	0.93	0.93

Bottom 5
CSL, Ltd.	0.26	-0.13
NRW Holdings, Ltd.	0.15	-0.13
Canon, Inc.	0.77	-0.15
South32, Ltd.	0.28	-0.16
Novo Nordisk A/S	0.28	-0.17

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	SBH International Equity - Inst	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$250,000	$250,000	$250,000
Dec-2021	$250,474	$249,881	$247,050
Dec-2022	$224,906	$213,769	$206,085
Dec-2023	$272,656	$252,756	$238,277
Dec-2024	$285,153	$262,420	$250,746
Dec-2025	$411,434	$344,350	$330,896

Average Annual Total Returns

	1 Year	Since Inception (10/27/2021)
SBH International Equity - Inst	44.29%	12.66%
MSCI EAFE Index	31.22%	7.97%
MSCI ACWI ex-USA IMI Index	31.96%	6.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$14,419,833
Number of Portfolio Holdings	360
Portfolio Turnover	107%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Financials	24.7%
Industrials	18.9%
Health Care	12.0%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.2%
Materials	5.9%
Communication Services	4.1%
Utilities	3.9%
Energy	3.5%
Real Estate	1.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.2%
HSBC Holdings PLC	1.9%
Roche Holding A.G. Genusscheine	1.9%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.5%
GSK PLC	1.5%
NatWest Group PLC	1.5%
Deutsche Bank A.G.	1.4%
ITOCHU Corp.	1.3%
Danske Bank A/S	1.2%

Country Weighting (% of net assets)

Value	Value
Japan	22.0%
United Kingdom	14.9%
France	11.1%
Germany	9.5%
Switzerland	9.3%
Australia	6.1%
Netherlands	4.4%
Spain	4.1%
Sweden	3.6%
Italy	3.4%
Other Countries	11.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective May 1, 2025, the expense cap for the Institutional Class of the Fund was reduced to 0.84%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Equity Fund

TSR-AR 123125-CIEQX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Global All Cap Fund - Retail (WTMVX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$86	0.82%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 9.81% against a return of 21.09% for the Fund’s broad-based securities market index, the MSCI World Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Communication Services. The three individual securities that contributed the most on an absolute basis were ATI, Inc., Alphabet, Inc., and Intesa Sanpaolo S.p.A. ATI’s significant and differentiated exposure to aircraft and aircraft jet engine build rates contributed to the company’s growth in earnings during the year. Alphabet gained on the back of the successful launch of its Gemini 3.0 frontier artificial intelligence (AI) model. Intesa Sanpaolo’s outperformance was driven by the benefits of its cost-cutting program, improving corporate and consumer credit, and continued branch expansion.

Detractors from Return

   The two sectors that detracted from the Fund’s returns on an absolute basis were Consumer Staples and Information Technology. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., ServiceNow, Inc., and UnitedHealth Group, Inc. Marvell Technology underperformed due to elevated expectations tied to AI revenue growth. UnitedHealth Group underperformed as the company struggled to appropriately manage cost trends. ServiceNow underperformed as investors grew concerned about potential long-term AI-driven disruption.

Stock Performance

Top 5	Average Weight	Contribution To Return
ATI, Inc.	2.00	1.66
Alphabet, Inc.	2.73	1.40
Intesa Sanpaolo S.p.A.	1.98	1.20
JPMorgan Chase & Co.	3.18	1.08
Safran S.A.	2.42	1.08

Bottom 5
TFI International, Inc.	0.15	-0.36
Constellation Software, Inc.	2.62	-0.51
UnitedHealth Group, Inc.	0.53	-0.65
ServiceNow, Inc.	2.46	-0.77
Marvell Technology, Inc.	1.73	-0.94

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Global All Cap - Retail	MSCI World Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,858	$10,751
Dec-2017	$12,981	$13,159
Dec-2018	$11,852	$12,013
Dec-2019	$14,858	$15,337
Dec-2020	$15,296	$17,776
Dec-2021	$19,247	$21,654
Dec-2022	$15,651	$17,726
Dec-2023	$19,034	$21,942
Dec-2024	$22,133	$26,039
Dec-2025	$24,304	$31,532

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Global All Cap - Retail	9.81%	9.70%	9.29%
MSCI World Index	21.09%	12.15%	12.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$34,466,026
Number of Portfolio Holdings	52
Portfolio Turnover	22%
Total Advisory Fees Paid*	$39,791
Total Advisory Fees Paid %*	0.11%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.0%
Financials	16.4%
Industrials	15.6%
Consumer Discretionary	14.2%
Communication Services	8.3%
Health Care	7.9%
Energy	3.4%
Consumer Staples	3.0%
Real Estate	1.5%
Materials	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.5%
Alphabet, Inc.	3.9%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	3.2%
Safran S.A.	2.8%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.7%
Visa, Inc.	2.6%
D'ieteren Group	2.4%
Intesa Sanpaolo S.p.A.	2.4%

Country Weighting (% of net assets)

Value	Value
United States	57.4%
United Kingdom	7.2%
Canada	6.8%
France	4.7%
Belgium	4.2%
Italy	3.4%
Germany	3.3%
Ireland	3.0%
Spain	1.7%
Netherlands	1.6%
Other Countries	4.3%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Global All Cap Fund

TSR-AR 123125-WTMVX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Global All Cap Fund - Institutional (WIMVX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$82	0.78%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 9.79% against a return of 21.09% for the Fund’s broad-based securities market index, the MSCI World Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Communication Services. The three individual securities that contributed the most on an absolute basis were ATI, Inc., Alphabet, Inc., and Intesa Sanpaolo S.p.A. ATI’s significant and differentiated exposure to aircraft and aircraft jet engine build rates contributed to the company’s growth in earnings during the year. Alphabet gained on the back of the successful launch of its Gemini 3.0 frontier artificial intelligence (AI) model. Intesa Sanpaolo’s outperformance was driven by the benefits of its cost-cutting program, improving corporate and consumer credit, and continued branch expansion.

Detractors from Return

   The two sectors that detracted from the Fund’s returns on an absolute basis were Consumer Staples and Information Technology. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., ServiceNow, Inc., and UnitedHealth Group, Inc. Marvell Technology underperformed due to elevated expectations tied to AI revenue growth. UnitedHealth Group underperformed as the company struggled to appropriately manage cost trends. ServiceNow underperformed as investors grew concerned about potential long-term AI-driven disruption.

Stock Performance

Top 5	Average Weight	Contribution To Return
ATI, Inc.	2.00	1.66
Alphabet, Inc.	2.73	1.40
Intesa Sanpaolo S.p.A.	1.98	1.20
JPMorgan Chase & Co.	3.18	1.08
Safran S.A.	2.42	1.08

Bottom 5
TFI International, Inc.	0.15	-0.36
Constellation Software, Inc.	2.62	-0.51
UnitedHealth Group, Inc.	0.53	-0.65
ServiceNow, Inc.	2.46	-0.77
Marvell Technology, Inc.	1.73	-0.94

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Global All Cap - Inst	MSCI World Index
Dec-2015	$250,000	$250,000
Dec-2016	$271,578	$268,776
Dec-2017	$325,305	$328,983
Dec-2018	$297,543	$300,324
Dec-2019	$373,564	$383,424
Dec-2020	$384,908	$444,398
Dec-2021	$484,765	$541,352
Dec-2022	$394,851	$443,143
Dec-2023	$481,203	$548,553
Dec-2024	$559,913	$650,974
Dec-2025	$614,748	$788,290

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Global All Cap - Inst	9.79%	9.82%	9.41%
MSCI World Index	21.09%	12.15%	12.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$34,466,026
Number of Portfolio Holdings	52
Portfolio Turnover	22%
Total Advisory Fees Paid*	$39,791
Total Advisory Fees Paid %*	0.11%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.0%
Financials	16.4%
Industrials	15.6%
Consumer Discretionary	14.2%
Communication Services	8.3%
Health Care	7.9%
Energy	3.4%
Consumer Staples	3.0%
Real Estate	1.5%
Materials	1.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.5%
Alphabet, Inc.	3.9%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	3.2%
Safran S.A.	2.8%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.7%
Visa, Inc.	2.6%
D'ieteren Group	2.4%
Intesa Sanpaolo S.p.A.	2.4%

Country Weighting (% of net assets)

Value	Value
United States	57.4%
United Kingdom	7.2%
Canada	6.8%
France	4.7%
Belgium	4.2%
Italy	3.4%
Germany	3.3%
Ireland	3.0%
Spain	1.7%
Netherlands	1.6%
Other Countries	4.3%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Global All Cap Fund

TSR-AR 123125-WIMVX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Short Term Plus Fund - Retail (SBHPX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$46	0.45%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 5.57% against a return of 5.35% for the Bloomberg 1-3 Year US Government/Credit Index and 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund holds short-maturity 0–3-year securities. During 2025, short assets underperformed all other maturities as Treasury yields fell across most maturities. Over the course of the year, 2-year yields decreased 76 basis points (“bps”), 5-year yields decreased 66 bps, 10-year yields decreased 40 bps, and 30-year yields increased 6 bps.

   Sector selection had a positive impact on performance during the period. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment-grade corporate securities had excess returns of 1.19% during the year.

   Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 2.87% during the year. While the Fund’s underweight to the Financials sector was a detractor from performance during the period, the Fund outperformed all other sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Short Term Plus - Retail	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Dec-2018	$10,020	$10,052	$10,091
Dec-2019	$10,377	$10,457	$10,971
Dec-2020	$10,590	$10,806	$11,795
Dec-2021	$10,565	$10,755	$11,613
Dec-2022	$10,346	$10,358	$10,102
Dec-2023	$10,873	$10,836	$10,660
Dec-2024	$11,437	$11,308	$10,794
Dec-2025	$12,074	$11,912	$11,582

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Retail	5.57%	2.66%	2.71%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	66.0%
Utility	14.9%
Asset Backed Securities	6.8%
U.S. Treasury Bonds & Notes	5.9%
Finance	5.1%

Fund Statistics

Net Assets	$13,735,893
Number of Portfolio Holdings	74
Portfolio Turnover	41%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
Average maturity (years)	1.86
30-day SEC yield (with waivers)	3.77%
30-day SEC yield (without waivers)	0.80%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	0.6
AAA	5.4
AA	9.5
A	21.1
BBB	48.9
BB	11.9
B	1.5
Not Rated	1.1

Duration Distribution

Duration	% Portfolio
0-1 yr	26.5
1-2 yrs	35.5
2-3 yrs	32.2
3-4 yrs	5.8

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Short Term Plus Fund

TSR-AR 123125-SBHPX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Short Term Plus Fund - Institutional (SBAPX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.40%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 5.65% against a return of 5.35% for the Bloomberg 1-3 Year US Government/Credit Index and 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund holds short-maturity 0–3-year securities. During 2025, short assets underperformed all other maturities as Treasury yields fell across most maturities. Over the course of the year, 2-year yields decreased 76 basis points (“bps”), 5-year yields decreased 66 bps, 10-year yields decreased 40 bps, and 30-year yields increased 6 bps.

   Sector selection had a positive impact on performance during the period. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment-grade corporate securities had excess returns of 1.19% during the year.

   Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 2.87% during the year. While the Fund’s underweight to the Financials sector was a detractor from performance during the period, the Fund outperformed all other sectors.

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	SBH Short Term Plus - Inst	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$250,000	$250,000	$250,000
Dec-2018	$250,500	$251,304	$252,287
Dec-2019	$259,557	$261,430	$274,278
Dec-2020	$265,225	$270,145	$294,867
Dec-2021	$265,084	$268,868	$290,321
Dec-2022	$259,848	$258,955	$252,549
Dec-2023	$273,286	$270,900	$266,512
Dec-2024	$287,421	$282,698	$269,844
Dec-2025	$303,667	$297,811	$289,545

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Inst	5.65%	2.74%	2.80%
Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	2.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	66.0%
Utility	14.9%
Asset Backed Securities	6.8%
U.S. Treasury Bonds & Notes	5.9%
Finance	5.1%

Fund Statistics

Net Assets	$13,735,893
Number of Portfolio Holdings	74
Portfolio Turnover	41%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%
Average maturity (years)	1.86
30-day SEC yield (with waivers)	3.78%
30-day SEC yield (without waivers)	2.84%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	0.6
AAA	5.4
AA	9.5
A	21.1
BBB	48.9
BB	11.9
B	1.5
Not Rated	1.1

Duration Distribution

Duration	% Portfolio
0-1 yr	26.5
1-2 yrs	35.5
2-3 yrs	32.2
3-4 yrs	5.8

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Short Term Plus Fund

TSR-AR 123125-SBAPX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Plus Bond Fund - Retail (WTIBX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$57	0.55%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 7.38% against a return of 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund was overweight corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight U.S. Treasury securities. Investment-grade corporates and MBS posted excess returns versus U.S. Treasuries of 1.19% and 1.71%, respectively, during the annual period.

   The Fund’s allocation to high-yield securities positively impacted performance. High yield posted a 2.60% excess return versus U.S. Treasuries during the reporting period.

   The Fund’s duration was slightly shorter than the duration of the benchmark during the period. Duration and yield-curve positioning had a negligible impact on performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Plus Bond - Retail	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,382	$10,265
Dec-2017	$10,873	$10,628
Dec-2018	$10,854	$10,629
Dec-2019	$11,809	$11,556
Dec-2020	$12,811	$12,423
Dec-2021	$12,737	$12,232
Dec-2022	$11,064	$10,641
Dec-2023	$11,890	$11,229
Dec-2024	$12,127	$11,369
Dec-2025	$13,022	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Plus Bond - Retail	7.38%	0.33%	2.68%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	32.2%
U.S. Treasury Bonds & Notes	22.4%
Industrial	19.6%
Finance	11.0%
Utility	7.1%
Asset Backed Securities	2.7%
Municipal Bonds	2.0%

Fund Statistics

Net Assets	$720,092,652
Number of Portfolio Holdings	142
Portfolio Turnover	38%
Total Advisory Fees Paid*	$1,585,111
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	7.68
30-day SEC yield (with waivers)	4.05%
30-day SEC yield (without waivers)	3.83%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	2.2
AAA	1.5
AA	56.6
A	12.4
BBB	17.3
BB	6.3
B & Below	2.2
Not Rated	1.6

Duration Distribution

Duration	% Portfolio
0-1 yr	5.4
1-3 yrs	23.1
3-4 yrs	5.4
4-6 yrs	25.0
6-8 yrs	26.8
8+ yrs	14.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Plus Bond Fund

TSR-AR 123125-WTIBX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Plus Bond Fund - Institutional (WIIBX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.40%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 7.51% against a return of 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund was overweight corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight U.S. Treasury securities. Investment-grade corporates and MBS posted excess returns versus U.S. Treasuries of 1.19% and 1.71%, respectively, during the annual period.

   The Fund’s allocation to high-yield securities positively impacted performance. High yield posted a 2.60% excess return versus U.S. Treasuries during the reporting period.

   The Fund’s duration was slightly shorter than the duration of the benchmark during the period. Duration and yield-curve positioning had a negligible impact on performance.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Plus Bond - Inst	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$250,000	$250,000
Dec-2016	$260,017	$256,618
Dec-2017	$272,519	$265,707
Dec-2018	$272,672	$265,737
Dec-2019	$296,940	$288,901
Dec-2020	$322,632	$310,587
Dec-2021	$321,223	$305,799
Dec-2022	$279,631	$266,014
Dec-2023	$300,863	$280,721
Dec-2024	$307,380	$284,231
Dec-2025	$330,458	$304,982

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Plus Bond - Inst	7.51%	0.48%	2.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	32.2%
U.S. Treasury Bonds & Notes	22.4%
Industrial	19.6%
Finance	11.0%
Utility	7.1%
Asset Backed Securities	2.7%
Municipal Bonds	2.0%

Fund Statistics

Net Assets	$720,092,652
Number of Portfolio Holdings	142
Portfolio Turnover	38%
Total Advisory Fees Paid*	$1,585,111
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	7.68
30-day SEC yield (with waivers)	4.20%
30-day SEC yield (without waivers)	4.08%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	2.2
AAA	1.5
AA	56.6
A	12.4
BBB	17.3
BB	6.3
B & Below	2.2
Not Rated	1.6

Duration Distribution

Duration	% Portfolio
0-1 yr	5.4
1-3 yrs	23.1
3-4 yrs	5.4
4-6 yrs	25.0
6-8 yrs	26.8
8+ yrs	14.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Plus Bond Fund

TSR-AR 123125-WIIBX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Quality High Yield Fund - Retail (WTLTX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$88	0.85%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 7.97% against a return of 8.62% for the Bloomberg U.S. High Yield - 2% Issuer Capped Index and 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund has a high-quality bias and was underweight CCC-rated securities and overweight BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield - 2% Issuer Capped Index. Within the Bloomberg U.S. High Yield - 2% Issuer Capped Index, CCC-rated securities returned 8.27% during the annual period versus 8.18% for intermediate BBB-rated securities, 9.02% for BB-rated securities, and 8.44% for B-rated securities.

   Security selection positively impacted returns during the reporting period as credit enhancing events for certain issuers outweighed underperforming issues.

   The Fund’s duration was shorter than its benchmark and regulatory broad-based securities market index, which detracted from performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Quality High Yield - Retail	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,275	$11,713	$10,265
Dec-2017	$11,973	$12,592	$10,628
Dec-2018	$11,710	$12,329	$10,629
Dec-2019	$13,140	$14,095	$11,556
Dec-2020	$14,100	$15,088	$12,423
Dec-2021	$14,542	$15,882	$12,232
Dec-2022	$13,125	$14,106	$10,641
Dec-2023	$14,720	$16,002	$11,229
Dec-2024	$15,534	$17,313	$11,369
Dec-2025	$16,771	$18,806	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Quality High Yield - Retail	7.97%	3.53%	5.31%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	8.62%	4.50%	6.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	78.6%
Finance	11.1%
Utility	6.8%

Fund Statistics

Net Assets	$65,627,424
Number of Portfolio Holdings	65
Portfolio Turnover	37%
Total Advisory Fees Paid*	$195,608
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	3.63
30-day SEC yield (with waivers)	4.46%
30-day SEC yield (without waivers)	4.36%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	2.1
BBB	12.4
BB	63.7
B & Below	18.8
Not Rated	3.0

Duration Distribution

Duration	% Portfolio
0-1 yr	29.9
1-3 yrs	41.3
3-4 yrs	9.4
4-6 yrs	15.7
6-8 yrs	2.1
8+ yrs	1.6

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Quality High Yield Fund

TSR-AR 123125-WTLTX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Quality High Yield Fund - Institutional (WILTX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	0.70%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 7.99% against a return of 8.62% for the Bloomberg U.S. High Yield - 2% Issuer Capped Index and 7.30% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

   The Fund has a high-quality bias and was underweight CCC-rated securities and overweight BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield - 2% Issuer Capped Index. Within the Bloomberg U.S. High Yield - 2% Issuer Capped Index, CCC-rated securities returned 8.27% during the annual period versus 8.18% for intermediate BBB-rated securities, 9.02% for BB-rated securities, and 8.44% for B-rated securities.

   Security selection positively impacted returns during the reporting period as credit enhancing events for certain issuers outweighed underperforming issues.

   The Fund’s duration was shorter than its benchmark and regulatory broad-based securities market index, which detracted from performance.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Quality High Yield - Inst	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$282,760	$292,825	$256,618
Dec-2017	$300,710	$314,795	$265,707
Dec-2018	$294,698	$308,234	$265,737
Dec-2019	$330,945	$352,369	$288,901
Dec-2020	$355,446	$377,202	$310,587
Dec-2021	$367,279	$397,046	$305,799
Dec-2022	$332,363	$352,650	$266,014
Dec-2023	$372,949	$400,058	$280,721
Dec-2024	$394,428	$432,835	$284,231
Dec-2025	$425,923	$470,158	$304,982

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Quality High Yield - Inst	7.99%	3.68%	5.47%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	8.62%	4.50%	6.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	78.6%
Finance	11.1%
Utility	6.8%

Fund Statistics

Net Assets	$65,627,424
Number of Portfolio Holdings	65
Portfolio Turnover	37%
Total Advisory Fees Paid*	$195,608
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	3.63
30-day SEC yield (with waivers)	4.62%
30-day SEC yield (without waivers)	4.58%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	2.1
BBB	12.4
BB	63.7
B & Below	18.8
Not Rated	3.0

Duration Distribution

Duration	% Portfolio
0-1 yr	29.9
1-3 yrs	41.3
3-4 yrs	9.4
4-6 yrs	15.7
6-8 yrs	2.1
8+ yrs	1.6

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Quality High Yield Fund

TSR-AR 123125-WILTX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Municipal Opportunities Fund - Retail (WTTAX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$67	0.65%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 5.07% against a return of 5.18% for the Bloomberg 1-15 Year Municipal Blend Index and 4.25% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

   The Fund maintained little to no exposure to the belly of the yield curve (3-12 years) during the period, resulting in quarter-to-quarter price fluctuations largely driven by performance in this part of the curve.

   The Fund invested in short-term U.S. Treasuries during the period. This positioning modestly impacted relative performance, but with the 5-Year Muni/Treasury ratio ending the year at historically tight levels around 61%, exiting the period, we remain confident that investing across the yield curve will prove itself. Outperformance through narrowing spreads alone is not sustainable over any reasonable time frame. While the curve segment we avoided outperformed on a price basis for much of the year, our income generation contributed to strong total returns for the full period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Municipal Opportunities - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2016	$10,000	$10,000	$10,000
Dec-2016	$10,150	$10,070	$10,087
Dec-2017	$10,996	$10,507	$10,637
Dec-2018	$11,142	$10,673	$10,773
Dec-2019	$11,922	$11,360	$11,585
Dec-2020	$12,701	$11,897	$12,189
Dec-2021	$13,047	$12,000	$12,374
Dec-2022	$11,579	$11,286	$11,319
Dec-2023	$12,198	$11,880	$12,044
Dec-2024	$12,569	$11,984	$12,171
Dec-2025	$13,206	$12,605	$12,687

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Retail	5.07%	0.78%	3.12%
Bloomberg 1-15 Year Municipal Blend Index	5.18%	1.16%	2.59%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	57.5%
General Obligation	16.0%
Variable Rate Demand Note	9.0%
U.S. Treasury Bonds & Notes	6.6%
Industrial	4.2%
Local Authority	2.8%
CMBS	1.0%

Fund Statistics

Net Assets	$196,587,975
Number of Portfolio Holdings	157
Portfolio Turnover	77%
Total Advisory Fees Paid*	$446,328
Total Advisory Fees Paid %*	0.24%
Average maturity (years)	8.61
30-day SEC yield (with waivers)	3.05%
30-day SEC yield (without waivers)	2.91%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	1.7
AAA	18.9
AA	44.8
A	17.1
BBB	1.4
BB	2.3
B	4.2
Not Rated	9.6

Duration Distribution

Duration	% Portfolio
0-1 yr	19.7
1-3 yrs	22.1
3-4 yrs	13.1
4-6 yrs	2.8
6-8 yrs	8.3
8+ yrs	34.1

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Municipal Opportunities Fund

TSR-AR 123125-WTTAX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Municipal Opportunities Fund - Institutional (WITAX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.50%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 5.32% against a return of 5.18% for the Bloomberg 1-15 Year Municipal Blend Index and 4.25% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

   The Fund maintained little to no exposure to the belly of the yield curve (3-12 years) during the period, resulting in quarter-to-quarter price fluctuations largely driven by performance in this part of the curve.

   The Fund invested in short-term U.S. Treasuries during the period. This positioning modestly impacted relative performance, but with the 5-Year Muni/Treasury ratio ending the year at historically tight levels around 61%, exiting the period, we remain confident that investing across the yield curve will prove itself. Outperformance through narrowing spreads alone is not sustainable over any reasonable time frame. While the curve segment we avoided outperformed on a price basis for much of the year, our income generation contributed to strong total returns for the full period.

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	SBH Municipal Opportunities - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2016	$250,000	$250,000	$250,000
Dec-2016	$253,750	$251,760	$252,187
Dec-2017	$275,511	$262,663	$265,926
Dec-2018	$279,525	$266,814	$269,336
Dec-2019	$299,632	$283,999	$289,631
Dec-2020	$319,730	$297,437	$304,728
Dec-2021	$328,903	$300,005	$309,352
Dec-2022	$292,368	$282,155	$282,975
Dec-2023	$308,454	$296,991	$301,090
Dec-2024	$317,993	$299,609	$304,263
Dec-2025	$334,923	$315,127	$317,180

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Inst	5.32%	0.93%	3.29%
Bloomberg 1-15 Year Municipal Blend Index	5.18%	1.16%	2.59%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	57.5%
General Obligation	16.0%
Variable Rate Demand Note	9.0%
U.S. Treasury Bonds & Notes	6.6%
Industrial	4.2%
Local Authority	2.8%
CMBS	1.0%

Fund Statistics

Net Assets	$196,587,975
Number of Portfolio Holdings	157
Portfolio Turnover	77%
Total Advisory Fees Paid*	$446,328
Total Advisory Fees Paid %*	0.24%
Average maturity (years)	8.61
30-day SEC yield (with waivers)	3.20%
30-day SEC yield (without waivers)	3.13%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	1.7
AAA	18.9
AA	44.8
A	17.1
BBB	1.4
BB	2.3
B	4.2
Not Rated	9.6

Duration Distribution

Duration	% Portfolio
0-1 yr	19.7
1-3 yrs	22.1
3-4 yrs	13.1
4-6 yrs	2.8
6-8 yrs	8.3
8+ yrs	34.1

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Municipal Opportunities Fund

TSR-AR 123125-WITAX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Colorado Tax-Free Fund - Retail (WTCOX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$65	0.64%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the retail class of the Fund returned 3.29% against a return of 5.18% for the Bloomberg 1-15 Year Municipal Blend Index and 4.25% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

   The Fund maintained little to no exposure to the belly of the yield curve (3-12 years) during the period, resulting in quarter-to-quarter price fluctuations largely driven by performance in this part of the curve. With the 5-Year Muni/Treasury ratio ending the year at historically tight levels around 61%, exiting the period, we remain confident that our barbell positioning will prove itself. Outperformance through narrowing spreads alone is not sustainable over any reasonable time frame. While the curve segment we avoided outperformed on a price basis for much of the year, our income generation contributed to strong total returns for the full period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Colorado Tax Free - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$9,993	$10,001	$10,025
Dec-2017	$10,505	$10,434	$10,571
Dec-2018	$10,577	$10,599	$10,707
Dec-2019	$11,278	$11,282	$11,513
Dec-2020	$11,851	$11,816	$12,113
Dec-2021	$12,073	$11,918	$12,297
Dec-2022	$10,789	$11,208	$11,249
Dec-2023	$11,331	$11,798	$11,969
Dec-2024	$11,602	$11,902	$12,095
Dec-2025	$11,984	$12,518	$12,608

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Retail	3.29%	0.22%	1.83%
Bloomberg 1-15 Year Municipal Blend Index	5.18%	1.16%	2.27%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	58.5%
General Obligation	12.4%
Certificate Participation	10.1%
Variable Rate Demand Note	6.9%
U.S. Treasury Bonds & Notes	4.5%
Local Authority	2.1%

Fund Statistics

Net Assets	$309,853,267
Number of Portfolio Holdings	142
Portfolio Turnover	80%
Total Advisory Fees Paid*	$929,066
Total Advisory Fees Paid %*	0.42%
Average maturity (years)	9.42
30-day SEC yield (with waivers)	3.32%
30-day SEC yield (without waivers)	3.27%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	5.0
AAA	28.7
AA	52.9
A	7.5
BBB	3.4
BB	0.6
Not Rated	2.0

Duration Distribution

Duration	% Portfolio
0-1 yr	22.5
1-3 yrs	20.0
3-4 yrs	6.6
4-6 yrs	10.1
6-8 yrs	6.8
8+ yrs	33.9

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Colorado Tax-Free Fund

TSR-AR 123125-WTCOX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Colorado Tax-Free Fund - Institutional (WICOX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.50%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the institutional class of the Fund returned 3.42% against a return of 5.18% for the Bloomberg 1-15 Year Municipal Blend Index and 4.25% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

   The Fund maintained little to no exposure to the belly of the yield curve (3-12 years) during the period, resulting in quarter-to-quarter price fluctuations largely driven by performance in this part of the curve. With the 5-Year Muni/Treasury ratio ending the year at historically tight levels around 61%, exiting the period, we remain confident that our barbell positioning will prove itself. Outperformance through narrowing spreads alone is not sustainable over any reasonable time frame. While the curve segment we avoided outperformed on a price basis for much of the year, our income generation contributed to strong total returns for the full period.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Colorado Tax Free - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2015	$250,000	$250,000	$250,000
Dec-2016	$249,848	$250,025	$250,620
Dec-2017	$263,417	$260,854	$264,274
Dec-2018	$265,340	$264,976	$267,663
Dec-2019	$283,382	$282,042	$287,832
Dec-2020	$298,371	$295,388	$302,835
Dec-2021	$304,371	$297,938	$307,430
Dec-2022	$272,273	$280,211	$281,217
Dec-2023	$286,322	$294,944	$299,220
Dec-2024	$293,552	$297,545	$302,373
Dec-2025	$303,581	$312,956	$315,210

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Inst	3.42%	0.35%	1.96%
Bloomberg 1-15 Year Municipal Blend Index	5.18%	1.16%	2.27%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	58.5%
General Obligation	12.4%
Certificate Participation	10.1%
Variable Rate Demand Note	6.9%
U.S. Treasury Bonds & Notes	4.5%
Local Authority	2.1%

Fund Statistics

Net Assets	$309,853,267
Number of Portfolio Holdings	142
Portfolio Turnover	80%
Total Advisory Fees Paid*	$929,066
Total Advisory Fees Paid %*	0.42%
Average maturity (years)	9.42
30-day SEC yield (with waivers)	3.46%
30-day SEC yield (without waivers)	3.42%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Rating	% Portfolio
Cash	5.0
AAA	28.7
AA	52.9
A	7.5
BBB	3.4
BB	0.6
Not Rated	2.0

Duration Distribution

Duration	% Portfolio
0-1 yr	22.5
1-3 yrs	20.0
3-4 yrs	6.6
4-6 yrs	10.1
6-8 yrs	6.8
8+ yrs	33.9

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Colorado Tax-Free Fund

TSR-AR 123125-WICOX

Annual Shareholder Report - December 31, 2025

Barrett Growth Fund (BGRWX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Barrett Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$103	0.99%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the Fund returned 8.10% against a return of 17.88% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Communication Services, Information Technology, and Financials. Communication Services was an area that appeared to benefit greatly from Artificial Intelligence during the period. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., NVIDIA Corp., and JPMorgan Chase & Co. In the case of Alphabet, the company benefited from AI infrastructure spend during the period.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Energy, Consumer Staples, and Health Care. Managed care organizations were under margin pressure, dragging on performance. The three individual securities that detracted the most on an absolute basis were Accenture PLC, UnitedHealth Group, Inc. and Tetra Tech, Inc. UnitedHealth Group was weighed down by Medicare reimbursement rates as well as the high profile death of its insurance CEO.

Stock Performance

Top 5	Average Weight	Contribution To Return
Alphabet, Inc.	5.76	3.56
NVIDIA Corp.	8.30	3.38
JPMorgan Chase & Co.	4.60	1.61
TJX Companies, Inc	4.82	1.34
Microsoft Corp.	7.08	1.16

Bottom 5
ServiceNow, Inc.	1.82	-0.51
Fair Isaac Corp.	3.41	-0.53
Tetra Tech, Inc.	3.20	-0.54
UnitedHealth Group, Inc.	0.89	-0.87
Accenture PLC	2.80	-0.92

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Barrett Growth	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,704	$11,196
Dec-2017	$12,952	$13,640
Dec-2018	$12,901	$13,042
Dec-2019	$17,026	$17,149
Dec-2020	$21,961	$20,304
Dec-2021	$26,659	$26,132
Dec-2022	$20,097	$21,399
Dec-2023	$26,714	$27,025
Dec-2024	$34,288	$33,786
Dec-2025	$37,065	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Barrett Growth	8.10%	11.04%	14.00%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$24,958,946
Number of Portfolio Holdings	29
Portfolio Turnover	8%
Total Advisory Fees Paid*	$52,447
Total Advisory Fees Paid %*	0.21%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	29.8%
Financials	20.7%
Consumer Discretionary	14.6%
Health Care	13.1%
Communication Services	7.9%
Industrials	6.2%
Consumer Staples	3.4%
Materials	3.2%
Energy	0.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	9.2%
Alphabet, Inc.	7.9%
Microsoft Corp.	7.2%
TJX Cos., Inc. (The)	5.7%
Amazon.com, Inc.	5.5%
JPMorgan Chase & Co.	5.2%
Ares Management Corp.	5.0%
Apple, Inc.	4.9%
Visa, Inc.	4.8%
Progressive Corp. (The)	4.1%

Country Weighting (% of net assets)

Value	Value
United States	98.0%
Ireland	1.8%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Barrett Growth Fund

TSR-AR 123125-BGRWX

Annual Shareholder Report - December 31, 2025

Barrett Opportunity Fund (SAOPX)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Barrett Opportunity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$105	0.99%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the Fund returned 12.81% against a return of 17.88% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Communication Services, Industrials and Information Technology. Although the general economy has been softening, investors continued to favor sectors, such as Information Technology, that could benefit from the artificial intelligence (AI) trend. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., Bank of New York Mellon Corp., and General Dynamics Corp. Alphabet benefited from increasing AI infrastructure buildout during the period.

Detractors from Return

   Two sectors, Consumer Staples and Consumer Discretionary, detracted from the Fund’s returns on an absolute basis. Within Consumer Discretionary, the Fund’s exposure leaned towards homebuilding company stocks, which had mediocre returns due to a stagnant real estate market. The three individual securities that negatively contributed the most on an absolute basis were Jefferies Financial Group, Inc., Murphy USA, Inc., and Automatic Data Processing, Inc. In the case of Automatic Data Processing, the company did not outperform due to a slowing labor market and declining interest rate environment.

Stock Performance

Top 5	Average Weight	Contribution To Return
Alphabet, Inc.	10.07	6.00
Bank of New York Mellon Corp. (The)	10.64	5.13
General Dynamics Corp.	12.72	4.08
Microsoft Corp.	10.54	2.42
Shell PLC	9.69	1.97

Bottom 5
Home Depot, Inc.	1.13	-0.11
Corpay, Inc.	0.81	-0.11
Automatic Data Processing, Inc.	5.18	-0.56
Murphy USA, Inc.	6.71	-2.03
Jefferies Financial Group, Inc.	11.58	-4.26

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Barrett Opportunity	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,746	$11,196
Dec-2017	$14,163	$13,640
Dec-2018	$12,841	$13,042
Dec-2019	$15,397	$17,149
Dec-2020	$15,587	$20,304
Dec-2021	$20,545	$26,132
Dec-2022	$19,251	$21,399
Dec-2023	$22,662	$27,025
Dec-2024	$27,795	$33,786
Dec-2025	$31,356	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Barrett Opportunity	12.81%	15.00%	12.11%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$23,297,691
Number of Portfolio Holdings	18
Portfolio Turnover	3%
Total Advisory Fees Paid*	$77,139
Total Advisory Fees Paid %*	0.33%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Financials	24.0%
Information Technology	18.0%
Industrials	16.7%
Energy	13.9%
Communication Services	13.6%
Consumer Discretionary	6.7%
Health Care	5.7%
Consumer Staples	1.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
General Dynamics Corp.	13.7%
Alphabet, Inc.	13.6%
Bank of New York Mellon Corp. (The)	11.0%
Microsoft Corp.	10.4%
Shell PLC	9.6%
Jefferies Financial Group, Inc.	8.8%
Apple, Inc.	7.6%
Murphy USA, Inc.	5.7%
Murphy Oil Corp.	4.3%
Automatic Data Processing, Inc.	3.0%

Country Weighting (% of net assets)

Value	Value
United States	90.8%
United Kingdom	9.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Barrett Opportunity Fund

TSR-AR 123125-SAOPX

Annual Shareholder Report - December 31, 2025

Segall Bryant & Hamill Select Equity ETF (USSE) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Segall Bryant & Hamill Select Equity ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.cisbh.com/funds/etfs. You can also request this information by contacting us at (800) 836-4265.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBH Select Equity ETF	$66	0.65%

How did the Fund perform during the reporting period?

Fund Performance

   For the year, the Fund returned 2.41% against a return of 17.37% for the Russell 1000® Index and 17.15% for the broad-based securities market index, the Russell 3000® Index.

Contributors to Return

   The three sectors that contributed most to the Fund’s returns on an absolute basis were Communication Services, Financials, and Industrials. The three individual securities that contributed the most on an absolute basis were Alphabet, Inc., ATI, Inc., and JPMorgan Chase & Co. Alphabet gained on the back of the successful launch of its Gemini 3.0 frontier artificial intelligence (AI) model. ATI’s significant and differentiated exposure to aircraft and aircraft jet engine build rates contributed to the company’s growth in earnings during the year. JPMorgan Chase’s outperformance was driven by overall operational execution coupled with an improving credit and regulatory environment.

Detractors from Return

   The three sectors that detracted most from the Fund’s returns on an absolute basis were Information Technology, Health Care, and Energy. The three individual securities that detracted the most on an absolute basis were Marvell Technology, Inc., Fair Isaac Corp., and UnitedHealth Group, Inc. Marvell Technology underperformed due to elevated expectations tied to AI revenue growth. Fair Isaac faced pressure as investors grew concerned about the Federal Housing Finance Agency efforts to reduce residential housing closing costs. UnitedHealth Group underperformed as the company struggled to appropriately manage cost trends.

Stock Performance

Top 5	Average Weight	Contribution To Return
Alphabet, Inc.	8.09	4.89
ATI, Inc.	2.91	1.90
JPMorgan Chase & Co.	4.06	1.61
Globe Life, Inc.	4.97	1.22
Microsoft Corp.	7.28	1.18

Bottom 5
Zebra Technologies Corp.	0.64	-0.79
Chevron Corp.	0.27	-0.80
UnitedHealth Group, Inc.	1.40	-0.98
Fair Isaac Corp.	1.81	-1.36
Marvell Technology, Inc.	2.45	-4.74

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Select Equity ETF - NAV	Russell 1000® Index	Russell 3000® Index
08/29/23	$10,000	$10,000	$10,000
12/31/23	$10,557	$10,706	$10,709
12/31/24	$13,147	$13,330	$13,258
12/31/25	$13,464	$15,645	$15,531

Average Annual Total Returns

	1 Year	Since Inception (08/29/2023)
SBH Select Equity ETF - NAV	2.41%	13.56%
Russell 1000® Index	17.37%	21.08%
Russell 3000® Index	17.15%	20.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 836-4265 or visit www.cisbh.com/funds/etfs for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$283,768,607
Number of Portfolio Holdings	20
Portfolio Turnover	150%
Total Advisory Fees Paid*	$1,380,061
Total Advisory Fees Paid %*	0.53%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Value	Value
Information Technology	35.1%
Financials	18.8%
Communication Services	14.3%
Industrials	13.6%
Consumer Discretionary	13.1%
Health Care	3.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	8.6%
NVIDIA Corp.	7.3%
Microsoft Corp.	6.9%
ATI, Inc.	6.1%
Meta Platforms, Inc.	5.7%
Visa, Inc.	5.3%
Amazon.com, Inc.	5.3%
Apple, Inc.	4.7%
JPMorgan Chase & Co.	4.7%
Reinsurance Group of America, Inc.	4.6%

Country Weighting (% of net assets)

Value	Value
United States	98.4%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/etfs), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Select Equity ETF

TSR-AR 123125-USSE

Annual Shareholder Report - December 31, 2025

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has made minor amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Board of Trustees of the registrant has determined that the registrant has a least one “audit committee financial expert” serving on its audit committee.

(a)(2)	The Board of Trustees has designated Kathryn A. Burns as the registrant’s “audit committee financial expert.” Ms. Burns is “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $227,400 and $219,600, respectively.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended December 31, 2025 and December 31, 2024, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees: For the registrant’s fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $54,960 and $52,800, respectively. The fiscal year tax fees were for review of each Fund’s federal and excise tax returns and year-end distributions.

(d)	All Other Fees: For the registrant’s fiscal years ended December 31, 2025 and December 31, 2024, no fees were billed by the principal accountant for products and services other than the services reported in paragraph (a) through (c) of this Item.

(e)(1)	The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2)	None of the services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Aggregate non-audit fees of $54,960 and $52,800 were billed by the registrant’s principal accountant for services rendered to the registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of fiscal year ended December 31, 2025 and December 31, 2024, respectively. All such services were rendered to the registrant.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Kathryn A. Burns, Janice M. Teague and James A. Smith.

(b)	Not applicable.

Item 6. Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Segall Bryant & Hamill Small Cap Value Fund

(Ticker Symbol: Retail - SBRVX; Institutional - SBHVX)

Segall Bryant & Hamill Small Cap Growth Fund

(Ticker Symbol: Retail - WTSGX; Institutional - WISGX)

Segall Bryant & Hamill Small Cap Core Fund

(Ticker Symbol: Retail - SBHCX; Institutional - SBASX)

Segall Bryant & Hamill All Cap Fund

(Ticker Symbol: Retail - SBRAX; Institutional - SBHAX)

Segall Bryant & Hamill Emerging Markets Fund

(Ticker Symbol: Retail - SBHEX; Institutional - SBEMX)

Segall Bryant & Hamill International Small Cap Fund

(Ticker Symbol: Retail - SBHSX; Institutional - SBSIX)

Segall Bryant & Hamill International Equity Fund

(Ticker Symbol: Retail - CIQRX; Institutional - CIEQX)

Segall Bryant & Hamill Global All Cap Fund

(Ticker Symbol: Retail - WTMVX; Institutional - WIMVX)

Segall Bryant & Hamill Short Term Plus Fund

(Ticker Symbol: Retail - SBHPX; Institutional - SBAPX)

Segall Bryant & Hamill Plus Bond Fund

(Ticker Symbol: Retail - WTIBX; Institutional - WIIBX)

Segall Bryant & Hamill Quality High Yield Fund

(Ticker Symbol: Retail - WTLTX; Institutional - WILTX)

Segall Bryant & Hamill Municipal Opportunities Fund

(Ticker Symbol: Retail - WTTAX; Institutional - WITAX)

Segall Bryant & Hamill Colorado Tax Free Fund

(Ticker Symbol: Retail - WTCOX; Institutional - WICOX)

Barrett Growth Fund

(Ticker Symbol: BGRWX)

Barrett Opportunity Fund

(Ticker Symbol: SAOPX)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

DECEMBER 31, 2025

Financial Statements | December 31, 2025 |

Intentionally Left Blank

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 98.4%
Consumer Discretionary — 10.1%
Automobiles & Components — 1.6%
Gentherm, Inc. (a)	81,164	$2,951,935
Goodyear Tire & Rubber Co. (The) (a)	358,702	3,142,229
		6,094,164
Consumer Discretionary Distribution & Retail — 1.2%
Advance Auto Parts, Inc.	112,424	4,418,263

Consumer Durables & Apparel — 5.3%
Capri Holdings, Ltd. (a)	223,040	5,442,176
VF Corp.	808,501	14,617,698
		20,059,874
Consumer Services — 2.0%
Papa John’s International, Inc.	200,459	7,715,667

Energy — 3.9%
Energy — 3.9%
Crescent Energy Co. - Class A	422,506	3,544,825
Helmerich & Payne, Inc.	109,097	3,128,902
Murphy Oil Corp.	188,750	5,898,438
Valaris, Ltd. (a)	41,455	2,089,332
		14,661,497
Financials — 18.6%
Banks — 16.3%
Ameris Bancorp	65,797	4,886,743
Cadence Bank	123,206	5,278,145
Columbia Banking System, Inc.	155,169	4,336,974
Community Bank System, Inc.	78,002	4,480,435
First Bancorp	32,737	1,662,712
Glacier Bancorp, Inc.	98,150	4,323,507
Hancock Whitney Corp.	56,916	3,624,411
National Bank Holdings Corp. - Class A	161,049	6,121,472
Peoples BanCorp, Inc.	42,488	1,275,915
Seacoast Banking Corp. of Florida	185,009	5,812,983
Southstate Bank Corp.	51,590	4,855,135
Texas Capital Bancshares, Inc. (a)	72,257	6,542,149
United Community Banks, Inc.	104,805	3,272,012
WesBanco, Inc.	162,017	5,385,445
		61,858,038
Financial Services — 2.3%
DigitalBridge Group, Inc. - Class A	559,622	8,584,602

Health Care — 7.8%
Health Care Equipment & Services — 7.0%
Adapthealth Corp. (a)	722,541	7,196,508
AngioDynamics, Inc. (a)	251,652	3,231,212
ICU Medical, Inc. (a)	48,107	6,863,426
NeoGenomics, Inc. (a)	221,418	2,603,876
QuidelOrtho Corp. (a)	230,401	6,580,252
		26,475,274
Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
Galapagos N.V. ADR (Belgium) (a)	94,152	3,078,770
	Shares	Value
Industrials — 21.6%
Capital Goods — 19.8%
AAR Corp. (a)	29,382	$2,432,536
Apogee Enterprises, Inc.	138,968	5,059,825
Astec Industries, Inc.	36,160	1,566,451
AZZ, Inc.	73,680	7,897,022
Columbus McKinnon Corp.	104,612	1,804,557
Enerpac Tool Group Corp. - Class A	56,727	2,169,240
EnerSys	58,375	8,566,531
Franklin Electric Co., Inc.	56,051	5,354,552
Gibraltar Industries, Inc. (a)	53,531	2,646,573
Mercury Systems, Inc. (a)	133,475	9,745,010
Quanex Building Products Corp.	206,323	3,173,248
REV Group, Inc.	113,978	6,931,002
Timken Co., (The)	56,517	4,754,775
Valmont Industries, Inc.	32,412	13,039,996
		75,141,318
Transportation — 1.8%
ArcBest Corp.	30,796	2,284,755
GXO Logistics, Inc. (a)	50,110	2,637,791
Hub Group, Inc. - Class A	40,618	1,730,733
		6,653,279
Information Technology — 18.1%
Semiconductors & Semiconductor Equipment — 7.0%
Allegro MicroSystems, Inc. (a)	173,385	4,573,896
Ambarella, Inc. (Cayman Islands) (a)	36,497	2,585,447
Amkor Technology, Inc.	72,156	2,848,719
Axcelis Technologies, Inc. (a)	20,298	1,630,741
Cohu, Inc. (a)	45,977	1,069,885
Onto Innovation, Inc. (a)	34,738	5,483,741
Synaptics, Inc. (a)	42,119	3,117,648
Universal Display Corp.	27,159	3,171,628
Veeco Instruments, Inc. (a)	67,086	1,917,318
		26,399,023
Software & Services — 2.5%
Core Scientific, Inc. (a)	170,361	2,480,456
Progress Software Corp. (a)	125,860	5,406,946
Riot Platforms, Inc. (a)	122,942	1,557,675
		9,445,077
Technology Hardware & Equipment — 8.6%
Belden, Inc.	55,143	6,426,917
Frequency Electronics, Inc. (a)	61,202	3,295,116
IPG Photonics Corp. (a)	77,363	5,539,191
Littelfuse, Inc.	31,832	8,050,949
Rogers Corp. (a)	27,768	2,542,716
Viavi Solutions, Inc. (a)	318,100	5,668,542
Vishay Precision Group, Inc. (a)	31,633	1,217,870
		32,741,301

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	1

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
December 31, 2025

	Shares	Value
Materials — 11.9%
Materials — 11.9%
Alamos Gold, Inc. - Class A (Canada)	210,681	$8,128,073
Almonty Industries, Inc. (Canada) (a)	197,898	1,743,481
Eagle Materials, Inc.	12,374	2,557,458
Element Solutions, Inc.	167,764	4,192,422
Ingevity Corp. (a)	175,838	10,406,093
MP Materials Corp. (a)	61,017	3,082,579
O-I Glass, Inc. (a)	464,951	6,862,677
Sensient Technologies Corp.	49,659	4,665,463
Silgan Holdings, Inc.	79,229	3,198,475
		44,836,721
Real Estate — 3.0%
Equity Real Estate Investment Trusts (REITs) — 3.0%
CareTrust REIT, Inc.	98,412	3,558,578
Empire State Realty Trust, Inc. - Class A	160,851	1,048,749
STAG Industrial, Inc.	114,682	4,215,710
Terreno Realty Corp.	43,710	2,566,214
		11,389,251
Utilities — 3.4%
Utilities — 3.4%
New Jersey Resources Corp.	70,967	3,272,998
OGE Energy Corp.	93,887	4,008,975
TXNM Energy, Inc.	94,862	5,585,475
		12,867,448
Investments at Value — 98.4%
(Cost $285,298,265)		$372,419,567

Other Assets in Excess of Liabilities — 1.6%		5,997,154

Net Assets — 100.0%		$378,416,721

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
2	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 97.8%
Consumer Discretionary — 7.0%
Automobiles & Components — 1.0%
Patrick Industries, Inc.	29,513	$3,200,095

Consumer Discretionary Distribution & Retail — 2.2%
Boot Barn Holdings, Inc. (a)	22,233	3,923,457
Revolve Group, Inc. (a)	88,977	2,686,216
		6,609,673
Consumer Durables & Apparel — 3.3%
Cavco Industries, Inc. (a)	8,105	4,787,948
Installed Building Products, Inc.	20,527	5,324,498
		10,112,446
Consumer Services — 0.5%
Kura Sushi USA, Inc. - Class A (a)	28,364	1,484,288

Consumer Staples — 2.2%
Food, Beverage & Tobacco — 2.2%
Freshpet, Inc. (a)	23,218	1,414,673
Vita Coco Company, Inc. (The) (a)	44,576	2,362,974
Vital Farms, Inc. (a)	94,328	3,012,836
		6,790,483
Energy — 4.5%
Energy — 4.5%
Matador Resources Co.	68,414	2,903,490
Range Resources Corp.	116,421	4,105,005
TechnipFMC PLC (United Kingdom)	156,354	6,967,134
		13,975,629
Financials — 10.7%
Banks — 1.9%
Bancorp, Inc. (The) (a)	49,458	3,339,404
Coastal Financial Corp. (a)	21,062	2,413,495
		5,752,899
Financial Services — 6.3%
Dave, Inc. (a)	7,322	1,621,164
Hamilton Lane, Inc. - Class A	32,063	4,306,381
Houlihan Lokey, Inc.	25,116	4,374,956
StepStone Group, Inc. - Class A	77,140	4,950,074
StoneX Group, Inc. (a)	45,283	4,307,772
		19,560,347
Insurance — 2.5%
Goosehead Insurance, Inc. - Class A	28,809	2,121,783
Skyward Specialty Insurance Group, Inc. (a)	109,661	5,604,773
		7,726,556
Health Care — 20.0%
Health Care Equipment & Services — 11.0%
Ensign Group, Inc. (The)	33,820	5,891,444
Glaukos Corp. (a)	37,383	4,220,915
Guardant Health, Inc. (a)	70,279	7,178,297
HealthEquity, Inc. (a)	51,151	4,685,943
Option Care Health, Inc. (a)	102,874	3,277,566
PROCEPT BioRobotics Corp. (a)	62,374	1,962,286
RadNet, Inc. (a)	91,270	6,512,114
		33,728,565
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 9.0%
Alkermes PLC (Ireland) (a)	134,607	$3,766,304
Crinetics Pharmaceuticals, Inc. (a)	54,230	2,524,406
Cytokinetics, Inc. (a)	54,323	3,451,683
Denali Therapeutics, Inc. (a)	154,485	2,550,547
Madrigal Pharmaceuticals, Inc. (a)	9,597	5,588,717
Mirum Pharmaceuticals, Inc. (a)	53,193	4,201,715
Protagonist Therapeutics, Inc. (a)	37,029	3,234,113
Vaxcyte, Inc. (a)	55,151	2,544,667
		27,862,152
Industrials — 28.6%
Capital Goods — 24.0%
CECO Environmental Corp. (a)	52,719	3,155,232
Construction Partners, Inc. - Class A (a)	40,752	4,423,629
CSW Industrials, Inc.	13,232	3,883,989
ESCO Technologies, Inc.	14,345	2,802,869
Everus Construction Group, Inc. (a)	37,659	3,222,104
FTAI Aviation, Ltd. (Bermuda)	25,634	5,046,053
Griffon Corp.	39,858	2,935,542
IES Holdings, Inc. (a)	3,890	1,513,288
Karman Holdings, Inc. (a)	48,273	3,532,135
Limbach Holdings, Inc. (a)	50,704	3,947,306
Loar Holdings, Inc. (a)	52,480	3,568,640
McGrath RentCorp	22,005	2,308,985
Modine Manufacturing Co. (a)	47,674	6,364,956
Nextpower, Inc. - Class A (a)	34,116	2,971,845
Primoris Services Corp.	32,242	4,002,522
Simpson Manufacturing Co., Inc.	16,840	2,719,155
SiteOne Landscape Supply, Inc. (a)	17,666	2,200,477
Sterling Infrastructure, Inc. (a)	22,482	6,884,663
VSE Corp.	49,836	8,610,166
		74,093,556
Commercial & Professional Services — 3.1%
Casella Waste Systems, Inc. - Class A (a)	64,723	6,338,971
Parsons Corp. (a)	49,932	3,085,797
		9,424,768
Transportation — 1.5%
Saia, Inc. (a)	14,578	4,760,009

Information Technology — 19.2%
Semiconductors & Semiconductor Equipment — 8.5%
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	28,567	4,110,506
Impinj, Inc. (a)	14,221	2,474,596
Lattice Semiconductor Corp. (a)	63,667	4,684,618
MACOM Technology Solutions Holdings, Inc. (a)	19,124	3,275,559
Onto Innovation, Inc. (a)	32,294	5,097,931
Rambus, Inc. (a)	29,951	2,752,197
SiTime Corp. (a)	10,920	3,856,835
		26,252,242

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	3

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
December 31, 2025

	Shares	Value
Software & Services — 6.2%
Clearwater Analytics Holdings, Inc. - Class A (a)	117,457	$2,833,063
Descartes Systems Group, Inc. (The) (Canada) (a)	45,732	4,008,867
JFrog, Ltd. (a)	59,202	3,697,757
Procore Technologies, Inc. (a)	67,898	4,938,900
ServiceTitan, Inc. - Class A (a)	32,832	3,496,608
		18,975,195
Technology Hardware & Equipment — 4.5%
Itron, Inc. (a)	25,429	2,361,337
Mirion Technologies, Inc. (a)	335,877	7,866,239
Novanta, Inc. (Canada) (a)	31,239	3,717,129
		13,944,705
Materials — 4.3%
Materials — 4.3%
Hawkins, Inc.	26,559	3,772,971
Knife River Corp. (a)	25,339	1,782,599
Materion Corp.	43,868	5,453,670
United States Lime & Minerals, Inc.	18,012	2,156,757
		13,165,997
Real Estate — 1.3%
Equity Real Estate Investment Trusts (REITs) — 1.3%
Terreno Realty Corp.	65,679	3,856,014

Investments at Value — 97.8%
(Cost $250,234,287)		$301,275,619

Other Assets in Excess of Liabilities — 2.2%		6,912,967

Net Assets — 100.0%		$308,188,586

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
4	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 95.7%
Consumer Discretionary — 7.1%
Automobiles & Components — 1.3%
Fox Factory Holding Corp. (a)	14,103	$241,302
Gentherm, Inc. (a)	26,877	977,517
		1,218,819
Consumer Discretionary Distribution & Retail — 0.3%
Bath & Body Works, Inc.	15,298	307,184

Consumer Durables & Apparel — 3.1%
Capri Holdings, Ltd. (a)	13,859	338,159
Gildan Activewear, Inc. (Canada)	24,918	1,556,378
Steven Madden, Ltd.	24,331	1,013,143
		2,907,680
Consumer Services — 2.4%
Churchill Downs, Inc.	9,877	1,123,805
Texas Roadhouse, Inc.	7,220	1,198,520
		2,322,325
Consumer Staples — 1.1%
Consumer Staples Distribution & Retail — 1.1%
Casey’s General Stores, Inc.	1,836	1,014,775

Energy — 1.9%
Energy — 1.9%
Chord Energy Corp.	7,304	677,081
Matador Resources Co.	27,536	1,168,628
		1,845,709
Financials — 10.6%
Banks — 10.6%
Ameris Bancorp	22,020	1,635,425
Cadence Bank	37,328	1,599,131
Glacier Bancorp, Inc.	30,913	1,361,718
Seacoast Banking Corp. of Florida	43,686	1,372,614
Southstate Bank Corp.	18,662	1,756,281
United Bankshares, Inc.	35,249	1,353,562
United Community Banks, Inc.	34,494	1,076,903
		10,155,634
Health Care — 15.5%
Health Care Equipment & Services — 8.7%
Chemed Corp.	1,135	485,621
Encompass Health Corp.	8,129	862,812
Ensign Group, Inc. (The)	12,086	2,105,381
Globus Medical, Inc. - Class A (a)	16,913	1,476,674
Insulet Corp. (a)	4,856	1,380,270
iRhythm Technologies, Inc. (a)	6,609	1,172,701
LeMaitre Vascular, Inc.	10,136	822,030
		8,305,489
Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
Azenta, Inc. (a)	31,240	1,039,042
Bio-Techne Corp.	21,627	1,271,884
Halozyme Therapeutics, Inc. (a)	14,535	978,205
Repligen Corp. (a)	7,896	1,293,839
Veracyte, Inc. (a)	28,653	1,206,291
Vericel Corp. (a)	19,158	689,880
		6,479,141
	Shares	Value
Industrials — 29.3%
Capital Goods — 24.3%
AAR Corp. (a)	10,688	$884,859
Applied Industrial Technologies, Inc.	5,362	1,376,801
Columbus McKinnon Corp.	14,804	255,369
Crane Co.	9,075	1,673,702
Enpro, Inc.	9,598	2,055,220
Flowserve Corp.	24,779	1,719,167
Griffon Corp.	10,291	757,932
ITT, Inc.	8,822	1,530,705
Modine Manufacturing Co. (a)	6,731	898,656
Moog, Inc. - Class A	6,356	1,548,004
RBC Bearings, Inc. (a)	5,681	2,547,531
Regal Rexnord Corp.	3,276	459,688
REV Group, Inc.	13,718	834,192
Rush Enterprises, Inc. - Class A	23,382	1,261,225
Simpson Manufacturing Co., Inc.	5,153	832,055
SPX Technologies, Inc. (a)	4,529	906,072
Standex International Corp.	5,103	1,108,780
UFP Industries, Inc.	6,602	601,112
Valmont Industries, Inc.	5,095	2,049,820
		23,300,890
Commercial & Professional Services — 3.4%
CACI International, Inc. - Class A (a)	2,268	1,208,413
Casella Waste Systems, Inc. - Class A (a)	14,447	1,414,939
KBR, Inc.	15,731	632,387
		3,255,739
Transportation — 1.6%
Allegiant Travel Co. (a)	5,935	506,077
Hub Group, Inc. - Class A	23,652	1,007,812
		1,513,889
Information Technology — 19.5%
Semiconductors & Semiconductor Equipment — 5.7%
Allegro MicroSystems, Inc. (a)	31,327	826,406
Lattice Semiconductor Corp. (a)	17,454	1,284,266
MACOM Technology Solutions Holdings, Inc. (a)	8,167	1,398,844
Onto Innovation, Inc. (a)	5,636	889,699
Universal Display Corp.	9,372	1,094,462
		5,493,677
Software & Services — 9.0%
ACI Worldwide, Inc. (a)	25,394	1,214,087
Agilysys, Inc. (a)	16,403	1,949,333
BlackLine, Inc. (a)	10,166	562,078
CCC Intelligent Solutions Holdings, Inc. (a)	68,484	544,448
Descartes Systems Group, Inc. (The) (Canada) (a)	15,693	1,375,648
PAR Technology Corp. (a)	21,858	793,008
Procore Technologies, Inc. (a)	17,960	1,306,410
Q2 Holdings, Inc. (a)	11,241	811,151
		8,556,163

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	5

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
December 31, 2025

	Shares	Value
Technology Hardware & Equipment — 4.8%
Advanced Energy Industries, Inc.	8,567	$1,793,673
Badger Meter, Inc.	2,652	462,535
Crane NXT Co.	18,349	863,687
Littelfuse, Inc.	5,741	1,452,014
		4,571,909
Materials — 8.4%
Materials — 8.4%
AptarGroup, Inc.	3,948	481,498
Eagle Materials, Inc.	5,602	1,157,821
Element Solutions, Inc.	69,787	1,743,977
Ingevity Corp. (a)	26,019	1,539,804
James Hardie Industries PLC (Ireland) (a)	19,422	403,007
Materion Corp.	12,306	1,529,882
Silgan Holdings, Inc.	28,615	1,155,188
		8,011,177
Real Estate — 2.3%
Equity Real Estate Investment Trusts (REITs) — 2.3%
First Industrial Realty Trust, Inc.	19,608	1,122,950
STAG Industrial, Inc.	30,229	1,111,218
		2,234,168
Investments at Value — 95.7%
(Cost $73,169,196)		$91,494,368

Other Assets in Excess of Liabilities — 4.3%		4,158,650

Net Assets — 100.0%		$95,653,018

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
6	| www.cisbh.com/funds

Segall Bryant & Hamill All Cap Fund	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 101.4%
Communication Services — 8.1%
Media & Entertainment — 8.1%
Alphabet, Inc. - Class C	11,839	$3,715,078
Meta Platforms, Inc. - Class A	3,532	2,331,438
		6,046,516
Consumer Discretionary — 11.5%
Consumer Discretionary Distribution & Retail — 9.0%
Amazon.com, Inc. (a)	12,236	2,824,313
Home Depot, Inc. (The)	2,131	733,277
O’Reilly Automotive, Inc. (a)	16,598	1,513,904
TJX Cos., Inc. (The)	10,652	1,636,254
		6,707,748
Consumer Services — 2.5%
InterContinental Hotels Group PLC ADR (United Kingdom)	7,697	1,083,968
Starbucks Corp.	9,584	807,069
		1,891,037
Consumer Staples — 2.2%
Food, Beverage & Tobacco — 1.0%
Mondelez International, Inc. - Class A	14,624	787,210

Household & Personal Products — 1.2%
Church & Dwight Co., Inc.	10,341	867,093

Energy — 3.6%
Energy — 3.6%
Chevron Corp.	8,214	1,251,896
Suncor Energy, Inc. (Canada)	32,317	1,433,582
		2,685,478
Financials — 15.1%
Banks — 3.5%
JPMorgan Chase & Co.	8,127	2,618,682

Financial Services — 6.7%
Ares Management Corp. - Class A	4,735	765,318
Berkshire Hathaway, Inc. - Class B (a)	2,133	1,072,153
Nasdaq, Inc.	9,999	971,203
Visa, Inc. - Class A	6,241	2,188,781
		4,997,455
Insurance — 4.9%
Globe Life, Inc.	12,482	1,745,732
Reinsurance Group of America, Inc.	9,310	1,894,213
		3,639,945
Health Care — 13.4%
Health Care Equipment & Services — 9.0%
Boston Scientific Corp. (a)	13,757	1,311,730
IDEXX Laboratories, Inc. (a)	1,598	1,081,095
Intuitive Surgical, Inc. (a)	1,776	1,005,855
McKesson Corp.	2,148	1,761,983
STERIS PLC (Ireland)	3,187	807,968
Veeva Systems, Inc. - Class A (a)	3,335	744,472
		6,713,103
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 4.4%
Bio-Techne Corp.	16,923	$995,242
Eli Lilly & Co.	1,109	1,191,820
Thermo Fisher Scientific, Inc.	1,984	1,149,629
		3,336,691
Industrials — 13.2%
Capital Goods — 10.6%
3M Co.	7,482	1,197,868
ATI, Inc. (a)	22,111	2,537,458
Dover Corp.	4,852	947,305
Quanta Services, Inc.	3,780	1,595,387
RTX Corp.	8,747	1,604,200
		7,882,218
Commercial & Professional Services — 2.6%
CACI International, Inc. - Class A (a)	1,938	1,032,586
Republic Services, Inc.	4,392	930,796
		1,963,382
Information Technology — 31.4%
Semiconductors & Semiconductor Equipment — 11.6%
Analog Devices, Inc.	4,490	1,217,688
MACOM Technology Solutions Holdings, Inc. (a)	6,072	1,040,012
Marvell Technology, Inc.	13,340	1,133,633
Monolithic Power Systems, Inc.	2,041	1,849,881
NVIDIA Corp.	18,259	3,405,304
		8,646,518
Software & Services — 12.8%
Cadence Design Systems, Inc. (a)	4,653	1,454,435
Fair Isaac Corp. (a)	807	1,364,330
Microsoft Corp.	6,646	3,214,138
Palo Alto Networks, Inc. (a)	8,055	1,483,731
SAP S.E. ADR (Germany)	3,535	858,687
ServiceNow, Inc. (a)	7,895	1,209,435
		9,584,756
Technology Hardware & Equipment — 7.0%
Apple, Inc.	7,832	2,129,207
Arista Networks, Inc. (a)	13,292	1,741,651
Motorola Solutions, Inc.	3,594	1,377,652
		5,248,510

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	7

Segall Bryant & Hamill All Cap Fund	Statement of Investments
December 31, 2025

	Shares	Value
Materials — 1.3%
Materials — 1.3%
Avery Dennison Corp.	5,467	$994,338

Real Estate — 1.6%
Real Estate Management & Development — 1.6%
CBRE Group, Inc. - Class A (a)	7,618	1,224,898

Investments at Value — 101.4%
(Cost $40,474,559)		$75,835,578

Liabilities in Excess of Other Assets — (1.4%)		(1,035,121)

Net Assets — 100.0%		$74,800,457

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
8	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 98.6%
Communication Services — 9.3%
Media & Entertainment — 5.6%
37 Interactive Entertainment Network Technology Group Co., Ltd. - A Shares (China)	142,800	$482,111
DB Corp., Ltd. (India)	15,915	46,621
Megacable Holdings S.A.B de C.V. (Mexico)	14,900	42,881
Navneet Education, Ltd. (India)	9,937	15,877
NetDragon Websoft Holdings, Ltd. (China)	260,500	350,000
Tencent Holdings, Ltd. (China)	48,100	3,691,355
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	183,222	241,427
Zee Entertainment Enterprises, Ltd. (India)	24,187	24,218
		4,894,490
Telecommunication Services — 3.7%
Almendral S.A. (Chile)	1,334,327	46,679
Bharti Airtel, Ltd. (India)	15,096	354,445
China Tower Corp., Ltd. - H Shares (China) (a)	276,000	410,314
Empresa Nacional de Telecomunicaciones S.A. (Chile)	9,474	49,462
Etihad Etisalat Co. (Saudi Arabia)	32,900	578,033
Far EasTone Telecommunications Co., Ltd. (Taiwan)	27,000	75,897
Indus Towers, Ltd. (India) (b)	97,471	454,733
LG Uplus Corp. (South Korea)	29,898	304,923
Mobile Telecommunications Co. KSCP (Kuwait)	90,462	152,618
MTN Group, Ltd. (South Africa)	13,005	133,138
Ooredoo Q.P.S.C. (Qatar)	67,798	242,450
Telkom S.A. SOC, Ltd. (South Africa)	93,115	331,799
Turk Telekomunikasyon A.S. (Turkey) (b)	24,394	32,650
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	11,000	60,170
		3,227,311
Consumer Discretionary — 11.7%
Automobiles & Components — 5.2%
Apollo Tyres, Ltd. (India)	7,489	41,687
Astra Otoparts Tbk P.T. (Indonesia)	268,800	43,248
Automotive Axles, Ltd. (India)	8,260	173,207
Brilliance China Automotive Holdings, Ltd. (China)	184,000	95,790
CEAT, Ltd. (India)	5,239	222,309
FIEM Industries, Ltd. (India)	9,297	234,410
Geely Automobile Holdings, Ltd. (China)	363,000	839,572
Great Wall Motor Co., Ltd. - H Shares (China)	37,500	73,721
Hankook Tire & Technology Co., Ltd. (South Korea)	1,358	54,931
Hero MotoCorp, Ltd. (India)	7,767	499,255
Hu Lane Associate, Inc. (Taiwan)	6,300	25,432
	Shares	Value
Automobiles & Components (Continued)
Huayu Automotive Systems Co., Ltd. - Class A (China)	187,600	$536,469
JK Tyre & Industries, Ltd. (India)	48,308	270,654
Kia Corp. (South Korea)	4,750	401,904
Minth Group, Ltd. (China)	124,000	508,023
Nexen Tire Corp. (South Korea)	8,225	43,006
Nexteer Automotive Group, Ltd. (China)	152,000	125,218
SL Corp. (South Korea) (b)	1,287	38,270
SNT Holdings Co., Ltd. (South Korea)	1,627	61,047
Sungwoo Hitech Co., Ltd. (South Korea) (b)	9,171	43,466
Tata Motors, Ltd. (India)	26,024	106,538
Thai Stanley Electric PCL (Thailand)	17,267	103,604
Tianneng Power International, Ltd. (China)	38,000	34,663
		4,576,424
Consumer Discretionary Distribution & Retail — 4.1%
Alibaba Group Holding, Ltd. ADR (China)	12,670	1,857,168
Bermaz Auto Bhd (Malaysia)	192,700	33,704
China Harmony Auto Holding, Ltd. (China)	748,000	98,490
Chow Tai Fook Jewellery Group, Ltd. (China)	49,600	79,243
Far Eastern Department Stores, Ltd. (Taiwan)	62,000	43,466
Hyundai Home Shopping Network Corp. (South Korea)	1,176	44,805
Italtile, Ltd. (South Africa)	91,116	49,793
Naspers, Ltd. (South Africa)	1,713	114,240
Organizacion Terpel S.A. (Colombia)	12,336	61,114
Oriental Holdings Bhd (Malaysia)	21,500	35,922
Petronas Dagangan Bhd (Malaysia)	27,800	136,663
Poya International Co., Ltd. (Taiwan)	3,000	42,012
Super Group, Ltd. (South Africa)	71,903	82,105
Test Rite International Co., Ltd. (Taiwan)	67,000	43,269
Vipshop Holdings, Ltd. ADR (China)	49,400	873,886
		3,595,880
Consumer Durables & Apparel — 2.0%
361 Degrees International, Ltd. (China)	602,000	468,503
China Dongxiang Group Co., Ltd. (China)	1,420,000	80,585
F&F Holdings Co., Ltd. (South Korea) (b)	3,214	41,606
Gree Electric Appliances, Inc. of Zhuhai - Class A (China)	29,200	167,935
Guararapes Confeccoes S.A. (Brazil)	23,400	37,889
Haier Smart Home Co., Ltd. - H Shares (China)	51,800	161,758
Pou Chen Corp. (Taiwan)	88,000	84,323
Siyaram Silk Mills, Ltd. (India)	16,994	119,835
TCL Electronics Holdings, Ltd. (China)	258,000	344,654
Topkey Corp. (Taiwan)	6,000	30,816
Vaibhav Global, Ltd. (India)	16,638	43,369

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	9

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2025

	Shares	Value
Consumer Durables & Apparel (Continued)
Xtep International Holdings, Ltd. (China)	176,500	$120,474
		1,701,747
Consumer Services — 0.4%
Cogna Educacao S.A. (Brazil)	168,080	96,957
Grand Korea Leisure Co., Ltd. (South Korea)	4,448	46,174
Magnum Bhd (Malaysia)	172,700	54,838
MK Restaurants Group PCL (Thailand)	71,500	41,345
Sun International, Ltd. (South Africa)	27,091	63,227
YDUQS Participacoes S.A. (Brazil)	14,600	32,436
		334,977
Consumer Staples — 3.5%
Consumer Staples Distribution & Retail — 0.0% (c)
Nahdi Medical Co. (Saudi Arabia)	1,192	30,178

Food, Beverage & Tobacco — 3.2%
Alicorp S.A.A. (Peru)	15,555	49,498
Astra Agro Lestari Tbk P.T. (Indonesia)	92,700	40,891
Astral Foods, Ltd. (South Africa)	2,991	48,121
Avanti Feeds, Ltd. (India)	37,066	345,636
Charoen Pokphand Enterprise Co., Ltd. (Taiwan)	10,000	41,895
China Resources Beer Holdings Co., Ltd. (China)	16,000	54,037
Dongwon Industries Co., Ltd. (South Korea)	2,528	73,511
GFPT Public Co., Ltd. (Thailand)	239,600	80,438
Great Wall Enterprise Co., Ltd. (Taiwan)	26,000	42,115
Grupo Bimbo S.A.B. de C.V. (Mexico)	29,900	97,953
Grupo Herdez S.A.B. de C.V. (Mexico)	52,425	243,150
Hap Seng Plantations Holdings Bhd (Malaysia)	142,200	76,041
Hey Song Corp. (Taiwan)	50,000	60,502
Indofood Sukses Makmur Tbk P.T. (Indonesia)	142,600	57,676
JBS N.V. - Class A (Brazil) (b)	22,800	328,776
KRBL, Ltd. (India)	55,644	244,510
Minerva S.A. (Brazil)	80,100	84,223
Nong Shim Holdings Co., Ltd. (South Korea) (b)	656	41,132
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	455,300	32,543
Salim Ivomas Pratama Tbk P.T. (Indonesia)	1,466,400	49,933
Samyang Holdings Corp. (South Korea) (b)	1,645	65,668
Sinar Mas Agro Resources & Technology Tbk P.T. (Indonesia)	95,700	27,304
Ta Ann Holdings Bhd (Malaysia)	47,800	48,961
Thai Vegetable Oil PCL (Thailand)	125,100	89,034
Thaifoods Group PCL (Thailand)	793,500	112,377
Tingyi Caymen Islands Holding Corp. (China)	230,000	348,713
Ulker Biskuvi Sanayi A.S. (Turkey)	18,063	45,362
		2,830,000
	Shares	Value
Household & Personal Products — 0.3%
Hengan International Group Co., Ltd. (China)	62,500	$224,573

Energy — 3.7%
Energy — 3.7%
3R Petroleum Oleo e Gas S.A. (Brazil) (b)	1	2
Adaro Andalan Indonesia P.T. (Indonesia)	73,547	30,640
Bharat Petroleum Corp., Ltd. (India)	44,273	189,452
Chennai Petroleum Corp., Ltd. (India)	5,305	49,396
China Coal Energy Co., Ltd. - H Shares (China)	45,000	57,664
China Merchants Energy Shipping Co., Ltd. - Class A (China)	65,400	84,185
China Oilfield Services, Ltd. - H Shares (China)	58,000	52,119
China Suntien Green Energy Corp., Ltd. - H Shares (China)	72,000	36,496
Coal India, Ltd. (India)	71,469	317,581
Exxaro Resources, Ltd. (South Africa)	7,780	84,093
Gazprom PJSC (Russia) *(b)(d)	101,150	0
HD Hyundai Co., Ltd. (South Korea)	882	115,225
Hindustan Petroleum Corp., Ltd. (India)	33,106	184,086
Indian Oil Corp., Ltd. (India)	96,330	178,644
LUKOIL PJSC ADR (Russia) *(b)(d)	2,253	0
MOL Hungarian Oil & Gas plc (Hungary)	4,218	37,801
Motor Oil (Hellas) Corinth Refineries S.A. (Greece)	1,403	51,743
Oil & Natural Gas Corp., Ltd. (India)	48,061	128,653
ORLEN S.A. (Poland)	8,557	228,457
PetroChina Co., Ltd. - H Shares (China)	254,000	273,786
Petroleo Brasileiro S.A. ADR (Brazil)	24,700	292,695
Petronet LNG, Ltd. (India)	51,546	162,980
PTT Exploration & Production PCL (Thailand)	44,100	157,847
Rosneft Oil Co. PJSC (Russia) *(b)(d)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (e)	20,772	131,898
SK Discovery Co., Ltd. (South Korea)	1,065	42,586
Thai Oil PCL (Thailand)	40,000	45,623
Turkiye Petrol Rafinerileri A.S. (Turkey)	23,687	101,606
United Tractors Tbk P.T. (Indonesia)	64,600	113,914
Velesto Energy Bhd (Malaysia)	854,400	57,921
		3,207,093
Financials — 22.1%
Banks — 16.4%
Absa Group, Ltd. (South Africa)	42,367	612,310
Albaraka Turk Katilim Bankasi A.S. (Turkey)	184,875	33,802
Alior Bank S.A. (Poland)	2,317	71,122
Banco Bradesco S.A. ADR (Brazil)	127,300	423,909
Banco Bradesco S.A. (Brazil)	110,400	314,392
Banco da Amazonia S.A. (Brazil)	3,200	45,441
Banco Itau Chile S.A. (Chile)	3,640	80,648
Bangkok Bank PCL (Thailand)	19,100	102,795
Bank Al-Jazira (Saudi Arabia) (b)	14,084	41,820

See Notes to Financial Statements.
10	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2025

	Shares	Value
Banks (Continued)
Bank CIMB Niaga Tbk P.T. (Indonesia)	419,700	$44,889
Bank Danamon Indonesia Tbk P.T. (Indonesia)	289,500	42,770
Bank OCBC Nisp Tbk P.T. (Indonesia)	1,143,400	93,608
Bank of Baroda (India)	105,269	347,039
Bank of China, Ltd. - H Shares (China)	1,527,000	875,469
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	45,389
Bank of Hangzhou Co., Ltd. - Class A (China)	45,600	99,636
Bank of India (India)	51,560	82,669
Bank of Jiangsu Co., Ltd. - Class A (China)	67,600	100,533
Bank of Maharashtra (India)	87,225	60,272
Bank of Ningbo Co., Ltd. - Class A (China)	26,800	107,651
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	1,194,500	57,514
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	4,432,500	143,163
Bank Polska Kasa Opieki S.A. (Poland)	4,693	266,210
Bank Saint Petersburg PJSC (Russia) *(b)(d)	136,120	0
Bank Tabungan Negara Persero Tbk P.T. (Indonesia)	657,500	46,029
Banque Saudi Fransi (Saudi Arabia)	90,708	406,809
BNK Financial Group, Inc. (South Korea)	4,570	50,190
BNPP Bank Polska S.A. (Poland)	2,454	88,984
Canara Bank (India)	219,140	378,065
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	152,593
China Construction Bank Corp. - H Shares (China)	918,000	908,644
China Everbright Bank Co., Ltd. - H Shares (China)	293,000	137,037
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	52,944
City Union Bank, Ltd. (India)	16,692	54,046
Commercial Bank P.S.Q.C. (The) (Qatar)	155,582	179,493
CTBC Financial Holding Co., Ltd. (Taiwan)	585,000	935,675
DCB Bank, Ltd. (India)	27,041	51,898
East West Banking Corp. (Philippines)	316,400	62,366
Emirates NBD Bank PJSC (United Arab Emirates)	59,352	450,053
Eurobank S.A. (Greece)	38,930	156,473
Faisal Islamic Bank of Egypt (Egypt)	49,046	32,974
Grupo Cibest S.A. ADR (Colombia)	3,800	241,718
Hana Financial Group, Inc. (South Korea)	3,436	223,759
HDFC Bank, Ltd. ADR (India)	6,600	241,164
Hong Leong Financial Group Bhd (Malaysia)	25,200	118,283
Housing & Development Bank (Egypt)	32,964	61,995
Huaxia Bank Co., Ltd. - Class A (China)	40,200	39,493
	Shares	Value
Banks (Continued)
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	$30,999
ICICI Bank, Ltd. ADR (India)	11,000	327,800
IDBI Bank, Ltd. (India)	118,589	136,009
iM Financial Group Co., Ltd. (South Korea)	4,574	49,215
Indian Bank (India)	41,510	387,112
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	679,000	549,449
Industrial Bank Co., Ltd. - Class A (China)	39,900	120,183
Intercorp Financial Services, Inc. (Peru)	1,100	46,596
Itau Unibanco Holding S.A. ADR (Brazil)	7,107	50,886
Karur Vysya Bank, Ltd. (The) (India)	103,558	304,231
Krung Thai Bank PCL (Thailand)	209,400	187,813
Nedbank Group, Ltd. (South Africa)	4,164	66,949
Philippine National Bank (Philippines)	50,800	46,959
Ping An Bank Co., Ltd. - Class A (China)	33,000	53,847
Piraeus Bank S.A. (Greece)	34,084	272,047
Punjab National Bank (India)	66,461	91,454
Qatar National Bank Q.P.S.C. (Qatar)	6,988	35,818
Regional S.A.B. de C.V. (Mexico)	20,000	158,426
Riyad Bank (Saudi Arabia)	60,834	440,275
Saudi Awwal Bank (Saudi Arabia)	52,101	449,380
Sberbank of Russia PJSC (Russia) *(b)(d)	19,830	0
Shanghai Commercial & Savings Bank, Ltd. (The) (Taiwan)	73,000	94,364
Shanghai Rural Commercial Bank Co., Ltd. - Class A (China)	33,800	44,902
South Indian Bank, Ltd. (The) (India)	113,024	48,257
State Bank of India (India)	23,258	254,508
TS Financial Holding Co., Ltd. (Taiwan)	405,000	263,198
Union Bank of India, Ltd. (India)	102,542	175,682
VTB Bank PJSC (Russia) *(b)(d)	67,952	0
Warba Bank KSCP (Kuwait) (b)	198,563	189,248
Woori Financial Group, Inc. (South Korea)	13,100	253,777
		14,293,120
Financial Services — 2.9%
Bajaj Holdings & Investment, Ltd. (India)	602	75,915
BFI Finance Indonesia Tbk P.T. (Indonesia)	1,253,800	52,495
Can Fin Homes, Ltd. (India)	4,494	46,593
Capital Futures Corp. (Taiwan)	26,453	42,966
Chailease Holding Co., Ltd. (Taiwan)	44,965	150,879
Daou Data Corp. (South Korea)	2,541	32,417
Daou Technology, Inc. (South Korea)	2,035	54,876
Gentera S.A.B. de C.V. (Mexico)	128,400	328,527
IIFL Finance, Ltd. (India) (b)	6,927	47,107
Inversiones La Construccion S.A. (Chile)	2,626	53,081
JM Financial, Ltd. (India)	28,786	48,122
KIWOOM Securities Co., Ltd. (South Korea)	340	68,218
Korea Investment Holdings Co., Ltd. (South Korea)	560	62,933
KRUK S.A. (Poland)	332	45,430

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	11

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2025

	Shares	Value
Financial Services (Continued)
Kyobo Securities Co., Ltd. (South Korea)	5,503	$36,142
LIC Housing Finance, Ltd. (India)	8,032	48,280
Maharashtra Scooters, Ltd. (India)	316	50,047
Muthoot Finance, Ltd. (India)	3,924	166,497
Power Finance Corp., Ltd. (India)	91,849	363,797
Qifu Technology, Inc. ADR (China)	1,900	36,613
REC, Ltd. (India)	84,235	335,067
Samsung Securities Co., Ltd. (South Korea)	804	42,012
Shinyoung Securities Co., Ltd. (South Korea)	454	42,288
Shriram Finance, Ltd. (India)	20,635	229,077
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey) (b)	101,252	29,071
Yuanta Securities Korea Co., Ltd. (South Korea)	15,541	39,791
		2,528,241
Insurance — 2.8%
Allianz Malaysia Bhd (Malaysia)	33,296	164,829
Cathay Financial Holding Co., Ltd. (Taiwan)	140,000	338,056
China Life Insurance Co., Ltd. - H Shares (China)	79,000	279,259
China Pacific Insurance Co., Ltd. - H Shares (China)	33,400	151,468
DB Insurance Co., Ltd. (South Korea)	2,249	203,828
KGI Financial Holding Co., Ltd. (Taiwan)	233,680	128,245
Korean Reinsurance Co. (South Korea)	4,480	35,825
MNRB Holdings Bhd (Malaysia)	89,300	45,772
Momentum Metropolitan Holdings (South Africa)	78,760	181,867
New China Life Insurance Co., Ltd. - H Shares (China)	18,100	126,822
Old Mutual, Ltd. (South Africa)	111,312	100,152
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China)	181,000	157,234
Ping An Insurance Group Co. of China, Ltd. - H Shares (China)	57,500	482,982
Taiwan Fire & Marine Insurance Co., Ltd. (Taiwan)	42,000	67,231
		2,463,570
Health Care — 2.9%
Health Care Equipment & Services — 0.2%
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - H Shares (China)	30,000	68,447
Pegavision Corp. (Taiwan)	8,000	72,537
		140,984
Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
Aarti Drugs, Ltd. (India)	45,381	208,072
Consun Pharmaceutical Group, Ltd. (China)	370,492	745,729
Duopharma Biotech Bhd (Malaysia)	140,600	43,286
Humedix Co., Ltd. (South Korea)	6,398	179,251
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Livzon Pharmaceutical Group, Inc. - H Shares (China)	95,100	$348,497
Lupin, Ltd. (India)	11,137	261,688
Strides Pharma Science, Ltd. (India)	42,093	422,020
WuXi AppTec Co., Ltd. - Class A (China)	11,900	154,080
		2,362,623
Industrials — 6.9%
Capital Goods — 3.9%
Ashok Leyland, Ltd. (India)	109,504	218,596
Astra International Tbk P.T. (Indonesia)	502,400	201,111
Balmer Lawrie & Co., Ltd. (India)	37,979	77,575
China Conch Venture Holdings, Ltd. (China)	39,000	47,166
China Lesso Group Holdings, Ltd. (China)	81,000	48,309
CITIC Resources Holdings, Ltd. (China)	852,000	43,839
CJ Corp. (South Korea)	714	85,161
Far Eastern New Century Corp. (Taiwan)	48,000	42,490
FSP Technology, Inc. (Taiwan)	47,000	78,942
Goldwind Science & Technology Co., Ltd. (China)	27,200	46,844
Hanwha Corp. (South Korea) (b)	2,206	124,666
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (South Korea)	793	223,334
Hyundai GF Holdings (South Korea)	16,897	97,553
Kolon Corp. (South Korea) (b)	1,868	64,730
Korea Electric Terminal Co., Ltd. (South Korea)	966	45,132
Leoch International Technology, Ltd. (China)	241,000	59,362
LG Balakrishnan & Bros, Ltd. (India)	2,327	46,346
Lonking Holdings, Ltd. (China)	147,000	56,030
LT Group, Inc. (Philippines)	193,000	48,471
LX Hausys, Ltd. (South Korea)	1,809	36,097
Mills Locacao Servicos e Logistica S.A. (Brazil)	69,200	176,853
Nava, Ltd. (India)	19,613	123,984
Samsung E&A Co., Ltd. (South Korea) (b)	4,264	70,897
Sany Heavy Equipment International Holdings Co., Ltd. (China)	61,000	68,023
Sime Darby Bhd (Malaysia)	88,500	46,853
SK Square Co., Ltd. (South Korea) (b)	1,979	503,005
SK, Inc. (South Korea)	1,003	178,648
Swaraj Engines, Ltd. (India)	3,026	120,644
Weichai Power Co., Ltd. - Class A (China)	64,400	158,376
Weichai Power Co., Ltd. - H Shares (China)	66,000	160,169
ZMJ Group Co., Ltd. - H Shares (China)	20,000	52,784
		3,351,990
Commercial & Professional Services — 0.2%
NICE Information Service Co., Ltd. (South Korea)	4,176	49,227
Tianjin Capital Environmental Protection Group Co., Ltd. - H Shares (China)	86,000	46,573

See Notes to Financial Statements.
12	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2025

	Shares	Value
Commercial & Professional Services (Continued)
Zetrix Ai Bhd (Malaysia)	267,300	$53,255
		149,055
Transportation — 2.8%
Aegean Airlines S.A. (Greece)	2,801	46,925
Cebu Air, Inc. (Philippines) (b)	79,800	43,392
China Airlines, Ltd. (Taiwan)	47,000	30,205
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	106,400	230,912
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	68,500	120,939
Eva Airways Corp. (Taiwan)	103,000	119,895
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	21,200	128,020
Guangshen Railway Co., Ltd. (China)	150,000	41,769
Hyundai Glovis Co., Ltd. (South Korea)	5,232	655,468
Latam Airlines Group S.A. ADR (Chile)	6,100	329,461
Qingdao Port International Co., Ltd. - H Shares (China) (a)	44,000	39,384
Regional Container Lines PCL (Thailand)	54,800	47,445
Shenzhen International Holdings, Ltd. (China)	39,500	43,902
Shipping Corp. of India, Ltd. (India)	33,610	86,726
Sichuan Expressway Co., Ltd. - H Shares (China)	92,000	61,824
Thai Airways International PCL (Thailand) (b)	233,600	51,583
Tianjin Port Development Holdings, Ltd. (China)	210,471	18,138
Turk Hava Yollari AO (Turkey)	22,100	138,058
VRL Logistics, Ltd. (India)	44,689	133,393
Wan Hai Lines, Ltd. (Taiwan)	22,000	55,045
Zhejiang Expressway Co., Ltd. - H Shares (China)	44,160	40,683
		2,463,167
Information Technology — 27.6%
Semiconductors & Semiconductor Equipment — 15.6%
ADATA Technology Co., Ltd. (Taiwan)	24,000	213,934
Ardentec Corp. (Taiwan)	44,000	174,430
Chipbond Technology Corp. (Taiwan)	82,000	140,662
Global Mixed Mode Technology, Inc. (Taiwan)	21,000	140,304
Radiant Opto-Electronics Corp. (Taiwan)	24,000	94,652
SK Hynix, Inc. (South Korea)	6,885	3,112,104
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	30,080	9,141,011
United Microelectronics Corp. (Taiwan)	320,000	500,225
Xinyi Solar Holdings, Ltd. (China)	154,000	58,905
		13,576,227
Software & Services — 1.3%
Altron, Ltd. - Class A (South Africa)	38,530	46,203
Infosys, Ltd. ADR (India)	46,600	830,412
Wipro, Ltd. ADR (India)	90,100	255,884
		1,132,499
	Shares	Value
Technology Hardware & Equipment — 10.7%
Arcadyan Technology Corp. (Taiwan)	24,000	$132,798
ASUSTek Computer, Inc. (Taiwan)	25,000	435,018
Chicony Electronics Co., Ltd. (Taiwan)	17,000	63,396
Compeq Manufacturing Co., Ltd. (Taiwan)	52,000	153,735
Ennoconn Corp. (Taiwan)	11,000	100,333
Genius Electronic Optical Co. (Taiwan)	10,000	142,784
Getac Holdings Corp. (Taiwan)	35,000	130,268
Holy Stone Enterprise Co., Ltd. (Taiwan)	41,000	133,074
IEI Integration Corp. (Taiwan)	68,000	139,634
Kingboard Holdings, Ltd. (China)	123,000	464,602
Largan Precision Co., Ltd. (Taiwan)	6,000	475,298
Lenovo Group, Ltd. (China)	430,000	511,353
Mcnex Co., Ltd. (South Korea)	2,093	41,875
Netronix, Inc. (Taiwan)	23,000	89,053
Posiflex Technology, Inc. (Taiwan)	25,000	140,378
Primax Electronics, Ltd. (Taiwan)	51,000	124,493
Q Technology Group Co., Ltd. (China)	38,000	41,078
Redington, Ltd. (India)	136,419	413,875
Samsung Electronics Co., Ltd. (South Korea)	33,454	2,798,582
Simplo Technology Co., Ltd. (Taiwan)	11,000	125,632
Sunrex Technology Corp. (Taiwan)	110,649	135,499
Tripod Technology Corp. (Taiwan)	15,000	151,527
Wasion Holdings, Ltd. (China)	350,000	772,705
Weikeng Industrial Co., Ltd. (Taiwan)	141,000	136,639
Wistron Corp. (Taiwan)	96,000	459,262
Wiwynn Corp. (Taiwan)	4,000	570,457
WT Microelectronics Co., Ltd. (Taiwan)	34,000	148,288
Zenitron Corp. (Taiwan)	111,000	132,171
Zhejiang Dahua Technology Co., Ltd. (China)	27,600	74,791
Zhen Ding Technology Holdings, Ltd. (Taiwan)	26,000	117,290
		9,355,888
Materials — 7.3%
Materials — 7.3%
Aluminum Corp of China, Ltd. (China)	85,500	149,090
Aluminum Corp. of China, Ltd. - H Shares (China)	112,000	175,330
Apex Mining Co., Inc. (Philippines)	586,000	124,267
Arabian Cement Co. (Egypt)	39,577	42,149
Cemex S.A.B. de C.V. ADR (Mexico)	44,900	515,901
Chambal Fertilisers and Chemicals, Ltd. (India)	9,463	50,842
Chifeng Jilong Gold Mining Co., Ltd. - Class A (China)	15,100	67,141
China Hongqiao Group, Ltd. (China)	81,000	340,177
China Lumena New Materials Corp. (China) (b)(d)	1,700	0
China National Building Material Co., Ltd. - H Shares (China)	72,000	47,408
Cia Ferro Ligas de Bahia - Ferbasa (Brazil)	34,600	43,771
CMOC Group, Ltd. - Class A (China)	24,900	71,228

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	13

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2025

	Shares	Value
Materials (Continued)
Dongkuk Holdings Co., Ltd. (South Korea)	10,287	$53,098
Dongyue Group, Ltd. (China)	30,000	41,756
Fufeng Group, Ltd. (China)	44,000	44,659
Gold Fields, Ltd. ADR (South Africa)	13,100	571,946
Gulf Oil Lubricants India, Ltd. (India)	4,999	66,865
Hanil Holdings Co., Ltd. (South Korea)	7,551	85,660
Harmony Gold Mining Co., Ltd. ADR (South Africa)	18,600	370,140
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd. - Class A (China)	17,600	69,065
Hindalco Industries, Ltd. (India)	18,404	181,696
Hume Cement Industries Bhd (Malaysia)	60,900	50,425
Industrias Penoles S.A.B. de C.V. (Mexico) (b)	3,500	183,842
Jaya Tiasa Holdings Bhd (Malaysia)	199,800	51,647
KCC Corp. (South Korea)	135	39,299
Magnitogorsk Iron & Steel Works PJSC (Russia) *(b)(d)	194,390	0
Malayan Cement Bhd (Malaysia)	26,200	49,456
Mineros S.A. (Colombia)	10,886	44,125
MMG, Ltd. (China) (b)	124,000	140,103
National Aluminium Co., Ltd. (India)	22,172	77,517
Nexa Resources Peru S.A.A (Peru)	78,596	54,228
Nickel Asia Corp. (Philippines)	713,000	47,129
NMDC, Ltd. (India)	452,568	419,088
Novolipetsk Steel PJSC (Russia) *(b)(d)	2,870	0
PPC, Ltd. (South Africa)	178,340	60,068
SABIC Agri-Nutrients Co. (Saudi Arabia)	9,373	276,350
Sharda Cropchem, Ltd. (India)	4,327	42,121
Shinkong Synthetic Fibers Corp. (Taiwan)	101,000	48,190
Sinofert Holdings, Ltd. (China)	228,000	44,295
Steel Authority of India, Ltd. (India)	36,367	59,597
Tata Steel, Ltd. (India)	92,723	185,811
Tharisa PLC (South Africa)	116,481	188,503
TKG Huchems Co., Ltd. (South Korea) (b)	3,192	41,855
Ton Yi Insudtrial Corp. (Taiwan)	75,000	42,532
Unid Co., Ltd. (South Korea) (b)	726	33,763
Universal Cement Corp. (Taiwan)	37,000	35,362
UPL, Ltd. (India)	6,704	59,386
Vale S.A. ADR (Brazil)	36,674	477,862
Vedanta, Ltd. (India)	19,482	131,126
Welspun Corp., Ltd. (India)	4,881	44,300
Yem Chio Co., Ltd. (Taiwan)	46,920	21,238
Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Taiwan)	12,000	29,221
Yunnan Yuntianhua Co., Ltd. - Class A (China)	39,300	187,733
Zhejiang NHU Co., Ltd. - Class A (China)	19,500	70,227
		6,348,588
	Shares	Value
Real Estate — 1.5%
Equity Real Estate Investment Trusts (REITs) — 0.1%
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey)	23,823	$41,040
Yeni Gimat Gayrimenkul Ortakligi A.S. (Turkey)	21,598	64,554
		105,594
Real Estate Management & Development — 1.4%
Chong Hong Construction Co., Ltd. (Taiwan)	17,000	46,356
Da-Li Development Co., Ltd. (Taiwan)	29,000	49,577
Develia S.A. (Poland)	20,432	48,008
Emaar Properties PJSC (United Arab Emirates)	163,685	624,703
Fu Hua Innovation Co., Ltd. (Taiwan)	66,000	37,802
Heliopolis Housing (Egypt)	542,522	40,945
K Wah International Holdings, Ltd. (China)	159,000	42,938
Kingdom Development Co., Ltd. (Taiwan)	42,000	45,171
Kolte-Patil Developers, Ltd. (India)	9,579	42,622
KSL Holdings Bhd (Malaysia)	63,400	45,446
Megaworld Corp. (Philippines)	2,052,000	72,612
Shui on Land, Ltd. (China)	1,198,500	106,340
		1,202,520
Utilities — 2.1%
Utilities — 2.1%
Centrais Eletricas de Santa Catarina S.A. (Brazil)	7,900	180,987
China Everbright Water, Ltd. (China)	165,600	32,109
Colbun S.A. (Chile)	267,294	42,752
Datang International Power Generation Co., Ltd. - H Shares (China)	144,000	40,906
Enea S.A. (Poland)	15,122	81,744
Engie Energia Chile S.A. (Chile)	78,208	116,785
First Gen Corp. (Philippines)	160,900	48,502
First Philippine Holdings Corp. (Philippines)	33,416	43,722
Guangdong Investment, Ltd. (China)	216,000	188,438
Huaneng Power International, Inc. - Class A (China)	219,200	233,897
Huaneng Power International, Inc. - H Shares (China)	114,000	84,013
Indraprastha Gas, Ltd. (India)	39,451	85,553
Korea District Heating Corp. (South Korea)	1,418	94,690
Korea Electric Power Corp. (South Korea) (b)	5,882	192,676
NTPC, Ltd. (India)	47,001	172,587
OGK-2 PJSC (Russia) *(b)(d)	5,740,000	0
Perusahaan Gas Negara Tbk P.T. (Indonesia)	862,000	98,242
Tauron Polska Energia S.A. (Poland) (a)(b)	17,426	41,851
Tianjin Development Holdings, Ltd. (China)	158,000	49,242
		1,828,696
Total Common Stocks (Cost $60,489,266)		$85,925,435

See Notes to Financial Statements.
14	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2025

	Shares	Value
PREFERRED STOCKS — 1.9%
Energy — 0.4%
Energy — 0.4%
Petroleo Brasileiro S.A. ADR, 1.66% (Brazil)	29,600	$333,592
Surgutneftegas PJSC (Russia) *(b)(d)	541,500	0
		333,592
Financials — 0.7%
Banks — 0.7%
Banco ABC Brasil S.A. (Brazil)	37,575	162,564
Banco do Estado do Rio Grande do Sul S.A. (Brazil) (a)	41,100	114,342
Itausa S.A. (Brazil)	159,469	340,014
		616,920
Information Technology — 0.6%
Technology Hardware & Equipment — 0.6%
Samsung Electronics Co., Ltd. (South Korea)	8,837	547,471

Materials — 0.2%
Materials — 0.2%
Bradespar S.A. (Brazil)	39,000	141,676

Utilities — 0.0% (c)
Utilities — 0.0% (c)
Cia Energetica do Ceara (Brazil)	7,300	45,295

Total Preferred Stocks (Cost $1,516,546)		1,684,954

RIGHTS — 0.0% (c)
Financials — 0.0% (c)
Banks — 0.0% (c)
Banco ABC Brasil S.A. (Brazil) (Cost $1,776)	2,484	1,815

WARRANTS — 0.0% (c)
Consumer Staples — 0.0% (c)
Food, Beverage & Tobacco — 0.0% (c)
Guan Chong Bhd (Malaysia) (Cost $0)	11,025	$367

Investments at Value — 100.5%
(Cost $62,007,588)		$87,612,571

Liabilities in Excess of Other Assets — (0.5%)		(472,085)

Net Assets — 100.0%		$87,140,486

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.
(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.
(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $131,898, which represents 0.2% of net assets as of December 31, 2025.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
China	$24,177,387	27.7%
Taiwan	18,035,169	20.7%
India	13,577,130	15.6%
South Korea	11,967,767	13.7%
Brazil	3,726,378	4.3%
South Africa	3,104,654	3.6%
Saudi Arabia	2,354,743	2.7%
Mexico	1,570,680	1.8%
Indonesia	1,175,970	1.4%
Malaysia	1,113,668	1.3%
United Arab Emirates	1,074,756	1.2%
Thailand	1,019,904	1.2%
Poland	871,806	1.0%
Chile	718,868	0.8%
Turkey	546,313	0.6%
Philippines	537,420	0.6%
Greece	527,188	0.6%
Qatar	457,761	0.5%
Colombia	346,957	0.4%
Kuwait	341,866	0.4%
Egypt	178,063	0.2%
Peru	150,322	0.2%
Hungary	37,801	0.0%
Russia	0	0.0%
Total Investments	$87,612,571	100.5%
Liabilities in Excess of Other Assets	(472,085)	(0.5)%
Net Assets	$87,140,486	100.0%

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	15

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 98.4%
Communication Services — 4.4%
Media & Entertainment — 2.3%
Daiichikosho Co., Ltd. (Japan)	18,364	$197,583
DeNA Co., Ltd. (Japan)	13,100	211,115
ITV PLC (United Kingdom)	368,023	405,938
MFE-MediaForEurope N.V. - Class A (Italy)	80,904	292,034
MIXI, Inc. (Japan)	2,600	45,211
Nine Entertainment Co. Holdings, Ltd. (Australia)	350,636	258,969
SES S.A. (France)	38,115	246,418
SKY Perfect JSAT Holdings, Inc. (Japan)	15,600	199,386
TV Asahi Holdings Corp. (Japan)	6,762	143,906
		2,000,560
Telecommunication Services — 2.1%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	202,654	452,165
Millicom International Cellular S.A. (Sweden)	14,222	788,469
NOS SGPS S.A. (Portugal)	9,986	47,057
Proximus S.A.D.P. (Belgium)	67,281	558,566
		1,846,257
Consumer Discretionary — 11.9%
Automobiles & Components — 4.5%
Aisan Industry Co., Ltd. (Japan)	17,500	250,330
Amotiv, Ltd. (Australia)	27,272	162,623
CIE Automotive S.A. (Spain)	6,653	231,912
FCC Co., Ltd. (Japan)	22,193	527,615
Gestamp Automocion S.A. (Spain) (a)	91,240	324,654
G-Tekt Corp. (Japan)	22,211	278,646
KYB Corp. (Japan)	4,700	134,124
Opmobility (France)	12,256	228,742
Pirelli & C S.p.A. (Italy) (a)	7,752	52,919
Stanley Electric Co., Ltd. (Japan)	7,900	155,534
Tokai Rika Co., Ltd. (Japan)	13,800	275,266
Toyo Tire Corp. (Japan)	10,700	296,979
Toyoda Gosei Co., Ltd. (Japan)	10,400	262,210
Toyota Boshoku Corp. (Japan)	15,800	254,233
Valeo S.E. (France)	10,594	143,723
Yokohama Rubber Co., Ltd. (The) (Japan)	9,400	361,764
		3,941,274
Consumer Discretionary Distribution & Retail — 2.7%
Accent Group, Ltd. (Australia)	175,071	110,211
AOKI Holdings, Inc. (Japan)	24,853	287,396
Aoyama Trading Co., Ltd. (Japan)	8,300	134,410
B&M European Value Retail S.A. (United Kingdom)	11,394	25,830
Belluna Co., Ltd. (Japan)	45,600	290,090
Carasso Motors, Ltd. (Israel) (b)	1,265	14,114
Currys PLC (United Kingdom)	453,346	767,936
Delek Automotive Systems, Ltd. (Israel)	4,460	34,015
Douglas A.G. (Germany) (a)(b)	10,825	158,063
	Shares	Value
Consumer Discretionary Distribution & Retail (Continued)
Harvey Norman Holdings, Ltd. (Australia)	33,536	$154,831
Inchcape PLC (United Kingdom)	5,478	56,786
Super Retail Group, Ltd. (Australia)	29,132	310,940
		2,344,622
Consumer Durables & Apparel — 2.1%
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	151,000	237,300
Crystal International Group, Ltd. (Hong Kong) (a)	108,000	92,985
Ferretti S.p.A. (Italy)	12,787	45,889
HUGO BOSS A.G. (Germany)	1,133	47,725
Kaufman & Broad S.A. (France)	1,820	63,803
Noritsu Koki Co., Ltd. (Japan)	27,700	328,850
Open House Co., Ltd. (Japan)	11,100	651,610
Sankyo Co., Ltd. (Japan)	25,600	415,540
		1,883,702
Consumer Services — 2.6%
AcadeMedia A.B. (Sweden) (a)	12,374	132,615
Betsson A.B. - Class B (Sweden)	44,829	715,490
Cafe de Coral Holdings, Ltd. (Hong Kong)	332,000	209,870
Carnival PLC (United Kingdom)	10,345	313,334
G8 Education, Ltd. (Australia)	206,638	94,996
HBX Group International PLC (Spain) (a)(b)	7,284	63,999
Mitchells & Butlers PLC (United Kingdom) (b)	95,259	335,794
Rank Group PLC (United Kingdom)	195,983	262,339
TUI A.G. (Germany) (c)	15,404	160,940
		2,289,377
Consumer Staples — 5.1%
Consumer Staples Distribution & Retail — 1.3%
Ain Holdings, Inc. (Japan)	7,200	306,842
Axial Retailing, Inc. (Japan)	42,812	315,155
Cawachi, Ltd. (Japan)	6,549	125,578
Colruyt Group N.V. (Belgium)	954	35,304
DFI Retail Group Holdings, Ltd. (Hong Kong)	22,500	78,075
GrainCorp, Ltd. - Class A (Australia)	7,935	37,948
Kato Sangyo Co., Ltd. (Japan)	4,497	184,356
Sonae SGPS S.A. (Portugal)	35,904	67,995
		1,151,253
Food, Beverage & Tobacco — 3.8%
Austevoll Seafood A.S.A. (Norway)	40,029	385,806
First Pacific Co., Ltd. (Hong Kong)	292,000	223,536
First Resources, Ltd. (Singapore)	256,914	417,670
Hilton Food Group PLC (United Kingdom)	15,880	107,889
Inghams Group, Ltd. (Australia)	84,088	139,458
J-Oil Mills, Inc. (Japan)	14,106	180,140
Morinaga & Co., Ltd. (Japan)	19,100	323,685
Morinaga Milk Industry Co., Ltd. (Japan)	14,100	335,244
Nisshin Oillio Group, Ltd. (The) (Japan)	2,800	93,842

See Notes to Financial Statements.
16	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
December 31, 2025

	Shares	Value
Food, Beverage & Tobacco (Continued)
Prima Meat Packers, Ltd. (Japan)	13,300	$226,255
S Foods, Inc. (Japan)	17,900	310,866
Scandinavian Tobacco Group A/S (Denmark) (a)	19,551	293,368
Showa Sangyo Co., Ltd. (Japan)	8,506	163,672
Starzen Co., Ltd. (Japan)	14,115	113,096
		3,314,527
Energy — 2.6%
Energy — 2.6%
Beach Energy, Ltd. (Australia)	46,968	36,762
Diversified Energy Co. (United Kingdom)	6,783	98,323
DNO A.S.A. (Norway)	161,659	255,133
Esso S.A. Francaise (France)	1,170	59,489
Etablissements Maurel et Prom S.A. (France)	48,970	316,164
Harbour Energy PLC (United Kingdom)	77,946	205,085
Karoon Energy, Ltd. (Australia)	130,203	133,672
Modec, Inc. (Japan)	1,000	75,920
Paz Retail and Energy, Ltd. (Israel)	2,027	454,885
Saipem S.p.A. (Italy)	91,597	259,225
Serica Energy PLC (United Kingdom)	36,051	84,681
United Energy Group, Ltd. (Hong Kong)	3,214,460	181,387
Vallourec SACA (France)	5,016	92,103
Yancoal Australia, Ltd. (Australia)	29,950	98,734
		2,351,563
Financials — 13.0%
Banks — 6.6%
Banca Monte dei Paschi di Siena S.p.A. (Italy)	6,045	64,341
BAWAG Group A.G. (Austria) (a)	2,470	371,894
Dah Sing Banking Group, Ltd. (Hong Kong)	154,991	212,693
Dah Sing Financial Holdings, Ltd. (Hong Kong)	52,000	236,257
Daishi Hokuetsu Financial Group, Inc. (Japan)	30,300	314,902
FIBI Holdings, Ltd. (Israel)	1,058	88,297
Hirogin Holdings, Inc. (Japan)	21,100	213,349
Hyakujushi Bank, Ltd. (The) (Japan)	5,200	221,130
Jyske Bank A/S (Denmark)	4,517	618,224
Kiyo Bank, Ltd. (The) (Japan)	12,200	254,555
Lion Finance Group PLC (United Kingdom)	6,676	834,699
Musashino Bank, Ltd. (The) (Japan)	2,900	90,105
Nanto Bank, Ltd. (The) (Japan)	5,400	205,188
Norion Bank A.B. (Sweden) (b)	62,193	463,288
Raiffeisen Bank International A.G. (Austria)	13,682	609,423
Sydbank A/S (Denmark)	3,150	281,366
TBC Bank Group PLC (United Kingdom)	5,627	307,532
TOMONY Holdings, Inc. (Japan)	43,400	217,254
Unicaja Banco S.A. (Spain) (a)	55,728	181,279
		5,785,776
	Shares	Value
Financial Services — 4.6%
Acom Co., Ltd. (Japan)	147,200	$465,094
AIFUL Corp. (Japan)	84,900	303,146
Banca IFIS S.p.A. (Italy)	9,092	271,094
Credit Corp. Group, Ltd. (Australia)	4,244	39,679
EFG International A.G. (Switzerland)	4,355	104,435
Helia Group, Ltd. (Australia)	144,048	527,917
Hoist Finance A.B. (Sweden) (a)	4,551	55,484
Investec PLC (United Kingdom)	24,059	178,597
Magellan Financial Group, Ltd. (Australia)	39,269	260,610
Mizuho Leasing Co., Ltd. (Japan)	31,900	287,721
Mutares S.E. & Co., KGaA (Germany)	6,983	244,068
OSB Group PLC (United Kingdom)	38,605	330,631
Pepper Money, Ltd. (Australia)	47,161	67,713
Polar Capital Holdings PLC (United Kingdom)	34,340	245,573
Ratos A.B. (Sweden)	11,044	45,345
Swissquote Group Holding S.A. (Switzerland)	147	89,240
Tokyo Century Corp. (Japan)	40,300	522,548
		4,038,895
Insurance — 1.8%
Harel Insurance Investments & Financial Services, Ltd. (Israel)	20,364	793,721
Lancashire Holdings, Ltd. (United Kingdom)	55,700	480,474
SCOR S.E. (France)	10,308	346,881
		1,621,076
Health Care — 5.2%
Health Care Equipment & Services — 3.2%
Ambea A.B. (Sweden) (a)	58,794	902,345
Ansell, Ltd. (Australia)	22,985	536,341
Attendo A.B. (Sweden) (a)	58,450	517,678
ConvaTec Group PLC (United Kingdom) (a)	26,769	87,403
Galenica A.G. (Switzerland) (a)	393	48,469
Getinge A.B. - B Shares (Sweden)	1,862	43,961
Japan Lifeline Co., Ltd. (Japan)	12,602	126,580
Medmix A.G. (Switzerland) (a)	14,465	203,458
PHC Holdings Corp. (Japan)	38,577	274,219
Sigma Healthcare, Ltd. (Australia)	20,039	39,223
		2,779,677
Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
Almirall S.A. (Spain)	3,271	49,150
Dermapharm Holding S.E. (Germany)	2,866	132,136
H Lundbeck A/S (Denmark)	69,288	468,162
KYORIN Pharmaceutical Co., Ltd. (Japan)	4,600	45,153
Nippon Shinyaku Co., Ltd. (Japan)	19,600	706,328
Ono Pharmaceutical Co., Ltd. (Japan)	25,500	353,312
Zealand Pharma A/S (Denmark) (b)	632	45,918
		1,800,159
Industrials — 22.7%
Capital Goods — 14.4%
Aker A.S.A. (Norway)	2,741	208,286

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	17

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
December 31, 2025

	Shares	Value
Capital Goods (Continued)
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	4,452	$307,295
Danieli & C. Officine Meccaniche S.p.A. (Italy)	6,568	282,356
Elco, Ltd. (Israel)	3,789	218,208
Hanwa Co., Ltd. (Japan)	6,800	311,584
Hazama Ando Corp. (Japan)	23,000	277,975
Hino Motors, Ltd. (Japan) (b)	112,500	277,766
Hitachi Construction Machinery Co., Ltd. (Japan)	9,700	286,749
Implenia A.G. (Switzerland)	10,212	979,266
INFRONEER Holdings, Inc. (Japan)	27,900	381,263
Japan Pulp & Paper Co., Ltd. (Japan)	72,986	410,386
Kanamoto Co., Ltd. (Japan)	13,055	326,568
Keller Group PLC (United Kingdom)	28,098	631,024
Kier Group PLC (United Kingdom)	247,560	737,841
Koninklijke BAM Groep N.V. (Netherlands)	94,232	1,027,317
Manitou BF S.A. (France)	5,253	118,587
Mersen S.A. (France)	3,078	85,816
NGK Insulators, Ltd. (Japan)	25,600	549,396
Nippon Densetsu Kogyo Co., Ltd. (Japan)	17,000	360,067
NRW Holdings, Ltd. (Australia)	112,698	385,933
OSG Corp. (Japan)	19,200	280,298
PER Aarsleff Holdings A/S (Denmark)	812	111,250
Porr A.G. (Austria)	10,294	387,030
Sanki Engineering Co., Ltd. (Japan)	12,300	450,553
Signify N.V. (Netherlands) (a)	12,969	318,822
Strabag S.E. (Austria)	663	62,982
Sulzer A.G. (Switzerland)	916	169,102
Takara Standard Co., Ltd. (Japan)	17,700	330,028
Takeuchi Manufacturing Co., Ltd. (Japan)	9,400	404,774
Tokyu Construction Co., Ltd. (Japan)	24,800	207,308
Totetsu Kogyo Co., Ltd. (Japan)	10,800	313,392
Valmet OYJ (Finland)	2,754	90,983
Wakita & Co., Ltd. (Japan)	22,300	274,708
Webuild S.p.A. (Italy)	53,888	214,560
Worley, Ltd. (Australia)	12,644	105,571
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	197,600	533,807
Yurtec Corp. (Japan)	17,300	304,253
		12,723,104
Commercial & Professional Services — 3.9%
Bilfinger S.E. (Germany)	3,770	471,545
Cewe Stiftung & Co. KGaA (Germany)	333	40,508
Derichebourg S.A. (France)	18,797	149,396
GL Events SACA (France)	5,260	184,016
IPH, Ltd. (Australia)	175,509	411,239
ISS A/S (Denmark)	2,343	79,829
Johnson Service Group PLC (United Kingdom)	171,201	311,556
Loomis A.B. (Sweden)	10,077	425,652
Nomura Co., Ltd. (Japan)	44,300	376,582
	Shares	Value
Commercial & Professional Services (Continued)
Persol Holdings Co., Ltd. (Japan)	245,500	$455,679
Prosegur Cash S.A. (Spain) (a)	108,014	80,290
Prosegur Cia de Seguridad S.A. (Spain)	30,983	94,427
TRE Holdings Corp. (Japan)	30,800	316,955
		3,397,674
Transportation — 4.4%
Air New Zealand, Ltd. (New Zealand)	322,322	107,577
easyJet PLC (United Kingdom)	57,874	397,034
Finnair OYJ (Finland)	67,677	248,362
Hoegh Autoliners A.S.A. (Norway) (a)	25,431	246,143
JET2 PLC (United Kingdom)	12,786	241,129
Kelsian Group, Ltd. (Australia)	84,806	240,055
Konoike Transport Co., Ltd. (Japan)	20,000	419,688
MPC Container Ships A.S.A. (Norway)	165,898	289,149
Nippon Yusen KK (Japan)	5,600	119,863
Norwegian Air Shuttle A.S.A. (Norway)	43,180	74,435
NS United Kaiun Kaisha, Ltd. (Japan)	6,400	249,259
SBS Holdings, Inc. (Japan)	9,400	226,524
Stolt-Nielsen, Ltd. (Norway)	2,146	69,184
Wallenius Wilhelmsen A.S.A. (Norway)	52,928	527,005
Zigup PLC (United Kingdom)	83,148	429,846
		3,885,253
Information Technology — 9.0%
Semiconductors & Semiconductor Equipment — 0.6%
Ferrotec Holdings Corp. (Japan)	17,100	549,117

Software & Services — 3.4%
Alten S.A. (France)	1,250	105,544
ATEA A.S.A. (Norway)	12,806	200,100
Computacenter PLC (United Kingdom)	8,378	329,294
Econocom Group S.A./N.V. (Belgium)	29,440	56,999
Formula Systems (1985), Ltd. (Israel)	1,943	328,009
GB Group PLC (United Kingdom)	43,276	149,885
GFT Technologies S.E. (Germany)	13,763	303,833
Hansen Technologies, Ltd. (Australia)	103,692	364,857
Indra Sistemas S.A. (Spain)	1,187	67,453
Kontron A.G. (Germany)	11,270	299,055
Temenos A.G. (Switzerland)	6,707	666,956
TietoEVRY OYJ (Finland)	4,833	103,323
		2,975,308
Technology Hardware & Equipment — 5.0%
Ai Holdings Corp. (Japan)	19,997	361,004
ALSO Holding A.G. (Switzerland)	143	38,592
Barco N.V. (Belgium)	19,068	264,230
Brother Industries, Ltd. (Japan)	18,900	377,606
Citizen Watch Co., Ltd. (Japan)	13,000	105,774
Daiwabo Holdings Co., Ltd. (Japan)	18,400	362,645
Dicker Data, Ltd. (Australia)	43,482	297,766
Elecom Co., Ltd. (Japan)	29,700	327,265
Ituran Location and Control, Ltd. (Israel)	6,500	279,565
Kaga Electronics Co., Ltd. (Japan)	15,300	378,939
Nippon Ceramic Co., Ltd. (Japan)	16,800	404,158
Nippon Signal Co., Ltd. (Japan)	22,505	188,166

See Notes to Financial Statements.
18	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
December 31, 2025

	Shares	Value
Technology Hardware & Equipment (Continued)
PAX Global Technology, Ltd. (Hong Kong)	264,000	$171,770
Ryoyo Ryosan Holdings, Inc. (Japan)	20,000	396,155
SoftwareOne Holding A.G.
(Switzerland)	36,789	418,155
		4,371,790
Materials — 11.0%
Materials — 11.0%
Bekaert S.A. (Belgium)	8,052	356,375
Cementir Holding N.V. (Italy)	9,166	201,031
Clariant A.G. (Switzerland)	14,802	132,396
Endeavour Mining PLC (United Kingdom)	15,212	794,829
Fuji Seal International, Inc. (Japan)	16,800	337,100
Huhtamaki OYJ (Finland)	1,253	43,612
Kaneka Corp. (Japan)	10,400	291,711
Kemira OYJ (Finland)	2,005	45,995
KH Neochem Co., Ltd. (Japan)	16,800	265,795
Kobe Steel, Ltd. (Japan)	68,600	906,529
Kyoei Steel, Ltd. (Japan)	2,217	34,663
Nippon Light Metal Holdings Co., Ltd. (Japan)	21,900	356,430
Pan African Resources PLC (United Kingdom)	190,148	309,557
Perenti, Ltd. (Australia)	454,259	843,008
Perseus Mining, Ltd. (Australia)	156,684	588,942
Regis Resources, Ltd. (Australia)	164,136	818,497
Sakata INX Corp. (Japan)	23,400	354,157
Sanyo Chemical Industries, Ltd. (Japan)	10,900	363,414
Semapa-Sociedade de Investimento e Gestao (Portugal)	8,291	203,330
SSAB A.B. - B Shares (Sweden)	30,203	226,140
Sumitomo Osaka Cement Co., Ltd. (Japan)	9,200	223,578
thyssenkrupp A.G. (Germany)	24,414	262,378
Tokuyama Corp. (Japan)	8,400	221,077
Vicat SACA (France)	9,466	842,105
Voestalpine A.G. (Austria)	1,102	48,517
West African Resources, Ltd. (Australia) (b)	221,277	437,954
Westgold Resources, Ltd. (Australia)	45,900	194,915
		9,704,035
Real Estate — 10.8%
Equity Real Estate Investment Trusts (REITs) — 7.0%
AIMS APAC REIT (Singapore)	331,700	386,823
Carmila S.A. (France)	14,726	293,675
Centuria Office REIT (Australia)	295,698	226,898
Charter Hall Retail REIT (Australia)	167,489	454,202
Colonial SFL Socimi S.A. (Spain)	5,589	35,786
Cromwell Property Group (Australia)	1,169,340	358,909
Dexus (Australia)	15,428	71,147
Eagle Hospitality Trust (Singapore) (b)(d)	1,204,600	0
Global One Real Estate Investment Corp. (Japan)	328	288,395
	Shares	Value
Equity Real Estate Investment Trusts (REITs (Continued)
Growthpoint Properties Australia, Ltd. (Australia)	162,289	$263,884
Invincible Investment Corp. (Japan)	1,473	604,900
Japan Hotel REIT Investment Corp. (Japan)	642	335,086
Japan Metropolitan Fund Investment (Japan)	416	329,157
Mercialys S.A. (France)	27,891	360,985
MIRAI Corp. (Japan)	224	71,956
NIPPON REIT Investment Corp. (Japan)	688	433,983
Primary Health Properties PLC (United Kingdom)	396,341	521,955
Samty Residential Investment Corp. (Japan)	317	235,652
Starhill Global REIT (Singapore)	565,070	261,312
Stoneweg Europe Stapled Trust (Singapore)	79,007	151,117
Unite Group PLC (United Kingdom)	66,221	498,591
		6,184,413
Real Estate Management & Development — 3.8%
Amot Investments, Ltd. (Israel)	45,966	360,802
Aroundtown S.A. (Germany)	73,834	228,513
Blue Square Real Estate, Ltd. (Israel)	2,744	341,423
Capitaland India Trust (Singapore)	182,313	172,891
Grand City Properties S.A. (Germany) (b)	5,703	65,730
Hang Lung Group, Ltd. (Hong Kong)	25,000	48,955
Hiag Immobilien Holding A.G. (Switzerland)	2,582	386,197
Intershop Holding A.G. (Switzerland)	1,584	328,226
Kasumigaseki Capital Co., Ltd. (Japan)	1,800	84,252
Sagax A.B. - D Shares (Sweden)	151,342	555,615
Summit Real Estate Holdings, Ltd. (Israel)	7,177	139,545
Tokyu Fudosan Holdings Corp. (Japan)	66,500	607,520
		3,319,669
Utilities — 2.7%
Utilities — 2.7%
A2A S.p.A. (Italy)	131,406	355,452
AGL Energy, Ltd. (Australia)	13,995	86,709
Contact Energy, Ltd. (New Zealand)	14,400	76,564
Drax Group PLC (United Kingdom)	39,267	443,046
Iren S.p.A. (Italy)	146,730	439,331
Italgas S.p.A. (Italy)	12,595	140,433
Kenon Holdings, Ltd. (Israel)	2,293	151,076
Maynilad Water Services, Inc. (Philippines) (b)	1,698	488
Rubis SCA (France)	1,663	62,421
Shikoku Electric Power Co., Inc. (Japan)	31,426	311,590
Tohoku Electric Power Co., Inc. (Japan)	40,491	298,433
		2,365,543
Total Common Stocks (Cost $67,121,361)		86,624,624

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	19

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
December 31, 2025

	Shares	Value
PREFERRED STOCKS — 0.9%
Health Care — 0.6%
Health Care Equipment & Services — 0.6%
Draegerwerk A.G. & Co. KGaA (Germany)	6,468	$524,489

Industrials — 0.2%
Transportation — 0.2%
Sixt S.E. (Germany)	3,521	217,977

Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Platzer Fastigheter Holding A.B. (Sweden)	5,539	44,821

Total Preferred Stocks (Cost $604,572)		787,287

Investments at Value — 99.3%
(Cost $67,725,933)		$87,411,911

Other Assets in Excess of Liabilities — 0.7%		653,947

Net Assets — 100.0%		$88,065,858

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $160,940, which represents 0.2% of net assets as of December 31, 2025.
(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
Japan	$31,374,858	35.6%
United Kingdom	10,924,431	12.4%
Australia	9,161,113	10.4%
Sweden	4,916,903	5.6%
France	3,699,868	4.2%
Israel	3,655,825	4.2%
Switzerland	3,564,492	4.0%
Germany	3,156,960	3.6%
Italy	2,618,665	3.0%
Norway	2,255,241	2.6%
Singapore	1,923,620	2.2%
Denmark	1,898,117	2.2%
Hong Kong	1,692,828	1.9%
Austria	1,479,846	1.7%
Spain	1,436,245	1.6%
Netherlands	1,346,139	1.5%
Belgium	1,271,474	1.4%
Finland	532,275	0.6%
Portugal	318,382	0.4%
New Zealand	184,141	0.2%
Philippines	488	0.0%
Total Investments	$87,411,911	99.3%
Other Assets in Excess of Liabilities	653,947	0.7%
Net Assets	$88,065,858	100.0%

See Notes to Financial Statements.
20	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 4.1%
Media & Entertainment — 0.4%
Anycolor, Inc. (Japan)	200	$6,170
Canal+ S.A. (United Kingdom)	2,913	10,455
Havas N.V. (Netherlands)	262	5,235
MIXI, Inc. (Japan)	500	8,694
Television Francaise 1 S.A. (France)	1,809	17,661
Tv Tokyo Holdings Corp. (Japan)	300	8,799
		57,014
Telecommunication Services — 3.7%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	1,648	3,677
BT Group PLC (United Kingdom)	19,412	48,095
CITIC Telecom International Holdings, Ltd. (Hong Kong)	26,000	8,253
Deutsche Telekom A.G. (Germany)	1,347	43,832
KDDI Corp. (Japan)	7,768	134,456
Millicom International Cellular S.A. (Sweden)	1,400	77,616
Nippon Telegraph & Telephone Corp. (Japan)	64,476	65,092
NOS SGPS S.A. (Portugal)	1,861	8,770
Orange S.A. (France)	1,897	31,644
Proximus S.A.D.P. (Belgium)	2,717	22,556
Telekom Austria A.G. (Austria)	1,458	15,416
Telia Co. A.B. (Sweden)	13,876	59,305
Telstra Group, Ltd. (Australia)	6,319	20,499
		539,211
Consumer Discretionary — 9.5%
Automobiles & Components — 4.9%
Aisan Industry Co., Ltd. (Japan)	1,700	24,318
Aisin Corp. (Japan)	900	16,864
Bayerische Motoren Werke A.G. (Germany)	675	73,170
Burelle S.A. (France)	33	16,089
Continental A.G. (Germany)	1,441	114,324
FCC Co., Ltd. (Japan)	1,000	23,774
Gestamp Automocion S.A. (Spain) (a)	2,024	7,202
Honda Motor Co., Ltd. (Japan)	5,543	54,407
JTEKT Corp. (Japan)	1,000	11,083
KYB Corp. (Japan)	900	25,683
Opmobility (France)	1,544	28,817
Stanley Electric Co., Ltd. (Japan)	500	9,844
Subaru Corp. (Japan)	3,200	68,905
Suzuki Motor Corp. (Japan)	900	13,461
Toyo Tire Corp. (Japan)	900	24,980
Toyoda Gosei Co., Ltd. (Japan)	600	15,127
Toyota Boshoku Corp. (Japan)	1,400	22,527
Valeo S.E. (France)	587	7,963
Volkswagon A.G. (Germany)	1,096	133,806
Yokohama Rubber Co., Ltd. (The) (Japan)	400	15,394
		707,738
	Shares	Value
Consumer Discretionary Distribution & Retail — 1.6%
Accent Group, Ltd. (Australia)	8,507	$5,355
AOKI Holdings, Inc. (Japan)	1,800	20,815
Currys PLC (United Kingdom)	10,113	17,131
Industria de Diseno Textil S.A. (Spain)	1,489	98,189
Kingfisher PLC (United Kingdom)	3,145	13,240
Max Stock, Ltd. (Israel)	1,511	12,112
Prosus N.V. (Netherlands)	613	37,944
Super Retail Group, Ltd. (Australia)	1,837	19,607
Wesfarmers, Ltd. (Australia)	172	9,265
		233,658
Consumer Durables & Apparel — 2.0%
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	9,000	14,144
Dream International, Ltd. (Hong Kong)	6,000	6,329
Man Wah Holdings, Ltd. (Hong Kong)	18,000	10,586
Noritsu Koki Co., Ltd. (Japan)	900	10,685
Panasonic Holdings Corp. (Japan)	10,500	136,132
Sankyo Co., Ltd. (Japan)	1,100	17,855
Swatch Group A.G. (The) (Switzerland)	1,956	84,264
		279,995
Consumer Services — 1.0%
Betsson A.B. - Class B (Sweden)	992	15,833
Cie des Alpes (France)	941	27,946
Compass Group PLC (United Kingdom)	207	6,559
Evolution A.B. (Sweden) (a)	255	17,315
G8 Education, Ltd. (Australia)	47,226	21,711
NagaCorp, Ltd. (Hong Kong)	10,000	5,993
Rank Group PLC (United Kingdom)	36,846	49,321
Sichuan Baicha Baidao Industrial Co., Ltd. - H Shares (Hong Kong) (a)	5,800	4,895
		149,573
Consumer Staples — 7.2%
Consumer Staples Distribution & Retail — 2.9%
Acomo N.V. (Netherlands)	2,054	58,734
Ain Holdings, Inc. (Japan)	400	17,047
Carrefour S.A. (France)	9,053	151,005
J Sainsbury PLC (United Kingdom)	33,116	145,083
Kato Sangyo Co., Ltd. (Japan)	200	8,199
Koninklijke Ahold Delhaize N.V. (Netherlands)	164	6,723
Sonae SGPS S.A. (Portugal)	10,094	19,116
Valor Holdings Co., Ltd. (Japan)	900	19,365
		425,272
Food, Beverage & Tobacco — 4.3%
AEP Plantations PLC (United Kingdom)	597	10,995
Austevoll Seafood A.S.A. (Norway)	1,031	9,937
Bell Food Group A.G. (Switzerland)	53	14,953
British American Tobacco PLC (United Kingdom)	84	4,762
Bumitama Agri, Ltd. (Singapore)	8,800	9,242
First Resources, Ltd. (Singapore)	10,500	17,070
Heineken N.V. (Netherlands)	84	6,928
Imperial Brands PLC (United Kingdom)	1,500	62,989
Kirin Holdings Co., Ltd. (Japan)	3,100	46,407
Megmilk Snow Brand Co., Ltd. (Japan)	400	8,254

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	21

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2025

	Shares	Value
Food, Beverage & Tobacco (Continued)
Morinaga & Co., Ltd. (Japan)	600	$10,168
Morinaga Milk Industry Co., Ltd. (Japan)	400	9,511
Mowi A.S.A. (Norway)	667	16,045
MP Evans Group PLC (United Kingdom)	4,703	77,662
Nestle S.A. (Switzerland)	1,474	146,293
Neto Malinda Trading, Ltd. (Israel)	246	11,649
Nisshin Oillio Group, Ltd. (The) (Japan)	414	13,875
Prima Meat Packers, Ltd. (Japan)	500	8,506
Scandinavian Tobacco Group A/S (Denmark) (a)	1,226	18,397
Sipef N.V. (Belgium)	622	59,261
WH Group, Ltd. (Hong Kong) (a)	37,000	41,218
Yamazaki Baking Co., Ltd. (Japan)	500	10,492
		614,614
Energy — 3.5%
Energy — 3.5%
BP PLC (United Kingdom)	10,007	58,363
China Aviation Oil Singapore Corp., Ltd. (Singapore)	6,200	8,003
Eni S.p.A. (Italy)	434	8,224
Etablissements Maurel et Prom S.A. (France)	1,791	11,563
Inpex Corp. (Japan)	3,600	72,007
Karoon Energy, Ltd. (Australia)	21,913	22,497
North Atlantic Energies (France)	196	9,966
OMV A.G. (Austria)	655	36,437
Repsol S.A. (Spain)	4,165	77,687
Serica Energy PLC (United Kingdom)	17,383	40,831
Shell PLC (United Kingdom)	3,393	125,046
Totalenergies EP Gabon (France)	84	18,376
United Energy Group, Ltd. (Hong Kong)	174,000	9,819
		498,819
Financials — 24.7%
Banks — 16.2%
AIB Group PLC (Ireland)	811	8,667
ANZ Group Holdings, Ltd. (Australia)	6,224	150,458
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	10,214	239,513
Bank of Tianjin Co., Ltd. - H Shares (Hong Kong) (b)	82,000	26,232
BNP Paribas S.A. (France)	2,345	221,780
BOC Hong Kong Holdings, Ltd. (Hong Kong)	4,500	22,837
BPER Banca S.p.A (Italy)	11,948	161,394
Caisse Regionale de Credit Agricole Mutuel Alpes Provence (France)	57	8,806
Caisse Regionale de Credit Agricole Mutuel Brie Picardie (France)	473	16,329
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV (France)	99	9,351
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes (France)	38	8,438
Credit Agricole S.A. (France)	2,468	50,794
Daishi Hokuetsu Financial Group, Inc. (Japan)	2,100	21,825
	Shares	Value
Banks (Continued)
Danske Bank A/S (Denmark)	3,555	$177,532
HSBC Holdings PLC (United Kingdom)	17,764	279,547
Hyakujushi Bank, Ltd. (The) (Japan)	200	8,505
Israel Discount Bank, Ltd. - Class A (Israel)	9,388	99,648
Jyske Bank A/S (Denmark)	95	13,002
Kiyo Bank, Ltd. (The) (Japan)	1,200	25,038
Nanto Bank, Ltd. (The) (Japan)	600	22,799
NatWest Group PLC (United Kingdom)	23,970	210,282
Nordea Bank Abp (Sweden)	3,040	57,189
Norion Bank A.B. (Sweden) (c)	2,498	18,608
Ogaki Kyoritsu Bank, Ltd. (The) (Japan)	900	26,965
Raiffeisen Bank International A.G. (Austria)	828	36,881
San ju San Financial Group, Inc. (Japan)	300	8,434
Societe Generale S.A. (France)	962	77,419
SpareBank 1 Nord Norge (Norway)	531	7,980
Standard Chartered PLC (United Kingdom)	2,293	55,953
Swedbank A.B. - Class A (Sweden)	1,198	41,564
TBC Bank Group PLC (United Kingdom)	221	12,078
TOMONY Holdings, Inc. (Japan)	3,100	15,518
UniCredit S.p.A. (Italy)	1,302	107,805
United Overseas Bank, Ltd. (Singapore)	3,200	87,152
		2,336,323
Financial Services — 4.8%
Acom Co., Ltd. (Japan)	2,300	7,267
Aiful Corp. (Japan)	3,100	11,069
Coinshares International, Ltd. (Sweden)	599	7,462
Credit Corp. Group, Ltd. (Australia)	1,080	10,097
Deutsche Bank A.G. (Germany)	5,107	196,754
Helia Group, Ltd. (Australia)	6,824	25,009
Latitude Group Holdings, Ltd. (Australia)	15,107	10,483
Liberty Financial Group, Ltd. (Australia)	6,437	17,782
Mizuho Leasing Co., Ltd. (Japan)	1,600	14,431
Mutares S.E. & Co. KGaA (Germany)	402	14,051
Nomura Holdings, Inc. (Japan)	19,600	163,289
OSB Group PLC (United Kingdom)	1,497	12,821
Qfin Holdings, Inc. - Class A (Hong Kong) (b)	2,250	22,004
SBI Holdings, Inc. (Japan)	7,000	150,861
Tokyo Century Corp. (Japan)	1,900	24,636
Yangzijiang Financial Holding, Ltd. (Singapore)	30,500	9,473
		697,489
Insurance — 3.7%
AIA Group, Ltd. (Hong Kong)	2,800	28,821
Lancashire Holdings, Ltd. (United Kingdom)	1,072	9,247
MS&AD Insurance Group Holdings, Inc. (Japan)	3,293	77,315
NN Group N.V. (Netherlands)	1,987	153,236
QBE Insurance Group, Ltd. (Australia)	11,932	157,948

See Notes to Financial Statements.
22	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2025

	Shares	Value
Insurance (Continued)
SCOR S.E. (France)	588	$19,787
Swiss Re A.G. (Switzerland)	486	80,954
Vienna Insurance Group A.G. (Austria)	50	3,937
		531,245
Health Care — 11.9%
Health Care Equipment & Services — 2.8%
Ambea A.B. (Sweden) (a)	1,699	26,076
Ansell, Ltd. (Australia)	872	20,348
Attendo A.B. (Sweden) (a)	3,127	27,695
Fresenius Medical Care A.G. (Germany)	3,062	146,210
Fresenius S.E. & Co. KGaA (Germany)	810	46,391
Paul Hartmann A.G. (Germany)	44	11,734
PHC Holdings Corp. (Japan)	5,600	39,807
Ship Healthcare Holdings, Inc. (Japan)	1,400	23,459
Smith & Nephew PLC (United Kingdom)	2,924	48,631
Uniphar PLC (Ireland)	4,252	17,462
		407,813
Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
Astellas Pharma, Inc. (Japan)	3,300	43,924
AstraZeneca PLC (United Kingdom)	320	59,222
Bayer A.G. (Germany)	1,290	55,936
BB Biotech A.G. (Switzerland)	887	49,962
CSL, Ltd. (Australia)	351	40,387
GSK PLC (United Kingdom)	8,602	210,908
H Lundbeck A/S (Denmark)	5,632	38,054
Hikma Pharmaceuticals PLC (United Kingdom)	631	13,155
Ipsen S.A. (France)	440	61,373
Novartis A.G. (Switzerland)	2,281	314,281
Ono Pharmaceutical Co., Ltd. (Japan)	2,700	37,410
Roche Holding A.G. (Switzerland)	36	15,201
Roche Holding A.G. Genusscheine (Switzerland)	673	277,901
Sandoz Group A.G. (Switzerland)	372	27,007
Sanofi S.A. (France)	327	31,628
Shionogi & Co., Ltd. (Japan)	1,400	25,342
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	6,000	8,946
		1,310,637
Industrials — 18.9%
Capital Goods — 13.8%
ABB, Ltd. (Switzerland)	202	14,889
ACS Actividades de Construccion y Servicios S.A. (Spain)	90	8,931
AerCap Holdings N.V. (Netherlands)	1,100	158,136
AF Gruppen A.S.A. (Norway)	723	13,468
Aker A.S.A. (Norway)	300	22,797
Atlas Copco A.B. - A Shares (Sweden)	821	14,616
Bonheur A.S.A. (Norway)	368	9,157
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	237	16,359
Eiffage S.A. (France)	1,069	153,115
Elco, Ltd. (Israel)	190	10,942
Fuji Corp. (Japan)	500	11,651
	Shares	Value
Capital Goods (Continued)
Hanwa Co., Ltd. (Japan)	300	$13,746
Hazama Ando Corp. (Japan)	2,000	24,172
Hino Motors, Ltd. (Japan) (c)	5,800	14,320
Hitachi Construction Machinery Co., Ltd. (Japan)	800	23,649
Implenia A.G. (Switzerland)	1,712	164,170
Indus Holding A.G. (Germany)	486	16,021
INFRONEER Holdings, Inc. (Japan)	1,800	24,598
ITOCHU Corp. (Japan)	15,000	189,565
Kanamoto Co., Ltd. (Japan)	1,000	25,015
Keller Group PLC (United Kingdom)	4,087	91,786
Kier Group PLC (United Kingdom)	7,363	21,945
Koninklijke BAM Groep N.V. (Netherlands)	3,535	38,538
Manitou BF S.A. (France)	887	20,024
Mersen S.A. (France)	561	15,641
Mitsui & Co., Ltd. (Japan)	400	11,880
Nippon Densetsu Kogyo Co., Ltd. (Japan)	1,500	31,771
Nissei A.S.B. Machine Co., Ltd. (Japan)	800	32,055
NSK, Ltd. (Japan)	5,100	31,824
OSG Corp. (Japan)	2,100	30,658
Rolls-Royce Holdings PLC (United Kingdom)	1,729	26,741
Siemens A.G. (Germany)	28	7,840
Siemens Energy A.G. (Germany)	1,027	144,029
Signify N.V. (Netherlands) (a)	937	23,035
Skanska A.B. - B Shares (Sweden)	254	6,921
SKF A.B. - B Shares (Sweden)	606	16,040
Stadler Rail A.G. (Switzerland)	1,572	39,735
Strabag S.E. (Austria)	154	14,629
Takara Standard Co., Ltd. (Japan)	1,700	31,698
Takeuchi Manufacturing Co., Ltd. (Japan)	700	30,143
Totetsu Kogyo Co., Ltd. (Japan)	900	26,116
Toyota Tsusho Corp. (Japan)	1,525	51,425
Traton S.E. (Germany)	1,225	43,439
Tsukishima Holdings Co., Ltd. (Japan)	700	12,617
Veidekke A.S.A. (Norway)	121	2,143
Vestas Wind Systems A/S (Denmark)	852	23,045
Vinci S.A. (France)	1,220	171,577
Yangzijiang Shipbuildings Holdings, Ltd. (Singapore)	22,400	60,512
		1,987,124
Commercial & Professional Services — 1.3%
Adecco Group A.G. (Switzerland)	933	26,868
GL Events SACA (France)	665	23,264
ISS A/S (Denmark)	1,230	41,908
Johnson Service Group PLC (United Kingdom)	5,928	10,788
Loomis A.B. (Sweden)	605	25,555
Nomura Co., Ltd. (Japan)	3,500	29,753
Prosegur Cia de Seguridad S.A. (Spain)	8,235	25,098
Teleperformance S.E. (France)	113	8,175
		191,409

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	23

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2025

	Shares	Value
Transportation — 3.8%
ANA Holdings, Inc. (Japan)	900	$17,094
Central Japan Railway Co. (Japan)	3,300	91,416
Deutsche Lufthansa A.G. (Germany)	10,753	105,602
Hoegh Autoliners A.S.A. (Norway) (a)	216	2,091
International Consolidated Airlines Group S.A. (Spain)	6,859	38,071
International Consolidated Airlines Group S.A. (United Kingdom)	19,061	105,706
Japan Airlines Co., Ltd. (Japan)	900	16,692
Kelsian Group, Ltd. (Australia)	2,332	6,601
Konoike Transport Co., Ltd. (Japan)	500	10,492
Norwegian Air Shuttle A.S.A. (Norway)	4,795	8,266
NS United Kaiun Kaisha, Ltd. (Japan)	300	11,684
Odfjell S.E. - A Shares (Norway)	553	6,946
Qantas Airways, Ltd. (Australia)	11,225	77,538
SBS Holdings, Inc. (Japan)	500	12,049
SBS Transit, Ltd. (Singapore)	3,200	7,966
SITC International Holdings Co., Ltd. (Hong Kong)	2,000	7,157
Stolt-Nielsen, Ltd. (Norway)	200	6,448
Transport International Holdings, Ltd. (Hong Kong)	6,800	9,262
TS Lines, Ltd. (Hong Kong) (a)	8,000	8,539
Wallenius Wilhelmsen A.S.A. (Norway)	178	1,772
		551,392
Information Technology — 8.3%
Semiconductors & Semiconductor Equipment — 2.5%
ASML Holding N.V. (Netherlands)	142	152,957
Ferrotec Holdings Corp. (Japan)	3,400	109,181
Infineon Technologies A.G. (Germany)	2,200	95,957
		358,095
Software & Services — 2.6%
Capgemeni S.E. (France)	281	46,644
Check Point Software Technologies, Ltd. (Israel) (c)	100	18,556
Computacenter PLC (United Kingdom)	251	9,865
Econocom Group S.A./N.V. (Belgium)	12,691	24,571
Formula Systems 1985, Ltd. (Israel)	41	6,922
Fujitsu, Ltd. (Japan)	4,900	134,676
Hansen Technologies, Ltd. (Australia)	7,028	24,729
Kontron A.G. (Germany)	872	23,139
Nice, Ltd. (Israel) (c)	85	9,604
SAP S.E. (Germany)	248	60,236
Uchida Yoko Co., Ltd. (Japan)	100	6,839
		365,781
Technology Hardware & Equipment — 3.2%
Alps Alpine Co., Ltd. (Japan)	1,400	17,872
Barco N.V. (Belgium)	1,766	24,472
Brother Industries, Ltd. (Japan)	400	7,992
Canon, Inc. (Japan)	1,662	49,180
Dicker Data, Ltd. (Australia)	1,492	10,217
Elecom Co., Ltd. (Japan)	2,000	22,038
Ituran Location and Control, Ltd. (Israel)	200	8,602
	Shares	Value
Technology Hardware & Equipment (Continued)
Kaga Electronics Co., Ltd. (Japan)	600	$14,860
MCJ Co., Ltd. (Japan)	800	8,235
Nippon Electric Glass Co., Ltd. (Japan)	400	15,728
Nokia OYJ (Finland)	22,177	142,930
Quadient S.A. (France)	1,031	17,483
Ryoyo Ryosan Holdings, Inc. (Japan)	700	13,865
Taiyo Yuden Co., Ltd. (Japan)	500	11,296
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	9,440	91,869
VSTECS Holdings, Ltd. (Hong Kong)	10,000	10,032
		466,671
Materials — 5.9%
Materials — 5.9%
ArcelorMittal S.A. (France)	2,425	111,318
Bekaert S.A. (Belgium)	461	20,403
BHP Group, Ltd. (Australia)	3,492	105,369
Boliden A.B. (Sweden)	182	10,082
Caltagirone S.p.A. (Italy)	1,326	14,420
Endeavour Mining PLC (United Kingdom)	1,991	104,030
Evraz PLC (United Kingdom) (c)(d)	354	0
Fortescue, Ltd. (Australia)	497	7,266
Fuji Seal International, Inc. (Japan)	700	14,046
Holcim A.G. (Switzerland)	915	89,067
Kaneka Corp. (Japan)	500	14,025
Kingsgate Consolidated, Ltd. (Australia) (c)	3,791	14,155
Kobe Steel, Ltd. (Japan)	800	10,572
Nippon Kayaku Co., Ltd. (Japan)	1,700	18,255
Nippon Light Metal Holdings Co., Ltd. (Japan)	500	8,138
Pan African Resources PLC (United Kingdom)	22,008	35,829
Perseus Mining, Ltd. (Australia)	3,033	11,400
Regis Resources, Ltd. (Australia)	5,615	28,000
Rio Tinto PLC (United Kingdom)	1,004	80,877
Sakata INX Corp. (Japan)	1,000	15,135
Semapa-Sociedade de Investimento e Gestao (Portugal)	471	11,551
Sumitomo Osaka Cement Co., Ltd. (Japan)	400	9,721
Tokuyama Corp. (Japan)	300	7,896
Vicat S.A.C.A. (France)	245	21,795
West African Resources, Ltd. (Australia) (c)	12,071	23,891
Westgold Resources, Ltd. (Australia)	1,308	5,554
Yara International A.S.A. (Norway)	1,180	48,290
Zeon Corp. (Japan)	900	10,301
		851,386
Real Estate — 1.8%
Equity Real Estate Investment Trusts (REITs) — 0.9%
CapitaLand China Trust (Singapore)	14,100	8,498
Carmila S.A. (France)	661	13,182
Charter Hall Retail REIT (Australia)	6,688	18,137
Cromwell Property Group (Australia)	34,228	10,506

See Notes to Financial Statements.
24	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2025

	Shares	Value
Equity Real Estate Investment Trusts (REITs (Continued)
Global One Real Estate Investment Corp. (Japan)	10	$8,792
Globalworth Real Estate Investments, Ltd. (United Kingdom)	709	1,662
Japan Hotel REIT Investment Corp. (Japan)	24	12,526
Japan Metropolitan Fund Investment Corp. (Japan)	11	8,704
Primary Health Properties PLC (United Kingdom)	7,772	10,235
Star Asia Investment Corp. (Japan)	22	8,660
Starhill Global REIT (Singapore)	24,000	11,098
Unibail-Rodamco-Westfield (France)	163	17,720
		129,720
Real Estate Management & Development — 0.9%
Bukit Sembawang Estates, Ltd. (Singapore)	3,300	12,268
CK Asset Holdings, Ltd. (Hong Kong)	8,000	40,455
Grand City Properties S.A. (Germany) (c)	750	8,644
Hang Lung Group, Ltd. (Hong Kong)	2,000	3,916
Hysan Development Co., Ltd. (Hong Kong)	4,000	9,719
Kasumigaseki Capital Co., Ltd. (Japan)	200	9,361
Property & Building Corp., Ltd. (Israel)	64	7,893
Sun Frontier Fudousan Co., Ltd. (Japan)	600	9,189
Tokyu Fudosan Holdings Corp. (Japan)	1,900	17,358
Wharf Real Estate Investment Co., Ltd. (Hong Kong)	3,000	9,482
		128,285
Utilities — 3.9%
Utilities — 3.9%
Drax Group PLC (United Kingdom)	1,220	13,765
Electricite de Strasbourg S.A. (France)	34	7,390
Enel S.p.A. (Italy)	13,989	145,400
Engie S.A. (France)	5,551	145,773
Iren S.p.A. (Italy)	3,578	10,713
Italgas S.p.A. (Italy)	3,395	37,854
Kansai Electric Power Co., Inc. (The) (Japan)	4,500	70,676
National Grid PLC (United Kingdom)	1,260	19,327
Naturgy Energy Group S.A. (Spain)	2,640	80,357
United Utilities Group PLC (United Kingdom)	2,164	34,770
		566,025
Total Common Stocks (Cost $12,573,746)		14,385,289

PREFERRED STOCKS — 0.3%
Consumer Discretionary — 0.1%
Automobiles & Components — 0.1%
Volkswagen A.G. (Germany)	75	9,150

Health Care — 0.1%
Health Care Equipment & Services — 0.1%
Draegerwerk A.G. & Co. KGaA (Germany)	235	19,056
	Shares	Value
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Platzer Fastigheter Holding A.B. (Sweden)	1,410	$11,409

Total Preferred Stocks (Cost $35,835)		39,615

Investments at Value — 100.0%
(Cost $12,609,581)		$14,424,904

Liabilities in Excess of Other Assets — 0.0%		(5,071)

Net Assets — 100.0%		$14,419,833

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $48,236, which represents 0.3% of net assets as of December 31, 2025.
(c)	Non-income producing security.
(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	25

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2025

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
Japan	$3,177,990	22.0%
United Kingdom	2,149,702	14.9%
France	1,599,836	11.1%
Germany	1,369,321	9.5%
Switzerland	1,345,545	9.3%
Australia	874,809	6.1%
Netherlands	641,466	4.4%
Spain	591,407	4.1%
Sweden	525,155	3.6%
Italy	485,810	3.4%
Denmark	311,938	2.2%
Hong Kong	308,639	2.1%
Singapore	231,282	1.6%
Israel	189,605	1.3%
Norway	155,340	1.1%
Belgium	151,263	1.1%
Finland	142,930	1.0%
Austria	107,300	0.7%
Portugal	39,437	0.3%
Ireland	26,129	0.2%
Total Investments	$14,424,904	100.0%
Liabilities in Excess of Other Assets	(5,071)	(0.0)%
Net Assets	$14,419,833	100.0%

See Notes to Financial Statements.
26	| www.cisbh.com/funds

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 97.6%
Communication Services — 8.3%
Media & Entertainment — 8.3%
Alphabet, Inc. - Class C	4,268	$1,339,298
Meta Platforms, Inc. - Class A	949	626,425
Nintendo Co., Ltd. (Japan)	6,010	405,791
Spotify Technology S.A. (Luxembourg) (a)	874	507,541
		2,879,055
Consumer Discretionary — 14.2%
Automobiles & Components — 1.7%
Ferrari N.V. (Netherlands)	1,538	568,383

Consumer Discretionary Distribution & Retail — 7.8%
Amazon.com, Inc. (a)	4,062	937,591
D’ieteren Group (Belgium)	4,665	839,989
Dollarama, Inc. (Canada)	3,260	487,229
O’Reilly Automotive, Inc. (a)	4,680	426,863
		2,691,672
Consumer Durables & Apparel — 1.0%
Brunello Cucinelli S.p.A. (Italy)	3,063	351,203

Consumer Services — 3.7%
Compass Group PLC (United Kingdom)	21,716	688,107
InterContinental Hotels Group PLC (United Kingdom)	4,156	584,067
		1,272,174
Consumer Staples — 3.0%
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	480	413,923

Food, Beverage & Tobacco — 1.8%
Lotus Bakeries N.V. (Belgium)	67	616,507

Energy — 3.4%
Energy — 3.4%
Chevron Corp.	3,257	496,399
Suncor Energy, Inc. (Canada)	15,299	678,664
		1,175,063
Financials — 16.4%
Banks — 5.6%
Intesa Sanpaolo S.p.A. (Italy)	120,859	834,873
JPMorgan Chase & Co.	3,424	1,103,281
		1,938,154
Financial Services — 4.2%
Partners Group Holding A.G. (Switzerland)	462	566,808
Visa, Inc. - Class A	2,555	896,064
		1,462,872
Insurance — 6.6%
Beazley PLC (United Kingdom)	69,554	777,834
Globe Life, Inc.	5,785	809,090
Reinsurance Group of America, Inc.	3,289	669,180
		2,256,104
	Shares	Value
Health Care — 7.9%
Health Care Equipment & Services — 4.3%
Boston Scientific Corp. (a)	4,212	$401,614
IDEXX Laboratories, Inc. (a)	677	458,011
STERIS PLC (Ireland)	2,392	606,420
		1,466,045
Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
AstraZeneca PLC ADR (United Kingdom)	4,653	427,750
Eli Lilly & Co.	323	347,122
Thermo Fisher Scientific, Inc.	829	480,364
		1,255,236
Industrials — 15.6%
Capital Goods — 13.4%
ATI, Inc. (a)	6,939	796,320
Fluidra S.A. (Spain)	21,510	582,557
Parker-Hannifin Corp.	642	564,292
Quanta Services, Inc.	1,294	546,146
Safran S.A. (France)	2,768	963,823
Schneider Electric S.E. (France)	2,354	643,784
Siemens Energy A.G. (Germany)	3,664	513,848
		4,610,770
Commercial & Professional Services — 2.2%
CACI International, Inc. - Class A (a)	622	331,408
Waste Connections, Inc. (Canada)	2,407	422,091
		753,499
Information Technology — 26.0%
Semiconductors & Semiconductor Equipment — 6.9%
Marvell Technology, Inc.	4,808	408,584
Monolithic Power Systems, Inc.	813	736,870
NVIDIA Corp.	6,688	1,247,312
		2,392,766
Software & Services — 14.7%
Cadence Design Systems, Inc. (a)	1,304	407,604
Constellation Software, Inc. (Canada)	308	740,823
Fair Isaac Corp. (a)	295	498,733
Microsoft Corp.	3,185	1,540,330
Palo Alto Networks, Inc. (a)	3,092	569,546
SAP S.E. (Germany)	2,509	609,407
ServiceNow, Inc. (a)	4,490	687,823
		5,054,266
Technology Hardware & Equipment — 4.4%
Apple, Inc.	3,425	931,121
Arista Networks, Inc. (a)	4,572	599,069
		1,530,190
Materials — 1.3%
Materials — 1.3%
Linde PLC (Ireland)	1,038	442,593

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	27

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
December 31, 2025

	Shares	Value
Real Estate — 1.5%
Real Estate Management & Development — 1.5%
CBRE Group, Inc. - Class A (a)	3,251	$522,728

Investments at Value — 97.6%
(Cost $21,547,012)		$33,653,203

Other Assets in Excess of Liabilities — 2.4%		812,823

Net Assets — 100.0%		$34,466,026

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
United States	$19,793,111	57.4%
United Kingdom	2,477,758	7.2%
Canada	2,328,807	6.8%
France	1,607,607	4.7%
Belgium	1,456,496	4.2%
Italy	1,186,076	3.4%
Germany	1,123,255	3.3%
Ireland	1,049,013	3.0%
Spain	582,557	1.7%
Netherlands	568,383	1.6%
Switzerland	566,808	1.6%
Luxembourg	507,541	1.5%
Japan	405,791	1.2%
Total Investments	$33,653,203	97.6%
Other Assets in Excess of Liabilities	812,823	2.4%
Net Assets	$34,466,026	100.0%

See Notes to Financial Statements.
28	| www.cisbh.com/funds

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 86.0%
Finance — 5.1%
Banking — 1.6%
JPMorgan Chase & Co. (SOFR + 157) (a)	6.087%	10/23/29	$210,000	$221,193

Noncaptive Diversified Financial Companies — 0.9%
GATX Corp.	5.400%	03/15/27	120,000	121,710

Real Estate Investment Trusts — 2.6%
Host Hotels & Resorts LP, Series N	4.250%	12/15/28	140,000	140,137
Ventas Realty LP	4.400%	01/15/29	215,000	215,958
				356,095
Industrial — 66.0%
Aerospace / Defense — 1.3%
Hexcel Corp.	4.200%	02/15/27	185,000	184,600

Building Products — 1.5%
Vulcan Materials Co.	4.950%	12/01/29	205,000	210,343

Construction Machinery — 3.1%
CNH Industrial Capital LLC	4.550%	04/10/28	265,000	266,812
United Rentals North America, Inc.	4.875%	01/15/28	155,000	155,013
				421,825
Diversified Manufacturing — 5.0%
Amphenol Corp.	5.050%	04/05/29	260,000	267,560
Keysight Technologies, Inc.	4.600%	04/06/27	210,000	211,085
Roper Technologies, Inc.	4.250%	09/15/28	215,000	215,762
				694,407
Electronics — 1.5%
Analog Devices, Inc. (b)	3.450%	06/15/27	175,000	174,042
Dell International LLC	6.020%	06/15/26	28,000	28,122
				202,164
Environmental — 1.8%
Waste Management, Inc.	3.875%	01/15/29	245,000	244,642

Food Processors — 1.6%
Mondelez International, Inc.	2.625%	03/17/27	220,000	216,497

Healthcare Facilities / Supplies — 6.5%
Agilent Technologies, Inc.	3.050%	09/22/26	191,000	189,714
HCA, Inc.	5.625%	09/01/28	215,000	221,617
Teleflex, Inc.	4.625%	11/15/27	235,000	234,642
Tenet Healthcare Corp. (c)	4.625%	06/15/28	245,000	245,455
				891,428
Independent Energy — 2.0%
EOG Resources, Inc.	4.400%	07/15/28	265,000	267,963

Information / Data Technology — 3.5%
Alphabet, Inc.	3.875%	11/15/28	115,000	115,561
Paypal Holding, Inc.	4.450%	03/06/28	280,000	283,320
S&P Global, Inc.	4.750%	08/01/28	75,000	76,393
				475,274
Lease / Rent — 5.0%
American Airlines, Inc., Series 2016-1, Class A	4.100%	01/15/28	217,292	214,341
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (b)	5.152%	03/20/28	157,500	158,848
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	279,721	278,991

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	29

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Lease / Rent (Continued)
United Airlines, Series 2020-1, Class A	5.875%	04/15/29	$37,406	$38,355
				690,535
Media — Cable — 3.5%
CCO Holdings LLC (b)	5.125%	05/01/27	205,000	204,718
TCI Communications, Inc., Series 2021-3, Class D	7.125%	02/15/28	255,000	270,861
				475,579
Metals / Mining — 1.0%
Freeport-McMoran, Inc. (c)	4.375%	08/01/28	135,000	135,042

Midstream Energy — 2.2%
Boardwalk Pipelines LP	5.950%	06/01/26	135,000	135,413
Transcontinental Gas Pipeline Corp.	7.250%	12/01/26	165,000	167,408
				302,821
Other Industrial — 1.6%
Cintas Corp.	4.200%	05/01/28	225,000	226,117

Packaging — 3.3%
Berry Global, Inc.	5.500%	04/15/28	265,000	272,917
Crown Americas LLC	4.250%	09/30/26	180,000	179,334
				452,251
Paper & Forest Products — 1.8%
Georgia Pacific Corp.	7.250%	06/01/28	225,000	240,776

Railroads — 1.6%
Burlington Northern Santa Fe Corp.	6.700%	08/01/28	205,000	216,545

Restaurants — 4.8%
Darden Restaurants, Inc.	4.350%	10/15/27	265,000	266,235
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell America LLC (b)	4.750%	06/01/27	190,000	189,717
McDonald’s Corp.	5.000%	05/17/29	205,000	210,983
				666,935
Retail Stores — 5.9%
AutoNation, Inc.	3.800%	11/15/27	220,000	218,308
Bath & Body, Inc.	6.694%	01/15/27	78,000	79,469
Dick’s Sporting Goods, Inc. (b)	4.000%	10/01/29	130,000	127,487
Lowe’s Cos., Inc.	4.000%	10/15/28	135,000	135,243
O’Reilly Automotive, Inc.	3.900%	06/01/29	250,000	247,645
				808,152
Services — 1.4%
Service Corp. International	7.500%	04/01/27	185,000	191,148

Supermarkets — 1.7%
Alimentation Couche-Tard, Inc. (b)(c)	3.550%	07/26/27	240,000	238,313

Vehicle Parts — 1.1%
Allison Transmission, Inc. (b)	4.750%	10/01/27	155,000	154,788

Wireless Telecommunications — 0.7%
Sprint Capital Corp.	6.875%	11/15/28	95,000	101,947

Wireline Telecommunications — 2.6%
AT&T, Inc.	6.375%	06/01/28	245,000	254,678
Verizon Communications, Inc.	4.125%	03/16/27	104,000	104,247
				358,925

See Notes to Financial Statements.
30	| www.cisbh.com/funds

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Utility — 14.9%
Electric — 14.9%
Alliant Energy Finance LLC (b)	1.400%	03/15/26	$189,000	$187,735
Ameren Corp.	1.750%	03/15/28	165,000	156,847
Arizona Public Service	2.950%	09/15/27	190,000	186,978
DTE Energy Co.	3.800%	03/15/27	280,000	277,947
Duke Power Co., LLC, Series A	6.000%	12/01/28	210,000	221,688
Evergy, Inc.	4.700%	03/13/28	285,000	289,354
Oklahoma Gas & Electric Co.	6.650%	07/15/27	230,000	237,269
Pacific Gas & Electric Co.	2.950%	03/01/26	215,000	214,464
Wec Energy Group, Inc.	5.150%	10/01/27	265,000	270,206
				2,042,488
Total Corporate Bonds (Cost $11,669,395)				11,810,503

ASSET BACKED SECURITIES — 6.8%
CNH Equipment Trust, Series 2022-B, Class A-4	3.910%	03/15/28	20,000	19,992
Daimler Trucks Retail Trust, Series 2023-1, Class A-3	5.900%	03/15/27	124,208	124,796
Daimler Trucks Retail Trust, Series 2024-1, Class A-3	5.490%	12/15/27	87,403	88,129
DT Auto Owner Trust, Series 2023-1, Class D (b)	6.440%	11/15/28	100,000	101,367
FHLMC Multifamily Structured, Series K-J46, Class A-1	4.777%	06/25/28	78,198	78,884
FHLMC Multifamily Structured, Series K-080, Class A-2	3.926%	07/25/28	6,000	6,009
Ford Credit Auto Owner Trust, Series 2022-B, Class A-4	3.930%	08/15/27	4,774	4,774
John Deere Owner Trust, Series 2024-B, Class A-3	5.200%	03/15/29	220,000	223,137
Mercedes-Benz Auto Receivable Trust, Series 2023-1, Class A-3	4.510%	11/15/27	2,555	2,559
Standard Drive Auto Trust, Series 2022-3, Class C	4.490%	08/15/29	146,829	147,052
World Omni Auto Receivable Trust, Series 2024-A, Class A-3	4.860%	03/15/29	131,055	131,765
Total Asset Backed Securities (Cost $917,275)				928,464

U.S. TREASURY BONDS & NOTES — 5.9%
United States Treasury	4.625%	03/15/26	300,000	300,562
United States Treasury	4.250%	03/15/27	350,000	352,967
United States Treasury	4.125%	10/31/27	160,000	161,775
Total U.S. Treasury Bonds & Notes (Cost $809,069)				815,304

Investments at Value — 98.7%
(Cost $13,395,739)				$13,554,271

Other Assets in Excess of Liabilities — 1.3%				181,622

Net Assets — 100.0%				$13,735,893

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	31

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 37.7%
Finance — 11.0%
Banking — 5.9%
American Express Co.	5.532%	04/25/30	$5,041,000	$5,258,778
Bank of America Corp., Series N, (SOFR + 153) (a)	1.898%	07/23/31	13,475,000	12,103,908
Citigroup, Inc. (SOFR + 116.7) (a)	2.561%	05/01/32	6,362,000	5,773,686
JP Morgan Chase & Co. (a)	1.764%	11/19/31	4,850,000	4,308,667
PNC Financial Services Group, Inc. (SOFR + 228.4) (a)(b)	6.875%	10/20/34	6,585,000	7,451,764
Wells Fargo & Co., Series Q (TSFR3M + 157.161) (a)	3.584%	05/22/28	5,635,000	5,597,964
Wells Fargo & Co. (a)	3.350%	03/02/33	2,072,000	1,933,874
				42,428,641
Mortgage Banking — 0.5%
Provident Funding Associates LP/PFG Finance Corp. (c)	9.750%	09/15/29	3,650,000	3,849,743

Noncaptive Diversified Financial Companies — 1.2%
Aviation Capital Group LLC (c)	6.250%	04/15/28	2,875,000	2,985,504
GATX Corp.	3.500%	06/01/32	5,797,000	5,420,680
				8,406,184
Real Estate Investment Trusts — 3.4%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	7,809,000	7,072,833
IIP Operating Partnership LP	5.500%	05/25/26	7,570,000	7,463,655
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,961,230
Vici Properties, Inc. (c)	4.500%	01/15/28	4,000,000	4,008,033
				24,505,751
Industrial — 19.6%
Automobile Manufacturing — 1.1%
Ford Motor Credit Co., LLC	7.350%	11/04/27	3,425,000	3,574,596
General Motors Financial Co., Inc.	5.050%	04/04/28	3,855,000	3,926,055
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	494,027
				7,994,678
Beverage / Bottling — 0.2%
Anheuser-Busch InBev Worldwide, Inc.	6.625%	08/15/33	1,575,000	1,757,495

Building Products — 2.1%
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,527,088
Martin Marietta Materials, Inc.	2.400%	07/15/31	6,500,000	5,864,835
Masco Corp.	6.500%	08/15/32	6,205,000	6,779,886
				15,171,809
Chemicals — 0.2%
Compass Minerals International, Inc. (c)	6.750%	12/01/27	1,093,000	1,092,965

Construction Machinery — 1.1%
Brunswick Corp.	2.400%	08/18/31	4,798,000	4,201,910
BWX Technologies, Inc. (c)	4.125%	06/30/28	4,169,000	4,104,716
				8,306,626
Consumer Products — 0.5%
Church & Dwight Co., Inc.	5.600%	11/15/32	3,500,000	3,721,132

Diversified Manufacturing — 0.9%
Otis Worldwide Corp.	5.125%	11/19/31	3,566,000	3,699,415
Vontier Corp.	2.400%	04/01/28	2,800,000	2,683,543
				6,382,958
Electronics — 0.4%
QORVO, Inc.	4.375%	10/15/29	3,325,000	3,276,474

See Notes to Financial Statements.
32	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Healthcare Facilities / Supplies — 1.1%
HCA, Inc.	3.500%	09/01/30	$4,250,000	$4,087,047
Tenet Healthcare Corp.	4.250%	06/01/29	3,655,000	3,600,413
				7,687,460
Home Building — 0.5%
KB Home	4.800%	11/15/29	3,594,000	3,579,680

Independent Energy — 2.1%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,846,726
Range Resources Corp. (c)	4.750%	02/15/30	4,320,000	4,263,446
SM Energy Co.	6.500%	07/15/28	3,652,000	3,691,498
				14,801,670
Media — Cable — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. (c)	5.000%	02/01/28	4,140,000	4,107,242

Midstream Energy — 1.7%
Tennessee Gas Pipeline Co., LLC	8.375%	06/15/32	6,309,000	7,435,171
Transcontinental Gas Pipe Line Co., LLC	3.250%	05/15/30	4,840,000	4,636,913
				12,072,084
Other Industrial — 1.2%
LKQ Corp. (b)	6.250%	06/15/33	4,550,000	4,872,529
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,743,856
				8,616,385
Packaging — 0.8%
Crown Americas LLC	5.250%	04/01/30	3,542,000	3,618,242
Silgan Holdings, Inc.	4.125%	02/01/28	1,925,000	1,894,924
				5,513,166
Pharmaceuticals — 1.1%
Pfizer Investment Enterprises Pte., Ltd.	4.450%	05/19/28	6,000,000	6,079,550
Teva Pharmaceuticals Finance	3.150%	10/01/26	1,571,000	1,552,865
				7,632,415
Retail Stores — 1.0%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,515,773
Group 1 Automotive, Inc. (c)	4.000%	08/15/28	3,615,000	3,543,498
				7,059,271
Services — 1.2%
Block Financial LLC	3.875%	08/15/30	3,675,000	3,539,816
Rayonier LP	2.750%	05/17/31	6,000,000	5,408,925
				8,948,741
Supermarkets — 0.5%
Alimentation Couch-Tard, Inc. (c)	5.077%	09/29/35	3,790,000	3,813,856

Transportation Services — 1.3%
Fedex Corp.	3.900%	02/01/35	2,245,000	2,066,402
Fedex Corp.	5.100%	01/15/44	4,000,000	3,635,502
XPO CNW, Inc.	6.700%	05/01/34	3,592,000	3,825,480
				9,527,384
Utility — 7.1%
Electric — 7.1%
Duke Energy Carolinas LLC	4.950%	01/15/33	7,670,000	7,899,911
National Rural Utility Cooperative Finance Corp.	2.400%	03/15/30	1,650,000	1,540,393
National Rural Utility Cooperative Finance Corp.	2.750%	04/15/32	2,270,000	2,047,500
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,422,663
Oglethorpe Power Corp., Series 2022A (b)	4.500%	04/01/47	8,334,000	6,966,301
PECO Energy Co.	4.900%	06/15/33	3,954,000	4,039,390
PG&E Corp.	5.000%	07/01/28	4,866,000	4,852,524

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	33

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Electric (Continued)
PG&E Corp.	5.250%	07/01/30	$2,500,000	$2,482,293
Pinnacle West Capital Corp.	4.900%	05/15/28	2,774,000	2,823,809
Virginia Electric & Power Co., Series A	6.000%	05/15/37	6,321,000	6,793,000
Vistra Operations Corp. (c)	6.875%	04/15/32	3,388,000	3,568,988
Wisconsin Electric Power Co.	4.750%	09/30/32	3,460,000	3,522,933
				50,959,705
Total Corporate Bonds (Cost $270,067,099)				271,213,515

MUNICIPAL BONDS — 2.0%
California — 0.9%
California Municipal Finance Authority, Series 2021 (b)(d)	3.637%	07/01/30	6,745,000	6,162,096

Nebraska — 0.5%
City of Blair Nebraska Water System, Series 2023 (b)	6.100%	05/15/27	3,840,000	3,842,533

New Hampshire — 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,424,155

Total Municipal Bonds (Cost $16,828,566)				14,428,784

ASSET BACKED SECURITIES — 2.7%
DT Auto Owner Trust, Series 2023-1 (c)	6.440%	11/15/28	4,750,000	4,814,952
Toyota Auto Receivables Owner Trust, Series 2025-A, Class A-3	4.640%	08/15/29	2,535,000	2,562,135
Trinity Rail Leasing LP, Series 2022-1, Class A (c)	4.550%	05/19/52	4,558,248	4,489,918
Verizon Master Trust, Series 2024-6, Class A-1A	4.170%	08/20/30	6,000,000	6,036,560
Verizon Master Trust, Series 2024-8, Class A-1A	4.620%	11/20/30	1,850,000	1,875,676
Total Asset Backed Securities (Cost $19,643,464)				19,779,241

MORTGAGE-BACKED SECURITIES PASSTHROUGH — 32.2%
Federal Home Loan Mortgage Corp. — 12.3%
Pool #781958 (H15T1Y + 225) (a)	6.375%	09/01/34	10,205	10,529
Pool #G08061	5.500%	06/01/35	22,016	23,044
Pool #A42128	5.500%	01/01/36	63,070	65,909
Pool #G02386	6.000%	11/01/36	131,211	138,893
Pool #G08607	4.500%	09/01/44	428,945	428,660
Pool #SD8092	3.000%	09/01/50	5,292,757	4,695,897
Pool #SD8129	2.500%	02/01/51	3,728,934	3,185,478
Pool #SD8151	2.500%	06/01/51	9,417,341	8,028,625
Pool #SD8194	2.500%	02/01/52	2,563,055	2,179,901
Pool #SD8196	3.500%	02/01/52	9,493,976	8,818,487
Pool #SD8202	3.500%	02/01/52	12,929,371	12,029,792
Pool #SD8201	3.000%	03/01/52	6,004,423	5,321,455
Pool #RA6910	3.500%	03/01/52	3,715,703	3,460,172
Pool #SD8214	3.500%	05/01/52	351,089	325,378
Pool #SD8215	4.000%	05/01/52	6,754,463	6,446,167
Pool #RA7554	4.000%	06/01/52	4,063,661	3,878,489
Pool #SD8231	4.500%	07/01/52	7,233,577	7,091,198
Pool #SD8235	3.000%	08/01/52	4,004,169	3,548,186
Pool #SD8238	4.500%	08/01/52	5,709,429	5,599,992
Pool #SD8246	5.000%	09/01/52	5,937,894	5,956,216
Pool #SD8267	5.000%	11/01/52	1,677,924	1,682,055
Pool #SD8494	5.500%	01/01/55	5,539,100	5,617,782
				88,532,305

See Notes to Financial Statements.
34	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 13.9%
Pool #735897	5.500%	10/01/35	$171,958	$178,936
Pool #888016	5.500%	05/01/36	277,756	290,391
Pool #AL3287, Series 2013	4.500%	09/01/41	687,840	691,882
Pool #MA1700, Series 2013	4.500%	12/01/43	556,396	557,893
Pool #MA1971	4.500%	06/01/44	102,916	102,727
Pool #MA2005	4.500%	08/01/44	226,817	226,400
Pool #CB3110	2.500%	03/01/47	978,350	837,647
Pool #MA4020	3.000%	05/01/50	4,298,842	3,844,583
Pool #CA5960	2.500%	06/01/50	6,852,659	5,913,796
Pool #MA4048	3.000%	06/01/50	4,179,427	3,737,789
Pool #MA4097	3.000%	08/01/50	4,191,430	3,744,617
Pool #FM6110	3.000%	09/01/50	3,989,015	3,608,898
Pool #MA4121	3.000%	09/01/50	3,149,080	2,812,404
Pool #CA8256	2.500%	12/01/50	7,151,525	6,068,673
Pool #FS0672	2.000%	01/01/51	4,257,225	3,495,916
Pool #BT0417	2.500%	06/01/51	3,187,595	2,717,038
Pool #MA4379	2.500%	07/01/51	3,493,596	2,978,412
Pool #MA4438	2.500%	10/01/51	4,920,772	4,192,054
Pool #MA4514	3.500%	01/01/52	1,375,049	1,279,530
Pool #BV7245	4.000%	05/01/52	2,674,070	2,548,152
Pool #MA4644	4.000%	05/01/52	11,029,236	10,512,640
Pool #MA4732	4.000%	09/01/52	3,946,094	3,759,554
Pool #MA4761	5.000%	09/01/52	6,066,309	6,075,644
Pool #MA4894	6.000%	01/01/53	1,036,589	1,066,115
Pool #MA5008	4.500%	05/01/53	10,003,261	9,801,082
Pool #MA5071	5.000%	07/01/53	5,148,432	5,153,437
Pool #MA5164	5.000%	10/01/53	5,364,463	5,364,147
Pool #MA5216	6.000%	12/01/53	4,090,844	4,209,260
Pool #MA5295	6.000%	03/01/54	2,179,609	2,238,682
Pool #MA5674	6.000%	04/01/55	2,356,445	2,420,050
				100,428,349
Government National Mortgage Association — 6.0%
Pool #MA7590M	3.000%	09/20/51	6,418,465	5,774,685
Pool #MA7769M	3.500%	12/20/51	3,983,011	3,656,683
Pool #MA8801M	5.500%	04/20/53	5,222,442	5,306,518
Pool #MB0426	6.500%	06/20/55	8,371,012	8,658,814
Pool #MB0488M	7.000%	07/20/55	9,997,971	10,332,105
Pool #MB0559M	7.000%	08/20/55	6,776,993	6,996,709
Pool #MB0816M	6.500%	12/20/55	2,208,364	2,289,699
				43,015,213
Total Mortgage-Backed Securities Passthrough (Cost $240,516,493)				231,975,867

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	35

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
U.S. TREASURY BONDS & NOTES — 22.4%
United States Treasury	2.375%	05/15/27	$16,358,000	$16,111,352
United States Treasury	2.625%	02/15/29	7,360,000	7,156,450
United States Treasury	0.625%	08/15/30	16,060,000	13,974,709
United States Treasury	2.750%	08/15/32	11,713,000	10,918,255
United States Treasury	3.375%	05/15/33	13,867,000	13,331,279
United States Treasury	4.625%	02/15/35	18,625,000	19,332,895
United States Treasury	3.125%	11/15/41	16,492,000	13,638,755
United States Treasury	1.125%	05/15/40	5,800,000	3,680,055
United States Treasury	1.750%	08/15/41	21,234,000	14,327,144
United States Treasury	2.500%	02/15/45	21,875,000	15,491,943
United States Treasury	1.375%	08/15/50	34,900,000	17,159,621
United States Treasury	2.875%	05/15/52	23,137,000	16,166,979
Total U.S. Treasury Bonds & Notes (Cost $162,020,013)				161,289,437

Investments at Value — 97.0%
(Cost $709,075,635)				$698,686,844

Other Assets in Excess of Liabilities — 3.0%				21,405,808

Net Assets — 100.0%				$720,092,652

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,162,096, which represents 0.9% of net assets as of December 31, 2025.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
36	| www.cisbh.com/funds

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 96.5%
Finance — 11.1%
Mortgage Banking — 1.6%
Provident Funding Associates LP/PFG Finance Corp. (a)	9.750%	09/15/29	$966,000	$1,018,863

Other Finance — 2.4%
Outfront Media Capital LLC (a)	4.250%	01/15/29	1,650,000	1,606,915

Real Estate Investment Trusts — 7.1%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	1,430,000	1,295,192
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,922,606
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,500,000	1,448,072
				4,665,870
Industrial — 78.6%
Aerospace / Defense — 0.4%
Hexcel Corp.	4.200%	02/15/27	265,000	264,427

Automobile Manufacturing — 3.4%
Ford Motor Co.	7.400%	11/01/46	640,000	689,379
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,550,000	1,552,547
				2,241,926
Building Products — 1.7%
Quikrete Holdings, Inc. (a)	6.375%	03/01/32	747,000	777,537
Quikrete Holdings, Inc. (a)	6.750%	03/01/33	300,000	313,287
				1,090,824
Chemicals — 4.8%
Axalta Coating Systems LLC (a)	4.750%	06/15/27	520,000	520,528
Axalta Coating Systems LLC (a)	3.375%	02/15/29	1,000,000	961,265
Compass Minerals International, Inc. (a)	6.750%	12/01/27	342,000	341,989
Olin Corp.	5.625%	08/01/29	676,000	679,575
Olin Corp.	5.000%	02/01/30	675,000	663,707
				3,167,064
Construction Machinery — 7.4%
Brunswick Corp.	2.400%	08/18/31	1,489,000	1,304,011
BWX Technologies, Inc. (a)	4.125%	06/30/28	1,640,000	1,614,712
United Rentals North America, Inc.	4.875%	01/15/28	961,000	961,083
United Rentals, Inc.	3.875%	02/15/31	1,020,000	972,779
				4,852,585
Consumer Products — 4.0%
Central Garden & Pet Co.	4.125%	10/15/30	1,350,000	1,293,879
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	490,579
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	823,255
				2,607,713
Diversified Manufacturing — 4.1%
ATS Automation Tooling Systems, Inc. (a)	4.125%	12/15/28	1,415,000	1,380,237
Griffon Corp.	5.750%	03/01/28	1,336,000	1,338,603
				2,718,840
Electronics — 1.9%
QORVO, Inc.	4.375%	10/15/29	1,281,000	1,262,305

Environmental — 1.5%
Clean Harbors, Inc. (a)	5.125%	07/15/29	995,000	995,974

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	37

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Healthcare Facilities / Supplies — 4.8%
Hologic, Inc. (a)	3.250%	02/15/29	$1,371,000	$1,351,218
Teleflex, Inc.	4.625%	11/15/27	1,333,000	1,330,971
Tenet Healthcare Corp.	6.125%	10/01/28	436,000	437,950
				3,120,139
Home Builders — 2.0%
KB Home	6.875%	06/15/27	1,310,000	1,337,019

Independent Energy — 7.1%
APA Corp.	4.250%	01/15/30	680,000	667,470
Occidental Petroleum Corp.	7.875%	09/15/31	1,400,000	1,600,889
Range Resources Corp. (a)	8.250%	01/15/29	810,000	826,051
Range Resources Corp. (a)	4.750%	02/15/30	260,000	256,596
SM Energy Co.	6.500%	07/15/28	1,325,000	1,339,330
				4,690,336
Media — Cable — 3.8%
Nexstar Escrow, Inc. (a)	5.625%	07/15/27	1,135,000	1,138,054
Sirius XM Radio, Inc. (a)	5.500%	07/01/29	1,350,000	1,361,046
				2,499,100
Media — Non-Cable — 4.0%
Discovery Communications LLC	3.625%	05/15/30	885,000	814,760
Lamar Media Corp.	3.750%	02/15/28	775,000	760,737
Lamar Media Corp.	4.875%	01/15/29	815,000	813,585
Nexstar Broadcasting, Inc. (a)	4.750%	11/01/28	225,000	223,368
				2,612,450
Metals / Mining — 2.0%
FMG Resources August 2006 Pty., Ltd. (a)	4.500%	09/15/27	1,319,000	1,315,716

Other Industrial — 1.0%
LKQ Corp. (b)	6.250%	06/15/33	600,000	642,531

Packaging — 4.5%
Ball Corp.	2.875%	08/15/30	350,000	323,612
Crown Americas LLC	5.250%	04/01/30	1,250,000	1,276,906
Silgan Holdings, Inc.	4.125%	02/01/28	1,358,000	1,336,782
				2,937,300
Pharmaceuticals — 2.0%
Teva Pharmaceuticals Financial Netherlands B.V.	3.150%	10/01/26	1,303,000	1,287,958

Restaurants — 2.0%
Papa Johns International, Inc. (a)	3.875%	09/15/29	1,000,000	948,450
YUM Brands, Inc.	3.625%	03/15/31	350,000	331,080
				1,279,530
Retail Stores — 5.9%
Asbury Automotive Group, Inc.	4.500%	03/01/28	1,225,000	1,221,482
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	435,000	317,836
Group 1 Automotive, Inc. (a)	4.000%	08/15/28	1,064,000	1,042,955
L Brands, Inc.	5.250%	02/01/28	1,303,000	1,312,638
				3,894,911
Services — 4.5%
AECOM (a)	6.000%	08/01/33	930,000	953,120
Service Corp. International	4.625%	12/15/27	1,300,000	1,298,320
TopBuild Corp. (a)	3.625%	03/15/29	697,000	675,026
				2,926,466

See Notes to Financial Statements.
38	| www.cisbh.com/funds

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Steel — 1.0%
ATI, Inc.	4.875%	10/01/29	$650,000	$648,935

Transportation Services — 2.1%
XPO Logistics, Inc.	6.700%	05/01/34	1,290,000	1,373,850

Vehicle Parts — 2.0%
Allison Transmission, Inc. (a)	4.750%	10/01/27	649,000	648,113
Allison Transmission, Inc. (a)	3.750%	01/30/31	704,000	662,895
				1,311,008
Wireline Telecommunications — 0.7%
DIRECTV Financing LLC (a)	5.875%	08/15/27	481,000	483,823

Utility — 6.8%
Electric — 6.8%
NRG Energy, Inc. (a)	3.625%	02/15/31	1,352,000	1,263,420
PG&E Corp.	5.000%	07/01/28	950,000	947,369
PG&E Corp.	5.250%	07/01/30	704,000	699,014
Vistra Operations Corp. (a)	6.875%	04/15/32	1,490,000	1,569,596
				4,479,399
Investments at Value — 96.5%
(Cost $63,524,833)				$63,333,777

Other Assets in Excess of Liabilities — 3.5%				2,293,647

Net Assets — 100.0%				$65,627,424

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	39

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 86.3%
CMBS — 1.0%
Multi-Family Housing — 1.0%
Federal Home Loan Mortgage Corp., Series ML-28	4.534%	11/25/42	$2,000,000	$1,961,893

General Obligation — 16.0%
Local — 16.0%
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/27	1,450,000	1,424,941
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/28	1,450,000	1,384,779
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/29	1,455,000	1,365,782
City of Austin TX, Series 2025	5.000%	09/01/43	1,000,000	1,093,100
Cool Water Municipal Utility District, BAM, Series 2023-A (a)(b)	7.000%	08/15/30	380,000	432,644
Eanes Independent School District, Series 2025	5.250%	08/01/42	835,000	920,937
Fairfield Independent School District, Series 2025	5.250%	08/15/41	450,000	501,223
Fairfield Independent School District, Series 2025	5.250%	08/15/42	570,000	627,737
Fairfield Independent School District, Series 2025	5.250%	08/15/43	345,000	376,627
Harris County Texas Municipal Utility District No. 504, Series 2019	3.125%	09/01/49	225,000	164,686
Hays Consolidated Independent School District, Series 2025	5.250%	02/15/42	1,500,000	1,661,106
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/40	490,000	569,916
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/41	400,000	461,368
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/43	250,000	282,697
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/44	525,000	589,775
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/45	500,000	558,969
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/35	450,000	424,733
King County Washington Public Hospital District No. 2, Series 2024	5.250%	12/01/45	2,350,000	2,494,145
North Royalton Ohio City School District, Series 2025	5.000%	12/01/42	1,150,000	1,263,658
Northwest Independent School District, Series 2025	5.000%	02/15/43	1,100,000	1,184,429
Ohio EHOVE Joint Vocational School District, Series 2025	5.500%	12/01/40	530,000	588,780
Ohio EHOVE Joint Vocational School District, Series 2025	5.500%	12/01/41	880,000	968,434
Osage County School District No. R-II, Series 2024	5.500%	03/01/41	405,000	452,420
Osage County School District No. R-II, Series 2024	5.500%	03/01/44	525,000	573,293
Pearland Independent School District, Series 2025	5.000%	02/15/41	500,000	551,369
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/44	600,000	633,408
Sanitary and Improvement District No. 425 of Douglas County Nebraska, Series 2023	4.900%	11/01/33	4,000,000	4,118,133
Southern Boone County R-I School District, Series 2024	6.000%	03/01/44	2,520,000	2,875,648
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/35	525,000	489,661
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/36	540,000	493,558
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/37	550,000	492,538
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	679,943
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	99,155
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	211,135
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	103,935
Wink-Loving Independent School District, Series 2024	5.000%	02/15/34	375,000	375,996
				31,490,658
Local Authority — 2.8%
Education — 2.4%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	155,534
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (a)	5.625%	06/01/50	4,550,000	4,516,809
				4,672,343
Public Services — 0.4%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (a)(c)	5.250%	12/01/35	880,000	850,357

See Notes to Financial Statements.
40	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Revenue — 57.5%
Education — 0.0% (d)
Minnewaukan Public School District No. 5, Series 2016	2.700%	08/01/26	$60,000	$59,702
Pennsylvania Higher Educational Facilities Authority, Series 2016 (a)	3.000%	05/01/37	15,000	13,132
				72,834
Healthcare — 1.0%
Illinois Finance Authority, Series 2019	3.712%	11/01/34	1,930,000	1,932,698
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	100,297
				2,032,995
Housing — 31.3%
California State Department of Veteran Affairs, Series 2016-B	3.375%	12/01/41	545,000	524,250
California State Department of Veteran Affairs, Series 2016-B	3.500%	12/01/46	120,000	106,831
City of Raleigh North Carolina Housing Authority, Series 2025	3.150%	01/01/44	2,225,000	2,227,494
Columbus Franklin County Ohio Finance Authority, Series 2025	3.190%	06/01/44	1,100,000	1,103,473
Connecticut Housing Finance Authority, Series 2016-E	3.000%	11/15/36	170,000	161,119
Connecticut Housing Finance Authority, Series 2016-A	3.500%	05/15/51	145,000	140,057
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (a)	3.000%	05/15/51	500,000	492,001
Federal Home Loan Mortgage Corp., Series ML-24	4.300%	05/25/41	3,451,500	3,410,723
Federal Home Loan Mortgage Corp., Series ML-21	4.617%	08/25/41	4,965,485	5,026,065
Florida Housing Finance Corp., Series 2025-F-2	3.650%	05/01/28	360,000	362,430
Florida Housing Finance Corp., Series 2025-SFR	2.850%	10/01/43	715,000	707,810
Florida Housing Finance Corp., Series 2024-L (a)	3.500%	07/01/58	2,000,000	2,016,146
Georgia Housing & Finance Authority, Series 2016-A	3.350%	12/01/41	665,000	610,017
Georgia Housing & Finance Authority, Series 2017-B	3.550%	12/01/42	70,000	65,827
Georgia Housing & Finance Authority, Series 2024-A	5.000%	12/01/42	2,500,000	2,634,400
Georgia Housing & Finance Authority, Series 2017-B	3.600%	06/01/44	155,000	140,476
Georgia Housing & Finance Authority, Series 2016-B-1	3.500%	12/01/46	65,000	56,257
Housing Authority of the City of College Park Georgia, Series 2025	3.450%	04/01/44	2,035,000	2,051,880
Illinois Housing Development Authority, Series 2023 (a)	5.000%	02/01/27	2,000,000	2,002,995
Indiana Housing & Community Development Authority, Series 2024-C-1 (a)	5.000%	07/01/44	750,000	772,644
Knoxville Tennessee Community Development Corp., Series 2025	3.150%	05/01/46	4,475,000	4,486,156
Lee County Florida Housing Finance Authority, Series 2025	3.500%	12/01/42	1,000,000	1,005,926
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	459,377
Metropolitan Government of Nashville and Davidson County, Tennessee (The), Series 2025	5.000%	10/01/28	2,765,000	2,850,613
Michigan State Housing Development Authority, Series 2019-B	3.100%	12/01/44	130,000	108,323
Minnesota State Housing Finance Agency, Series 2021-F (a)	1.850%	07/01/32	470,000	414,959
Missouri Housing Development Commission, Series 2016-B	3.100%	11/01/41	20,000	18,057
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	800,000	693,866
Nebraska Investment Finance Authority, Series 2024-E	5.000%	03/01/49	1,750,000	1,796,592
Nevada Housing Division Single-Family Mortgage, Series 2024E	7.000%	04/01/49	2,000,000	2,420,054
New Mexico Mortgage Finance Authority, Series 2020-B	1.700%	01/01/30	195,000	181,666
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	395,000	358,806
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,500,197
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	511,222
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	385,306
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	704,244
New York State Mortgage Agency, Series 223	3.000%	10/01/39	1,350,000	1,233,254
New York State Mortgage Agency, Series 195	3.550%	04/01/40	35,000	34,029
New York State Mortgage Agency, Series 203	3.500%	10/01/41	280,000	263,031
New York State Mortgage Agency, Series 189	3.850%	10/01/44	20,000	18,567
New York State Mortgage Agency, Series 190	3.850%	10/01/45	10,000	9,267
Norfolk Redevelopment & Housing Authority, Series 2023 (a)	5.000%	05/01/43	325,000	327,001
Ohio Housing Finance Agency, Series 2024-C (a)	7.500%	03/01/49	2,395,000	2,889,517
Pennsylvania Housing Finance Agency, Series 2017-123-B	3.450%	10/01/32	620,000	620,070

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	41

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Housing (Continued)
Pennsylvania Housing Finance Agency, Series 2015-117-B (a)	3.900%	10/01/35	$1,530,000	$1,530,052
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2015-118B	3.800%	10/01/35	50,000	50,001
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2016-120	3.200%	04/01/40	185,000	167,588
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2016-121	3.200%	10/01/41	210,000	191,023
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/49	615,000	632,062
Rhode Island Housing & Mortgage Finance Corp., Series 83-A	5.250%	10/01/49	300,000	312,484
South Dakota Housing Development Authority, Series 2020-C (a)	3.500%	05/01/51	445,000	443,704
Texas Department of Housing & Community Affairs, Series 2019-A (a)	3.625%	09/01/44	915,000	843,295
Utah Housing Corp., Series 2021-IA	2.500%	08/21/51	5,987,123	5,193,214
Virginia Housing Development Authority, Series 2012-C-2	3.450%	04/01/38	165,000	162,973
Washington State Housing Finance Commission, Series 2013 1N	3.500%	12/01/33	530,000	526,975
West Virginia Housing Development Fund, Series 2019-B	3.050%	11/01/44	135,000	112,391
West Virginia Housing Development Fund, Series 2020-A	2.750%	11/01/45	1,025,000	792,538
West Virginia Housing Development Fund, Series 2020-A	2.800%	11/01/50	600,000	433,625
West Virginia Housing Development Fund, Series 2024-A	4.650%	11/01/54	170,000	168,722
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,110,000	1,007,457
				61,471,099
Industrial Development — 4.8%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (a)	1.800%	09/01/29	3,900,000	3,615,335
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (a)	2.200%	10/01/32	1,900,000	1,675,895
Fayette County Development Authority, Series 2024	5.000%	10/01/40	465,000	503,678
Fayette County Development Authority, Series 2024	5.000%	10/01/41	640,000	686,153
South Carolina Jobs-Economic Development Authority, Series 2024 (c)	3.700%	12/15/27	3,000,000	2,999,647
				9,480,708
Lease / Rent — 1.6%
City of Omaha Public Facilities Corp., Series 2025-C	5.000%	04/15/43	1,565,000	1,691,837
Noblesville High School Building Corp., Series 2023 (a)	6.000%	01/15/43	830,000	940,754
Pasadena Public Financing Authority, Series 2024 (a)	0.000%	06/01/40	500,000	279,242
Pasadena Public Financing Authority, Series 2024 (a)	0.000%	06/01/41	300,000	158,487
				3,070,320
Other — 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series 2015-B (a)	4.000%	12/01/38	45,000	42,902

Recreation — 1.5%
City of Fort Worth Texas, Series 2025	5.500%	03/01/42	400,000	439,092
City of Fort Worth Texas, Series 2025	5.500%	03/01/43	210,000	227,613
City of Fort Worth Texas, Series 2025	5.500%	03/01/44	2,195,000	2,354,957
				3,021,662
State and Non-State Appropriated Tobacco — 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	150,000	150,285

Tax — 2.4%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,900,000	1,907,824
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	900,000	903,307
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	404,316
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	528,720
Village Community Development District No. 7, Series 2015 (a)	4.000%	05/01/36	985,000	984,963
				4,729,130

See Notes to Financial Statements.
42	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Transportation — 5.8%
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	$750,000	$750,534
Dallas Fort Worth International Airport, Series 2025-B	5.250%	11/01/43	1,240,000	1,361,428
Dallas Fort Worth International Airport, Series 2025-B	5.250%	11/01/44	2,250,000	2,450,906
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.000%	11/15/38	1,575,000	1,574,930
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.125%	11/15/45	735,000	704,205
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	400,000	404,465
Pennsylvania Turnpike Commission, Series 2009-E	6.000%	12/01/30	475,000	505,168
Pharr Texas International Toll Bridge System, Series 2021 (a)	4.000%	08/15/33	5,000	5,140
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	452,901
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	254,970
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	516,723
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	1,000,000	997,166
Virginia Small Business Financing Authority, Series 2022 (a)	5.000%	12/31/57	400,000	395,700
Wayne County Airport Authority, Series 2025-A	5.250%	12/01/43	1,000,000	1,102,628
				11,476,864
Utilities — 9.0%
Black Belt Energy Gas District, Series 2021-B	4.000%	10/01/52	95,000	95,399
California Community Choice Financing Authority, Series 2024-E	5.000%	02/01/55	1,715,000	1,840,037
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,334,756
Louisville and Jefferson County Metropolitan Sewer District, Series 2016-A	3.000%	05/15/46	265,000	210,917
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	1,033,580
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	600,335
Public Energy Authority of Kentucky, Series 2020-A	4.000%	12/01/50	115,000	115,975
Public Energy Authority of Kentucky, Series 2025-A	5.250%	06/01/55	560,000	592,389
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,733,269
Southeast Energy Authority, Series 2025-E	5.000%	10/01/27	1,090,000	1,127,344
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	555,422
Southern California Public Power Authority No. 1, Series 2007-B	4.227%	11/01/38	5,550,000	5,368,174
				17,607,597
Variable Rate Demand Note – 9.0%
Variable Rate Demand Note — 9.0%
Iowa Finance Authority, Series 2019-E	3.320%	01/01/49	4,000,000	4,000,000
Port of Tacoma Washington, Series 2008-B	2.380%	12/01/44	7,105,000	7,105,000
State of Ohio University Hospital Health System, Series 2025-C	2.500%	01/15/50	2,000,000	2,000,000
Tarrant County Texas Cultural Education Facilities, Series 2011-C	1.650%	11/15/50	4,500,000	4,500,000
				17,605,000
Total Municipal Bonds (Cost $168,716,556)				169,736,647

CORPORATE BONDS — 4.2%
Industrial — 4.2%
Services — 4.2%
IPMI 3 LLC, Series 2021 (e) (Cost $9,057,215)	3.900%	12/01/28	9,000,000	8,245,088

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	43

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
U.S. TREASURY BONDS & NOTES — 6.6%
United States Treasury Notes	2.750%	05/31/29	$5,000,000	$4,866,016
United States Treasury Notes	3.125%	08/31/29	3,000,000	2,949,375
United States Treasury Notes	4.000%	03/31/30	5,000,000	5,063,672
Total U.S. Treasury Bonds & Notes (Cost $12,883,408)				$12,879,063

Investments at Value — 97.1%
(Cost $190,657,179)				$190,860,798

Other Assets in Excess of Liabilities — 2.9%				5,727,177

Net Assets — 100.0%				$196,587,975

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $8,940,270, which represents 4.5% of net assets as of December 31, 2025.
(d)	Percentage rounds to less than 0.1%.
(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
44	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 90.0%
Certificate Participation — 10.1%
Lease / Rent — 10.1%
Adams & Arapahoe Joint School District COP, BAM, Series 2025 (a)	5.000%	12/01/37	$500,000	$553,592
Adams & Arapahoe Joint School District COP, BAM, Series 2025 (a)	5.000%	12/01/38	500,000	550,642
Adams & Arapahoe Joint School District COP, BAM, Series 2025 (a)	5.000%	12/01/39	600,000	656,251
Adams & Arapahoe Joint School District COP, BAM, Series 2025 (a)	5.000%	12/01/40	970,000	1,051,758
Adams County Colorado COP, Series 2024	5.250%	12/01/49	6,000,000	6,383,266
City of Aurora Colorado COP, Series 2017 (b)	5.000%	12/01/35	615,000	625,419
City of Aurora Colorado COP, Series 2025	5.250%	12/01/45	525,000	565,936
Crested Butte Colorado COP, Series 2024	5.000%	12/01/43	1,000,000	1,054,507
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/30	350,000	367,622
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/31	350,000	366,695
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/32	225,000	234,943
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/33	240,000	250,042
Evergreen Park & Recreation District COP, Series 2025	5.000%	12/01/40	720,000	793,360
Evergreen Park & Recreation District COP, Series 2025	5.000%	12/01/41	510,000	556,093
Fraser Valley Metropolitan Recreation District COP, Series 2023 (b)	5.250%	12/01/53	500,000	515,400
Grand County Colorado COP, Series 2025	5.000%	12/01/42	455,000	490,832
Grand County Colorado COP, Series 2025	5.000%	12/01/43	500,000	534,138
Grand County Colorado COP, Series 2025	5.000%	12/01/44	640,000	678,255
Grand County Colorado COP, Series 2025	5.000%	12/01/45	495,000	520,928
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,590,181
Moffat County Colorado COP, Series 2021 (b)	4.000%	03/01/46	4,060,000	3,694,020
Platteville-Gilcrest Fire Protection District COP, Series 2018 (b)	5.000%	12/01/33	175,000	184,668
State of Colorado Building Excellent Schools Today COP, Series 2025-T	5.000%	03/15/42	750,000	820,940
State of Colorado Building Excellent Schools Today COP, Series 2025-T	5.000%	03/15/43	315,000	341,351
State of Colorado Building Excellent Schools Today COP, Series 2025-T	5.000%	03/15/44	780,000	837,709
Telluride Colorado COP, Series 2024	5.000%	12/01/43	500,000	529,242
Telluride Colorado COP, Series 2025	5.000%	12/01/45	350,000	369,991
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,472,637
Town of Silverthorne Colorado COP, Series 2024	5.000%	12/01/44	2,650,000	2,808,400
				31,398,818
General Obligation — 12.4%
Local — 12.4%
Adams & Arapahoe Joint School District, Series 2025	5.500%	12/01/40	2,000,000	2,361,946
Adams & Arapahoe Joint School District, Series 2025	5.500%	12/01/41	4,250,000	4,962,532
Adams & Arapahoe Joint School District, Series 2025	5.500%	12/01/42	3,150,000	3,632,948
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/43	615,000	660,849
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	557,735
Bradburn Metropolitan District No. 2, Series 2018-A (b)	5.000%	12/01/38	600,000	606,805
Bromley Park Metropolitan District No. 3, Series 2024	5.000%	12/01/34	115,000	124,844
Cornerstar Metropolitan District, Series 2017-A (b)	5.125%	12/01/37	1,000,000	1,000,050
Erie Commons Metropolitan District No. 2, AGM, Series 2019-A (a)(b)	3.000%	12/01/49	100,000	73,959
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	603,381
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	991,072
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)	2.375%	12/01/39	750,000	584,090
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,454,689
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023 (b)	5.000%	12/01/47	6,500,000	6,769,151
Hogback Metropolitan District Colorado, Series 2021-A (b)	5.000%	12/01/41	700,000	690,187
Hunters Overlook Metropolitan School District No. 5, AGM, Series 2024 (a)	5.000%	12/01/44	260,000	272,602
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (a)	5.250%	12/01/42	625,000	668,248
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (a)	5.000%	12/01/52	1,000,000	1,020,617
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	179,742
Raindance Metropolitan District No. 2, BAM, Series 2024 (a)	4.000%	12/01/44	1,800,000	1,730,909

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	45

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Local (Continued)
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	$205,000	$208,048
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	5,959,510
St. Vrain Lakes Metropolitan District No. 2, AGM, Series 2024-A (a)	5.000%	12/01/26	155,000	157,403
Timnath Ranch Metropolitan District No. 4, BAM, Series 2024 (a)	5.000%	12/01/39	600,000	649,314
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (a)	5.000%	12/01/43	325,000	342,912
				38,263,543
Local Authority — 2.1%
Education — 0.7%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (a)	4.800%	12/01/27	2,000,000	2,034,223

Housing — 1.0%
Colorado Housing and Finance Authority, Series 2023-J	4.684%	05/01/26	930,000	930,000
Colorado Housing and Finance Authority, Series 2024-G-1	4.339%	05/01/26	105,000	105,000
Colorado Housing and Finance Authority, Series 2023-C (b)	5.082%	10/01/26	2,000,000	2,001,466
				3,036,466
Local — 0.2%
Basalt & Rural Fire Protection District, Series 2024-B	4.650%	12/01/26	225,000	226,914
Garfield County School District No. RE-2, Series 2012-B (b)	3.050%	12/01/26	500,000	497,356
				724,270
Utilities — 0.2%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (b)	5.875%	12/01/38	740,000	740,055

Revenue — 58.5%
Education — 4.6%
Board of Trustees of the Colorado School of Mines, Series 2025-A	5.000%	12/01/37	515,000	588,390
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (a)	5.250%	12/01/47	1,000,000	1,055,671
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (a)	5.250%	12/01/52	6,835,000	7,158,248
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	10/01/34	1,975,000	1,708,436
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	05/01/35	3,145,000	3,154,791
Colorado Educational & Cultural Facilities Authority, Series 2017-A	5.000%	03/01/40	500,000	508,983
				14,174,519
Healthcare — 0.9%
Colorado Health Facilities Authority, Series 2017-A (b)	5.000%	05/15/30	710,000	729,029
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,632,255
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	337,684
				2,698,968
Housing — 34.1%
City of Colorado Springs Colorado, Series 2025	3.150%	12/01/45	7,970,000	7,984,669
Colorado Housing and Finance Authority, Series 2023-B-2 (b)	3.350%	10/01/26	5,290,000	5,291,073
Colorado Housing and Finance Authority, Series 2024	3.050%	10/01/27	3,555,000	3,557,691
Colorado Housing and Finance Authority, Series 2024-A-2	3.375%	04/01/28	715,000	720,861
Colorado Housing and Finance Authority, Series 2025-F-2	3.800%	04/01/28	6,000,000	6,058,572
Colorado Housing and Finance Authority, Series 2025-G-2	3.400%	10/01/29	2,600,000	2,629,440
Colorado Housing and Finance Authority, Series 2020-H	2.200%	11/01/38	480,000	384,429
Colorado Housing and Finance Authority, Series 2021-E	2.125%	11/01/42	205,000	147,055
Colorado Housing and Finance Authority, Series 2024	3.500%	11/01/43	2,350,000	2,353,698
Colorado Housing and Finance Authority, Series 2024-A	4.480%	03/01/44	3,000,000	2,986,992
Colorado Housing and Finance Authority, Series 2025	3.375%	07/01/44	4,160,000	4,188,402
Colorado Housing and Finance Authority, Series 2023-B-1 (b)	4.700%	10/01/48	275,000	272,899
Colorado Housing and Finance Authority, Series 2019-E	4.250%	05/01/49	445,000	448,526
Colorado Housing and Finance Authority, Series 2019-F	4.250%	11/01/49	765,000	771,931
Colorado Housing and Finance Authority, Series 2019-H	4.250%	11/01/49	1,135,000	1,148,129
Colorado Housing and Finance Authority, Series 2020-H	3.000%	05/01/50	5,780,000	5,720,376

See Notes to Financial Statements.
46	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Housing (Continued)
Colorado Housing and Finance Authority, Series 2021-E	3.000%	11/01/51	$285,000	$281,698
Colorado Housing and Finance Authority, Series 2022-B	3.250%	05/01/52	4,600,000	4,555,207
Colorado Housing and Finance Authority, Series 2022-E	5.250%	11/01/52	1,665,000	1,725,752
Colorado Housing and Finance Authority, Series 2022-K	6.000%	11/01/52	1,955,000	2,080,691
Colorado Housing and Finance Authority, Series 2023-L	5.750%	11/01/53	6,510,000	6,973,226
Colorado Housing and Finance Authority, Series 2025-B	5.750%	11/01/54	9,835,000	10,847,111
Colorado Housing and Finance Authority, Series 2025-F	6.500%	05/01/55	6,500,000	7,370,139
Colorado Housing and Finance Authority, Series 2025-M	6.250%	11/01/55	10,000,000	11,179,301
Denver Colorado Multifamily Housing, Series 2025-B	5.000%	10/01/28	1,000,000	1,032,688
Denver Colorado Multifamily Housing, Series 2025-F-2	4.700%	10/01/42	3,500,000	3,716,977
Denver Colorado Multifamily Housing, Series 2025-A	5.000%	12/01/45	2,000,000	2,017,869
Eagle County Housing and Development Authority, Series 2025	3.550%	12/01/45	3,260,000	3,278,139
Maiker Housing Partners Multifamily Housing, Series 2023 (b)	4.500%	05/01/42	6,000,000	6,042,733
				105,766,274
Other — 3.4%
Colorado Educational & Cultural Facilities Authority, Series 2016-A (b)	5.000%	12/15/31	715,000	727,509
Colorado Educational & Cultural Facilities Authority, Series 2014 (b)	5.000%	10/01/32	1,340,000	1,341,600
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	06/01/36	1,580,000	1,587,680
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	07/01/36	1,000,000	1,000,923
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)(c)	5.000%	07/01/36	1,000,000	1,004,184
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	08/01/36	1,140,000	1,147,285
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.250%	12/01/45	800,000	809,175
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.250%	12/01/55	1,330,000	1,337,024
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.375%	12/01/60	1,600,000	1,613,804
				10,569,184
Public Services — 6.3%
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/37	370,000	407,064
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/38	655,000	716,151
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/39	730,000	792,545
Park Creek Metropolitan District, AGM, Series 2025 (a)	5.000%	12/01/39	1,500,000	1,628,516
Park Creek Metropolitan District, AGM, Series 2025 (a)	5.000%	12/01/40	1,450,000	1,564,146
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/41	500,000	534,548
Park Creek Metropolitan District, AGM, Series 2025 (a)	5.000%	12/01/41	1,200,000	1,282,917
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/42	500,000	529,918
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	10,877,266
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2025 (a)	5.250%	12/01/50	500,000	519,159
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2025 (a)	5.250%	12/01/55	750,000	774,555
				19,626,785
Tax — 2.3%
City of Durango Colorado, Series 2025	5.000%	12/01/44	100,000	107,783
City of Durango Colorado, Series 2025	5.250%	12/01/50	1,000,000	1,079,481
City of Durango Colorado, Series 2025	5.250%	12/01/55	1,250,000	1,340,895
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(c)	5.250%	12/01/39	3,300,000	3,313,590
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(c)	5.250%	12/01/39	1,100,000	1,104,042
				6,945,791
Transportation — 2.3%
Colorado Bridge & Tunnel Enterprise, AGM, Series 2025-A (a)	5.250%	12/01/54	2,740,000	2,896,168
E-470 Public Highway Authority, Series 2024-B	3.276%	09/01/39	3,000,000	2,994,577
Grand Junction Regional Airport Authority, NPFG, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,172,319
				7,063,064

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	47

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
December 31, 2025

	Coupon	Maturity	Par Value	Value
Utilities — 4.6%
Centennial Water & Sanitation District, Series 2024	5.250%	12/01/53	$3,250,000	$3,453,273
Public Authority for Colorado Energy, Series 2008	6.500%	11/15/38	3,000,000	3,622,177
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (TSFR3M + 52) (a)(b)(d)	3.359%	07/01/29	290,000	281,093
Todd Creek Village Metropolitan District Colorado, Series 2018-A (b)	5.250%	12/01/33	1,350,000	1,410,081
Todd Creek Village Metropolitan District Colorado, Series 2018-A (b)	5.250%	12/01/38	1,000,000	1,030,716
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (a)	5.000%	12/01/43	1,500,000	1,599,066
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (a)	5.000%	12/01/44	2,750,000	2,908,295
				14,304,701
Variable Rate Demand Note – 6.9%
Variable Rate Demand Note – 6.9%
City of Colorado Springs Colorado Utilities System, Series 2006-B	3.370%	11/01/36	6,455,000	6,455,000
City of Colorado Springs Colorado Utilities System, Series 2007-A (b)(d)	3.300%	11/01/37	2,200,000	2,200,000
Colorado Health Facilities Authority, Series 2022-F	3.250%	05/15/62	3,500,000	3,500,000
Colorado Health Facilities Authority, Series 2024-E	2.450%	05/15/64	1,500,000	1,500,000
Colorado Housing and Finance Authority, Series 2025-N-2	3.850%	05/01/53	7,755,000	7,755,000
				21,410,000
Total Municipal Bonds (Cost $279,321,821)				278,756,661

U.S. TREASURY BONDS & NOTES — 4.5%
United States Treasury Notes	1.375%	10/31/28	5,000,000	4,712,109
United States Treasury Notes	2.750%	05/31/29	5,500,000	5,355,195
United States Treasury Notes	3.125%	08/31/29	4,000,000	3,934,688
Total U.S. Treasury Bonds & Notes (Cost $14,010,145)				14,001,992

Investments at Value — 94.5%
(Cost $293,331,966)				$292,758,653

Other Assets in Excess of Liabilities — 5.5%				17,094,614

Net Assets — 100.0%				$309,853,267

(a)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $5,421,816, which represents 1.7% of net assets as of December 31, 2025.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
48	| www.cisbh.com/funds

Barrett Growth Fund	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 7.9%
Media & Entertainment — 7.9%
Alphabet, Inc. - Class C	6,300	$1,976,940

Consumer Discretionary — 14.6%
Consumer Discretionary Distribution & Retail — 12.9%
Amazon.com, Inc. (a)	6,000	1,384,920
AutoZone, Inc. (a)	125	423,937
TJX Cos., Inc. (The)	9,250	1,420,893
		3,229,750
Consumer Services — 1.7%
Starbucks Corp.	5,000	421,050

Consumer Staples — 3.4%
Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp.	1,000	862,340

Energy — 0.9%
Energy — 0.9%
Chevron Corp.	1,500	228,615

Financials — 20.7%
Banks — 5.2%
JPMorgan Chase & Co.	4,000	1,288,880

Financial Services — 11.4%
Ares Management Corp. - Class A	7,750	1,252,632
S&P Global, Inc.	750	391,943
Visa, Inc. - Class A	3,450	1,209,950
		2,854,525
Insurance — 4.1%
Progressive Corp. (The)	4,500	1,024,740

Health Care — 13.1%
Health Care Equipment & Services — 4.7%
Intuitive Surgical, Inc. (a)	1,000	566,360
Stryker Corp.	1,750	615,073
		1,181,433
Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
Danaher Corp.	2,250	515,070
Eli Lilly & Co.	800	859,744
Regeneron Pharmaceuticals, Inc.	250	192,967
Thermo Fisher Scientific, Inc.	900	521,505
		2,089,286
	Shares	Value
Industrials — 6.2%
Capital Goods — 3.1%
Deere & Co.	400	$186,228
EnerSys	4,000	587,000
		773,228
Commercial & Professional Services — 3.1%
Tetra Tech, Inc.	23,000	771,420

Information Technology — 29.8%
Semiconductors & Semiconductor Equipment — 10.9%
Broadcom, Inc.	1,200	415,320
NVIDIA Corp.	12,325	2,298,612
		2,713,932
Software & Services — 14.0%
Accenture PLC - Class A (Ireland)	1,700	456,110
Fair Isaac Corp. (a)	500	845,310
Microsoft Corp.	3,740	1,808,739
ServiceNow, Inc. (a)	2,500	382,975
		3,493,134
Technology Hardware & Equipment — 4.9%
Apple, Inc.	4,500	1,223,370

Materials — 3.2%
Materials — 3.2%
Ecolab, Inc.	3,000	787,560

Investments at Value — 99.8%
(Cost $5,878,399)		$24,920,203

Other Assets in Excess of Liabilities — 0.2%		38,743

Net Assets — 100.0%		$24,958,946

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	49

Barrett Opportunity Fund	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 100.4%
Communication Services — 13.6%
Media & Entertainment — 13.6%
Alphabet, Inc. - Class C	10,067	$3,159,025

Consumer Discretionary — 6.7%
Consumer Discretionary Distribution & Retail — 6.7%
Home Depot, Inc. (The)	699	240,526
Murphy USA, Inc.	3,306	1,334,037
		1,574,563
Consumer Staples — 1.8%
Food, Beverage & Tobacco — 1.8%
PepsiCo, Inc.	3,000	430,560

Energy — 13.9%
Energy — 13.9%
Murphy Oil Corp.	32,034	1,001,063
Shell PLC ADR (United Kingdom)	30,526	2,243,050
		3,244,113
Financials — 24.0%
Financial Services — 22.5%
Ares Management Corp. - Class A	3,368	544,370
Bank of New York Mellon Corp. (The)	22,066	2,561,642
Corpay, Inc. (a)	300	90,279
Jefferies Financial Group, Inc.	33,064	2,048,976
		5,245,267
Insurance — 1.5%
Progressive Corp. (The)	1,489	339,075

Health Care — 5.7%
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
AbbVie, Inc.	1,960	447,840
Eli Lilly & Co.	550	591,074
Thermo Fisher Scientific, Inc.	491	284,510
		1,323,424
	Shares	Value
Industrials — 16.7%
Capital Goods — 13.7%
General Dynamics Corp.	9,500	$3,198,270

Commercial & Professional Services — 3.0%
Automatic Data Processing, Inc.	2,663	685,003

Information Technology — 18.0%
Software & Services — 10.4%
Microsoft Corp.	5,000	2,418,100

Technology Hardware & Equipment — 7.6%
Apple, Inc.	6,500	1,767,090

Investments at Value — 100.4%
(Cost $2,538,221)		$23,384,490

Liabilities in Excess of Other Assets - (0.4%)		(86,799)

Net Assets — 100.0%		$23,297,691

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
50	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statement of Investments
December 31, 2025

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A.	Aksjeselskop is the Norwegian term for a stock-based company.
BAM	Build America Mutual.
Bhd	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
KGaA	German Master Limited Partnership.
KSCP	Kuwaiti Shareholding Company - Public.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NPFG	National Public Finance Guarantee
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Public Sharing Qatar Company.
Q.P.S.C.	Qatari Public Shareholding Company.
REITs	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.A.	Sociedad Anónima Abierta (public corporation).
S.A.B. de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.A.D.P.	Société Anonyme à Responsabilité Particulière (public limited company).
SCA	Société en Commandite par Actions (partnership limited by shares).
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.
TSFR	CME Term SOFR.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	51

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
December 31, 2025

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Assets
Investments, at cost	$285,298,265	$250,234,287	$73,169,196	$40,474,559
Investments, at value	$372,419,567	$301,275,619	$91,494,368	$75,835,578
Cash equivalents (Note 2)	7,026,598	7,029,743	4,573,362	176,380
Receivable for Fund shares sold	121,721	141,130	—	480
Dividends and interest receivable	321,761	56,785	69,682	17,779
Foreign tax reclaims receivable	—	—	—	14,521
Other assets	33,519	32,473	24,469	18,084
Total assets	379,923,166	308,535,750	96,161,881	76,062,822

Liabilities
Payable for Fund shares redeemed	720,600	72,820	343,014	1,189,353
Payable for investment securities purchased	447,699	—	61,479	—
Payable to Adviser (Note 6)	263,500	173,084	63,611	30,077
Accrued shareholder servicing fees (Note 6)	26,650	61,020	12,206	15,665
Payable to third party administrator (Note 6)	13,698	11,863	5,932	5,466
Accrued chief compliance officer fees (Note 6)	833	833	833	833
Other accrued expenses	33,465	27,544	21,788	20,971
Total liabilities	1,506,445	347,164	508,863	1,262,365
Net Assets	$378,416,721	$308,188,586	$95,653,018	$74,800,457

Contingencies and Commitments (Note 11)	—	—	—	—

Net Assets Consists of
Paid-in capital	$294,940,661	$288,560,264	$74,949,376	$36,242,010
Accumulated earnings (accumulated deficit)	83,476,060	19,628,322	20,703,642	38,558,447
Net Assets	$378,416,721	$308,188,586	$95,653,018	$74,800,457

Net Assets
Retail	$7,048,148	$58,189,970	$622,106	$1,066,669
Institutional	$371,368,573	$249,998,616	$95,030,912	$73,733,788
Shares of Beneficial Interest Outstanding
Retail	471,834	2,583,859	50,335	65,297
Institutional	24,796,903	10,758,498	7,640,340	4,504,290
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Retail	$14.94	$22.52	$12.36	$16.34
Institutional	$14.98	$23.24	$12.44	$16.37

See Notes to Financial Statements.
52	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
December 31, 2025

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Assets
Investments, at cost	$62,007,588	$67,725,933	$12,609,581	$21,547,012
Investments, at value	$87,612,571	$87,411,911	$14,424,904	$33,653,203
Cash equivalents (Note 2)	—	—	—	759,766
Foreign currency, at value (Cost $296,471, $9,199, $810, and $1, respectively)	296,984	9,207	814	3
Receivable for Fund shares sold	49,083	205	—	—
Receivable for investment securities sold	485,502	442,068	59,111	—
Dividends and interest receivable	220,354	182,098	9,735	1,898
Foreign tax reclaims receivable	1,454	472,569	5,075	79,285
Other assets	22,294	17,570	24,948	14,194
Total assets	88,688,242	88,535,628	14,524,587	34,508,349

Liabilities
Cash due to custodian	820,694	339,323	35,251	—
Payable for Fund shares redeemed	—	—	—	2,218
Accrued deferred foreign capital gains tax on appreciated securities	583,670	—	—	—
Payable to Adviser (Note 6)	42,645	40,594	7,236	1,690
Accrued shareholder servicing fees (Note 6)	8,216	5,605	798	4,211
Payable to third party administrator (Note 6)	5,734	5,642	3,820	4,993
Accrued chief compliance officer fees (Note 6)	833	833	833	833
Accrued reclaim collection expenses	—	6,822	—	8,000
Other accrued expenses	85,964	70,951	56,816	20,378
Total liabilities	1,547,756	469,770	104,754	42,323
Net Assets	$87,140,486	$88,065,858	$14,419,833	$34,466,026

Contingencies and Commitments (Note 11)	—	—	—	—

Net Assets Consists of
Paid-in capital	$63,099,307	$133,336,246	$12,473,368	$21,796,387
Accumulated earnings (accumulated deficit)	24,041,179	(45,270,388)	1,946,465	12,669,639
Net Assets	$87,140,486	$88,065,858	$14,419,833	$34,466,026

Net Assets
Retail	$5,243,426	$7,528,614	$3,980	$30,041,841
Institutional	$81,897,060	$80,537,244	$14,415,853	$4,424,185
Shares of Beneficial Interest Outstanding
Retail	445,765	505,387	284	2,546,383
Institutional	6,937,313	5,404,622	1,029,865	380,958
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Retail	$11.76	$14.90	$14.00	$11.80
Institutional	$11.81	$14.90	$14.00	$11.61

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	53

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
December 31, 2025

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Assets
Investments, at cost	$13,395,739	$709,075,635	$63,524,833	$190,657,179	$293,331,966
Investments, at value	$13,554,271	$698,686,844	$63,333,777	$190,860,798	$292,758,653
Cash equivalents (Note 2)	—	16,439,069	1,379,032	3,340,291	15,718,383
Receivable for Fund shares sold	—	208,044	47,778	1,088,432	80,341
Receivable for investment securities sold	60,935	—	—	—	—
Due from Adviser	9,729	—	—	—	—
Dividends and interest receivable	147,330	5,466,586	911,922	1,463,279	1,945,141
Other assets	11,404	51,327	16,412	17,663	20,643
Total assets	13,783,669	720,851,870	65,688,921	196,770,463	310,523,161

Liabilities
Cash due to custodian	16,687	—	—	—	—
Payable for Fund shares redeemed	—	461,251	31	64,359	475,104
Payable to Adviser (Note 6)	—	119,391	21,979	46,504	80,238
Accrued shareholder servicing fees (Note 6)	1,142	106,348	6,789	31,702	66,982
Payable to third party administrator (Note 6)	3,719	22,520	5,255	8,459	11,648
Accrued chief compliance officer fees (Note 6)	833	833	833	833	833
Other accrued expenses	25,395	48,875	26,610	30,631	35,089
Total liabilities	47,776	759,218	61,497	182,488	669,894
Net Assets	$13,735,893	$720,092,652	$65,627,424	$196,587,975	$309,853,267

Contingencies and Commitments (Note 11)	—	—	—	—	—

Net Assets Consists of
Paid-in capital	$14,755,060	$809,597,788	$77,455,325	$229,080,963	$368,463,188
Accumulated earnings (accumulated deficit)	(1,019,167)	(89,505,136)	(11,827,901)	(32,492,988)	(58,609,921)
Net Assets	$13,735,893	$720,092,652	$65,627,424	$196,587,975	$309,853,267

Net Assets
Retail	$1,160,762	$256,718,615	$19,191,939	$10,254,691	$92,979,372
Institutional	$12,575,131	$463,374,037	$46,435,485	$186,333,284	$216,873,895
Shares of Beneficial Interest Outstanding
Retail	114,027	26,882,955	2,140,486	1,050,249	8,944,083
Institutional	1,234,598	49,088,825	5,250,634	19,080,872	20,769,857
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Retail	$10.18	$9.55	$8.97	$9.76	$10.40
Institutional	$10.19	$9.44	$8.84	$9.77	$10.44

See Notes to Financial Statements.
54	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
December 31, 2025

	Barrett Growth Fund	Barrett Opportunity Fund
Assets
Investments, at cost	$5,878,399	$2,538,221
Investments, at value	$24,920,203	$23,384,490
Cash equivalents (Note 2)	59,979	—
Dividends and interest receivable	5,494	9,005
Other assets	5,678	26,211
Total assets	24,991,354	23,419,706

Liabilities
Cash due to custodian	—	78,783
Payable for Fund shares redeemed	20	—
Payable to Adviser (Note 6)	1,578	9,416
Accrued shareholder servicing fees (Note 6)	4,304	7,188
Payable to third party administrator (Note 6)	4,014	4,098
Accrued chief compliance officer fees (Note 6)	833	833
Other accrued expenses	21,659	21,697
Total liabilities	32,408	122,015
Net Assets	$24,958,946	$23,297,691

Contingencies and Commitments (Note 11)	—	—

Net Assets Consists of
Paid-in capital	$5,806,185	$638,436
Accumulated earnings (accumulated deficit)	19,152,761	22,659,255
Net Assets	$24,958,946	$23,297,691

Net Assets	$24,958,946	$23,297,691
Shares of Beneficial Interest Outstanding	901,833	1,901,212
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$27.68	$12.25

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	55

Segall Bryant & Hamill Funds	Statements of Operations
For the Year Ended December 31, 2025

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Investment Income
Dividends	$5,921,088	$931,264	$806,152	$781,205
Interest	307,663	262,820	231,933	63,337
Foreign taxes withheld	(4,303)	—	(3,591)	(19,202)
Tax reclaims received	—	—	1,556	3,698
Total income	6,224,448	1,194,084	1,036,050	829,038

Expenses
Investment advisory fees (Note 6)	3,373,802	1,697,682	711,787	597,906
Shareholder servicing fees (Note 6)
Retail Class	17,115	82,247	1,146	1,570
Institutional Class	301,798	204,225	44,128	81,587
Administrative fees (Note 6)	148,848	99,164	45,570	46,600
Registration and filing fees	48,557	43,073	40,801	39,821
Custodian fees	20,544	13,788	15,610	12,811
Trustee fees and expenses	57,990	41,774	19,945	19,760
Transfer agent fees (Note 6)	26,855	27,198	23,864	24,362
Independent pricing service fees	1,769	1,787	1,911	1,253
Audit and tax preparation fees	18,548	14,942	14,836	16,345
Shareholder reporting expenses	31,010	22,786	6,838	12,570
Insurance expense	25,726	14,397	4,776	6,072
Chief compliance officer fees (Note 6)	10,139	10,139	10,139	10,139
Legal fees	21,622	13,110	4,503	4,889
Borrowing costs	—	190	—	1,538
Other	45,214	34,827	16,483	16,622
Total expenses before waivers/reimbursements	4,149,537	2,321,329	962,337	893,845
Expenses waived/reimbursed by Adviser	(7,749)	—	(79,097)	(120,037)
Net expenses	4,141,788	2,321,329	883,240	773,808
Net Investment Income (Loss)	2,082,660	(1,127,245)	152,810	55,230

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	42,465,321	19,747,021	3,276,951	20,198,754
Foreign currency	—	—	44	348
	42,465,321	19,747,021	3,276,995	20,199,102
Change in unrealized net appreciation/depreciation on:
Investments	(4,930,777)	(531,101)	672,051	(13,145,120)

Net realized and unrealized gains (losses)	37,534,544	19,215,920	3,949,046	7,053,982
Net Increase (Decrease) in Net Assets Resulting From Operations	$39,617,204	$18,088,675	$4,101,856	$7,109,212

See Notes to Financial Statements.
56	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Operations
For the Year Ended December 31, 2025

	Segall Bryant & Hamill Emerging Markets Fund		Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Investment Income
Dividends	$2,904,177		$4,005,066	$260,227	$380,009
Interest	6,441		10,514	2,641	20,626
Foreign taxes withheld	(319,154)		(597,445)	(31,882)	(35,322)
Tax reclaims received	—		16,933	4,428	19,294
Total income	2,591,464		3,435,068	235,414	384,607

Expenses
Investment advisory fees (Note 6)	667,700		715,774	60,673	226,303
Shareholder servicing fees (Note 6)
Retail Class	8,358		10,027	8	33,273
Institutional Class	42,265		53,628	5,660	4,111
Administrative fees (Note 6)	41,030		42,641	20,465	28,727
Registration and filing fees	39,735		40,103	46,809	40,290
Custodian fees	175,770		83,438	80,876	14,399
Trustee fees and expenses	18,064		18,679	10,004	13,069
Transfer agent fees (Note 6)	24,574		23,973	21,515	32,775
Independent pricing service fees	68,917		45,138	52,406	3,699
Audit and tax preparation fees	29,229		28,037	23,185	14,806
Shareholder reporting expenses	8,494		7,476	6,601	12,354
Insurance expense	3,937		4,270	298	1,987
Chief compliance officer fees (Note 6)	10,139		10,139	10,139	10,139
Legal fees	3,792		4,229	330	1,492
Borrowing Costs	9,591		9,802	122	—
Reclaim fees	—		19,144	—	14,529
Other	73,258		42,371	37,173	18,892
Total expenses before waivers/reimbursements	1,224,853		1,158,869	376,264	470,845
Expenses waived/reimbursed by Adviser	(441,220)		(313,606)	(306,666)	(186,512)
Net expenses	783,633		845,263	69,598	284,333
Net Investment Income (Loss)	1,807,831		2,589,805	165,816	100,274

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	4,425,091	(a)	15,111,584	671,978	2,202,048
Foreign currency	9,491		(11,784)	3,741	3,311
	4,434,582		15,099,800	675,719	2,205,359
Change in unrealized net appreciation/depreciation on:
Investments	16,399,937	(b)	13,241,984	1,782,284	942,363
Translation of assets and liabilities denoted in foreign currencies	1,653		68,458	563	10,393
	16,401,590		13,310,442	1,782,847	952,756
Net realized and unrealized gains (losses)	20,836,172		28,410,242	2,458,566	3,158,115
Net Increase (Decrease) in Net Assets Resulting From Operations	$22,644,003		$31,000,047	$2,624,382	$3,258,389

(a)	Net of foreign capital gains tax of $120,254.
(b)	Net change in deferred foreign capital gains tax of $150,834.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	57

Segall Bryant & Hamill Funds	Statements of Operations
For the Year Ended December 31, 2025

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund
Investment Income
Interest	$737,661	$33,703,598	$3,241,412

Expenses
Investment advisory fees (Note 6)	36,535	2,531,860	291,646
Shareholder servicing fees (Note 6)
Retail Class	2,277	625,540	42,153
Institutional Class	11,872	405,754	35,790
Administrative fees (Note 6)	22,532	243,042	38,155
Registration and filing fees	37,921	64,724	43,156
Custodian fees	10,308	15,521	10,784
Trustee fees and expenses	10,591	95,697	16,673
Transfer agent fees (Note 6)	23,409	29,912	25,461
Independent pricing service fees	15,513	31,023	13,384
Audit and tax preparation fees	18,793	21,301	18,829
Shareholder reporting expenses	5,750	43,884	11,093
Insurance expense	881	42,822	3,776
Chief compliance officer fees (Note 6)	10,139	10,139	10,139
Legal fees	779	38,925	3,500
Borrowing Costs	54	2,258	—
Other	10,448	46,384	15,338
Total expenses before waivers/reimbursements	217,802	4,248,786	579,877
Expenses waived/reimbursed by Adviser	(158,673)	(946,749)	(96,038)
Net expenses	59,129	3,302,037	483,839
Net Investment Income (Loss)	678,532	30,401,561	2,757,573

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	28,871	(10,920,367)	(527,477)

Change in unrealized net appreciation/depreciation on:
Investments	90,170	32,621,210	2,732,870

Net realized and unrealized gains (losses)	119,041	21,700,843	2,205,393
Net Increase (Decrease) in Net Assets Resulting From Operations	$797,573	$52,102,404	$4,962,966

See Notes to Financial Statements.
58	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Operations
For the Year Ended December 31, 2025

	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Investment Income
Dividends	$—	$—	$216,059	$438,238
Interest	7,170,646	11,882,118	5,793	2,238
Total income	7,170,646	11,882,118	221,852	440,476

Expenses
Investment advisory fees (Note 6)	649,747	1,108,549	165,476	151,509
Shareholder servicing fees (Note 6)
Retail Class	27,166	210,203	52,019	2,331
Institutional Class	174,322	219,766	—	—
Administration fees (Note 6)	75,756	116,659	24,848	24,143
Registration and filing fees	47,355	29,358	27,308	26,300
Custodian fees	13,083	13,207	9,834	9,149
Trustees’ fees and expenses (Note 6)	31,619	46,899	11,934	11,648
Transfer agent fees (Note 6)	23,782	24,973	23,871	26,937
Independent pricing servicing fees	33,431	34,430	736	409
Audit and tax preparation fees	16,916	17,011	18,800	17,298
Shareholder reporting expenses	9,534	10,046	6,456	7,464
Insurance expense	10,397	18,186	1,492	3,804
Chief compliance officer fees (Note 6)	10,139	10,139	10,139	10,139
Legal fees	9,934	17,067	1,341	1,204
Reflow fees (Note 2)	—	—	2,578	—
Borrowing costs	148	—	1,249	3,720
Other	15,813	21,112	6,876	9,046
Total expenses before waivers/reimbursements	1,149,142	1,897,605	364,957	305,101
Expenses waived/reimbursed by Adviser	(203,419)	(179,483)	(113,029)	(74,370)
Net expenses	945,723	1,718,122	251,928	230,731
Net Investment Income (Loss)	6,224,923	10,163,996	(30,076)	209,745

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	366,163	(5,010,516)	2,372,427	3,868,866
In-Kind redemptions (Note 2)	—	—	2,312,548	—
	366,163	(5,010,516)	4,684,975	3,868,866
Change in unrealized net appreciation/depreciation on:
Investments	3,076,221	5,379,737	(2,704,152)	(1,219,187)

Net realized and unrealized gains (losses)	3,442,384	369,221	1,980,823	2,649,679
Net Increase (Decrease) in Net Assets Resulting From Operations	$9,667,307	$10,533,217	$1,950,747	$2,859,424

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	59

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Growth Fund		Segall Bryant & Hamill Small Cap Core Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income (loss)	$2,082,660	$5,770,298	$(1,127,245)	$(1,009,314)	$152,810	$198,023
Net realized gains (loss)	42,465,321	54,369,422	19,747,021	24,202,248	3,276,995	5,080,614
Change in unrealized net appreciation/depreciation	(4,930,777)	8,242,182	(531,101)	14,669,606	672,051	3,799,215
Net increase (decrease) in net assets resulting from operations	39,617,204	68,381,902	18,088,675	37,862,540	4,101,856	9,077,852

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(746,840)	(553,591)	—	—	(32,428)	(36,233)
Institutional	(41,116,001)	(27,986,053)	—	—	(5,164,934)	(4,468,266)
Net increase (decrease) in net assets from distributions to shareholders	(41,862,841)	(28,539,644)	—	—	(5,197,362)	(4,504,499)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	1,224,790	1,807,231	38,465,263	5,304,513	76,352	331,963
Institutional	43,585,123	81,641,712	48,379,802	37,119,262	13,379,006	6,252,080
Shares issued in reinvestment of distributions
Retail	684,928	524,651	—	—	30,164	34,035
Institutional	35,242,882	23,547,521	—	—	3,004,893	2,327,572
Cost of shares redeemed
Retail	(5,335,340)	(1,348,731)	(16,375,249)	(11,519,531)	(232,609)	(157,851)
Institutional	(201,041,992)	(282,879,053)	(41,914,306)	(47,537,245)	(4,423,380)	(2,754,175)
Net increase (decrease) resulting from beneficial interest transactions	(125,639,609)	(176,706,669)	28,555,510	(16,633,001)	11,834,426	6,033,624
Total net increase (decrease) in net assets	(127,885,246)	(136,864,411)	46,644,185	21,229,539	10,738,920	10,606,977

Net Assets
Beginning of year	506,301,967	643,166,378	261,544,401	240,314,862	84,914,098	74,307,121
End of year	$378,416,721	$506,301,967	$308,188,586	$261,544,401	$95,653,018	$84,914,098

See Notes to Financial Statements.
60	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill All Cap Fund		Segall Bryant & Hamill Emerging Markets Fund		Segall Bryant & Hamill International Small Cap Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income (loss)	$55,230	$269,354	$1,807,831	$1,916,547	$2,589,805	$2,546,736
Net realized gains (loss)	20,199,102	22,517,746	4,434,582	3,115,517	15,099,800	12,284,950
Change in unrealized net appreciation/depreciation	(13,145,120)	(3,646,606)	16,401,590	2,083,789	13,310,442	(7,969,512)
Net increase (decrease) in net assets resulting from operations	7,109,212	19,140,494	22,644,003	7,115,853	31,000,047	6,862,174

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(332,145)	(229,214)	(136,885)	(163,090)	(366,238)	(413,606)
Institutional	(18,770,905)	(18,153,634)	(2,226,835)	(3,339,964)	(4,095,940)	(5,079,016)
From return of capital
Retail	—	—	—	(32,874)	—	—
Institutional	—	—	—	(673,225)	—	—
Net increase (decrease) in net assets from distributions to shareholders	(19,103,050)	(18,382,848)	(2,363,720)	(4,209,153)	(4,462,178)	(5,492,622)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	286,163	120,001	1,749,165	1,340,691	943,535	88,284
Institutional	1,633,881	3,267,573	5,003,451	10,399,243	2,297,355	2,317,726
Shares issued in reinvestment of distributions
Retail	316,569	216,620	135,272	195,707	354,820	401,251
Institutional	18,316,985	17,769,111	1,373,945	2,412,774	4,036,327	4,961,095
Cost of shares redeemed
Retail	(587,252)	(483,497)	(751,844)	(739,356)	(1,058,802)	(9,417,386)
Institutional	(37,510,629)	(42,704,845)	(5,727,765)	(2,927,605)	(14,172,170)	(45,259,034)
Net increase (decrease) resulting from beneficial interest transactions	(17,544,283)	(21,815,037)	1,782,224	10,681,454	(7,598,935)	(46,908,064)
Total net increase (decrease) in net assets	(29,538,121)	(21,057,391)	22,062,507	13,588,154	18,938,934	(45,538,512)

Net Assets
Beginning of year	104,338,578	125,395,969	65,077,979	51,489,825	69,126,924	114,665,436
End of year	$74,800,457	$104,338,578	$87,140,486	$65,077,979	$88,065,858	$69,126,924

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	61

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill International Equity Fund		Segall Bryant & Hamill Global All Cap Fund		Segall Bryant & Hamill Short Term Plus Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income (loss)	$165,816	$69,672	$100,274	$336,618	$678,532	$705,093
Net realized gains (loss)	675,719	72,278	2,205,359	1,656,426	28,871	(23,031)
Change in unrealized net appreciation/depreciation	1,782,847	(50,009)	952,756	3,117,564	90,170	177,784
Net increase (decrease) in net assets resulting from operations	2,624,382	91,941	3,258,389	5,110,608	797,573	859,846

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(178)	(196)	(1,652,584)	(1,667,206)	(64,532)	(93,426)
Institutional	(666,183)	(184,782)	(246,076)	(276,238)	(618,519)	(615,510)
Net increase (decrease) in net assets from distributions to shareholders	(666,361)	(184,978)	(1,898,660)	(1,943,444)	(683,051)	(708,936)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	—	—	75,201	896,853	256,548	111,834
Institutional	9,651,539	687,573	90,499	1,301,965	919,101	1,424,489
Shares issued in reinvestment of distributions
Retail	178	196	1,581,678	1,594,501	64,532	90,358
Institutional	529,202	177,593	246,018	276,184	591,807	578,179
Cost of shares redeemed
Retail	—	—	(3,299,623)	(3,076,137)	(970,413)	(1,756,892)
Institutional	(229,531)	(107,307)	(1,070,326)	(340,822)	(2,658,394)	(3,262,787)
Net increase (decrease) resulting from beneficial interest transactions	9,951,388	758,055	(2,376,553)	652,544	(1,796,819)	(2,814,819)
Total net increase (decrease) in net assets	11,909,409	665,018	(1,016,824)	3,819,708	(1,682,297)	(2,663,909)

Net Assets
Beginning of year	2,510,424	1,845,406	35,482,850	31,663,142	15,418,190	18,082,099
End of year	$14,419,833	$2,510,424	$34,466,026	$35,482,850	$13,735,893	$15,418,190

See Notes to Financial Statements.
62	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Plus Bond Fund		Segall Bryant & Hamill Quality High Yield Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income (loss)	$30,401,561	$30,389,811	$2,757,573	$2,880,987
Net realized gains (loss)	(10,920,367)	(17,255,142)	(527,477)	(934,590)
Change in unrealized net appreciation/depreciation	32,621,210	4,275,574	2,732,870	1,876,061
Net increase (decrease) in net assets resulting from operations	52,102,404	17,410,243	4,962,966	3,822,458

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(11,274,343)	(11,606,195)	(829,244)	(1,076,592)
Institutional	(19,578,035)	(19,423,436)	(1,952,644)	(1,871,718)
Net increase (decrease) in net assets from distributions to shareholders	(30,852,378)	(31,029,631)	(2,781,888)	(2,948,310)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	37,397,876	60,079,012	1,747,396	1,023,764
Institutional	101,169,917	143,826,498	9,968,543	8,051,751
Shares issued in reinvestment of distributions
Retail	11,154,805	11,481,221	788,597	1,033,923
Institutional	19,478,016	19,319,703	1,897,503	1,791,396
Cost of shares redeemed
Retail	(78,109,008)	(80,611,220)	(5,916,130)	(8,059,208)
Institutional	(136,602,464)	(122,005,928)	(10,753,596)	(8,863,171)
Net increase (decrease) resulting from beneficial interest transactions	(45,510,858)	32,089,286	(2,267,687)	(5,021,545)
Total net increase (decrease) in net assets	(24,260,832)	18,469,898	(86,609)	(4,147,397)

Net Assets
Beginning of year	744,353,484	725,883,586	65,714,033	69,861,430
End of year	$720,092,652	$744,353,484	$65,627,424	$65,714,033

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	63

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Municipal Opportunities Fund		Segall Bryant & Hamill Colorado Tax Free Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income (loss)	$6,224,923	$6,329,615	$10,163,996	$10,465,762
Net realized gains (loss)	366,163	(224,135)	(5,010,516)	(3,593,107)
Change in unrealized net appreciation/depreciation	3,076,221	(584,066)	5,379,737	1,280,328
Net increase (decrease) in net assets resulting from operations	9,667,307	5,521,414	10,533,217	8,152,983

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(380,269)	(455,080)	(3,309,662)	(3,725,782)
Institutional	(6,188,622)	(6,193,921)	(7,800,114)	(8,060,846)
Net increase (decrease) in net assets from distributions to shareholders	(6,568,891)	(6,649,001)	(11,109,776)	(11,786,628)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	1,566,457	3,699,315	14,571,086	15,792,638
Institutional	68,590,433	50,983,102	73,295,424	57,121,055
Shares issued in reinvestment of distributions
Retail	309,039	370,491	3,199,096	3,630,796
Institutional	6,133,637	6,138,072	7,327,790	7,577,087
Cost of shares redeemed
Retail	(4,039,499)	(5,627,452)	(29,267,063)	(29,614,730)
Institutional	(62,840,249)	(43,813,784)	(84,179,181)	(79,975,816)
Net increase (decrease) resulting from beneficial interest transactions	9,719,818	11,749,744	(15,052,848)	(25,468,970)
Total net increase (decrease) in net assets	12,818,234	10,622,157	(15,629,407)	(29,102,615)

Net Assets
Beginning of year	183,769,741	173,147,584	325,482,674	354,585,289
End of year	$196,587,975	$183,769,741	$309,853,267	$325,482,674

See Notes to Financial Statements.
64	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Barrett Growth Fund		Barrett Opportunity Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income (loss)	$(30,076)	$(24,948)	$209,745	$288,684
Net realized gains (losses) on:
Investments	2,372,427	3,839,289	3,868,866	15,035,814
Net realized gains from in-kind redemptions (Note 2)	2,312,548	595,105	—	422,503
Change in unrealized net appreciation/depreciation	(2,704,152)	2,600,288	(1,219,187)	(8,922,108)
Net increase (decrease) in net assets resulting from operations	1,950,747	7,009,734	2,859,424	6,824,893

Distributions to Shareholders (Note 5)
From distributable earnings	(2,730,463)	(2,815,239)	(7,647,573)	(11,943,211)

Beneficial Interest Transactions (Note 4)
Shares sold	2,611,891	3,204,087	56,348	1,874,305
Shares issued in reinvestment of distributions	2,710,048	2,796,573	7,040,974	8,002,166
Cost of shares redeemed	(8,194,562)	(7,337,062)	(3,629,171)	(16,608,451)
Net increase (decrease) resulting from beneficial interest transactions	(2,872,623)	(1,336,402)	3,468,151	(6,731,980)
Total net increase (decrease) in net assets	(3,652,339)	2,858,093	(1,319,998)	(11,850,298)

Net Assets
Beginning of year	28,611,285	25,753,192	24,617,689	36,467,987
End of year	$24,958,946	$28,611,285	$23,297,691	$24,617,689

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	65

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$14.85	$13.81	$12.50	$14.83	$13.34
Income (loss) from investment operations:
Net investment income(a)	0.05	0.11	0.18	0.04	0.02
Net realized and unrealized gains (losses) on investments	1.76	1.77	1.30	(2.23)	2.15
Total from investment operations	1.81	1.88	1.48	(2.19)	2.17

Less dividends and distributions:
Distributions from net investment income	(0.06)	(0.15)	(0.17)	(0.01)	(0.01)
Distributions from net realized gains	(1.66)	(0.69)	—	(0.13)	(0.67)
Total distributions	(1.72)	(0.84)	(0.17)	(0.14)	(0.68)
Net asset value, end of year	$14.94	$14.85	$13.81	$12.50	$14.83

Total Return	12.05%	13.33%	11.84%	(14.76)%	16.47%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$7,048	$10,286	$8,649	$8,292	$9,414

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14%	1.14%	1.09%	1.06%	1.04%
Without fee waivers/reimbursements	1.23%	1.16%	1.09%	1.06%	1.04%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.34%	0.78%	1.35%	0.34%	0.13%
Without fee waivers/reimbursements	0.25%	0.77%	1.35%	0.34%	0.13%
Portfolio turnover rate	39%	33%	35%	26%	32%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
66	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$14.89	$13.83	$12.52	$14.85	$13.35
Income (loss) from investment operations:
Net investment income(a)	0.07	0.15	0.19	0.06	0.03
Net realized and unrealized gains (losses) on investments	1.76	1.77	1.31	(2.23)	2.16
Total from investment operations	1.83	1.92	1.50	(2.17)	2.19

Less dividends and distributions:
Dividends from net investment income	(0.08)	(0.17)	(0.19)	(0.03)	(0.02)
Distributions from net realized gains	(1.66)	(0.69)	—	(0.13)	(0.67)
Total distributions	(1.74)	(0.86)	(0.19)	(0.16)	(0.69)
Net asset value, end of year	$14.98	$14.89	$13.83	$12.52	$14.85

Total Return	12.18%	13.57%	11.95%	(14.65)%	16.62%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$371,369	$496,015	$634,518	$580,777	$601,405

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.98%	0.96%	0.96%	0.96%	0.97%
Without fee waivers/reimbursements	0.98%	0.96%	0.96%	0.96%	0.97%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.50%	1.05%	1.46%	0.46%	0.22%
Without fee waivers/reimbursements	0.50%	1.05%	1.46%	0.46%	0.22%
Portfolio turnover rate	39%	33%	35%	26%	32%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	67

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$21.12	$18.27	$15.47	$22.95	$20.56
Income (loss) from investment operations:
Net investment (loss)(a)	(0.12)	(0.11)	(0.07)	(0.11)	(0.17)
Net realized and unrealized gains (losses) on investments	1.52	2.96	2.87	(7.37)	2.56
Total from investment operations	1.40	2.85	2.80	(7.48)	2.39
Net asset value, end of year	$22.52	$21.12	$18.27	$15.47	$22.95

Total Return	6.63%	15.60%	18.10%	(32.59)%	11.62%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$58,190	$33,900	$35,209	$42,199	$53,652

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.04%	1.03%	1.04%	1.05%	1.03%
Without fee waivers/reimbursements	1.04%	1.03%	1.04%	1.05%	1.03%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.58)%	(0.54)%	(0.41)%	(0.66)%	(0.74)%
Without fee waivers/reimbursements	(0.58)%	(0.54)%	(0.41)%	(0.66)%	(0.74)%
Portfolio turnover rate	51%	46%	36%	59%	35%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
68	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$21.75	$18.79	$15.88	$23.52	$21.04
Income (loss) from investment operations:
Net investment (loss)(a)	(0.09)	(0.08)	(0.04)	(0.09)	(0.13)
Net realized and unrealized gains (losses) on investments	1.58	3.04	2.95	(7.55)	2.61
Total from investment operations	1.49	2.96	2.91	(7.64)	2.48
Net asset value, end of year	$23.24	$21.75	$18.79	$15.88	$23.52

Total Return	6.85%	15.75%	18.32%	(32.48)%	11.79%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$249,999	$227,644	$205,106	$142,024	$188,703

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.87%	0.86%	0.87%	0.88%	0.87%
Without fee waivers/reimbursements	0.87%	0.86%	0.87%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.41)%	(0.37)%	(0.23)%	(0.49)%	(0.59)%
Without fee waivers/reimbursements	(0.41)%	(0.37)%	(0.23)%	(0.49)%	(0.59)%
Portfolio turnover rate	51%	46%	36%	59%	35%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	69

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$12.54		$11.79		$10.76	$12.65	$12.26
Income (loss) from investment operations:
Net investment income (loss)(a)	0.01		0.03		0.04	(0.02)	(0.07)
Net realized and unrealized gains (losses) on investments	0.49		1.41		1.41	(1.65)	2.82
Total from investment operations	0.50		1.44		1.45	(1.67)	2.75

Less dividends and distributions:
Dividends from net investment income	(0.01)		(0.03)		(0.03)	—	—
Distributions from net realized gains	(0.67)		(0.66)		(0.39)	(0.22)	(2.36)
Total distributions	(0.68)		(0.69)		(0.42)	(0.22)	(2.36)
Net asset value, end of year	$12.36		$12.54		$11.79	$10.76	$12.65

Total Return	3.85%		11.88%		13.67%	(13.26)%	23.26%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$622		$758		$520	$728	$1,663

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.12	%(b)	1.02	%(b)	1.14%	1.14%	1.14%
Without fee waivers/reimbursements	2.78%		2.25%		1.32%	1.36%	1.35%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.04%		0.22%		0.36%	(0.19)%	(0.25)%
Without fee waivers/reimbursements	(1.62)%		(1.01)%		0.18%	(0.40)%	(0.46)%
Portfolio turnover rate	40%		40%		41%	44%	36%

(a)	Calculated using the average shares method.
(b)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
70	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$12.62	$11.86	$10.81	$12.70	$12.28
Income (loss) from investment operations:
Net investment income (loss)(a)	0.02	0.03	0.05	0.01	(0.02)
Net realized and unrealized gains (losses) on investments	0.49	1.42	1.44	(1.67)	2.80
Total from investment operations	0.51	1.45	1.49	(1.66)	2.78

Less dividends and distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.05)	(0.01)	—
Distributions from net realized gains	(0.67)	(0.66)	(0.39)	(0.22)	(2.36)
Total distributions	(0.69)	(0.69)	(0.44)	(0.23)	(2.36)
Net asset value, end of year	$12.44	$12.62	$11.86	$10.81	$12.70

Total Return	3.96%	11.91%	13.94%	(13.12)%	23.48%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$95,031	$84,156	$73,787	$51,733	$50,460

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99%	0.99%	0.99%	0.99%	0.99%
Without fee waivers/reimbursements	1.07%	1.08%	1.16%	1.13%	1.10%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.17%	0.24%	0.49%	0.12%	(0.13)%
Without fee waivers/reimbursements	0.10%	0.15%	0.32%	(0.02)%	(0.24)%
Portfolio turnover rate	40%	40%	41%	44%	36%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	71

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$19.50		$19.87		$18.22	$24.51	$21.15
Income (loss) from investment operations:
Net investment income (loss)(a)	0.00	(b)	0.04		0.09	0.07	(0.01)
Net realized and unrealized gains (losses) on investments	1.66		3.49		2.50	(4.77)	6.16
Total from investment operations	1.66		3.53		2.59	(4.70)	6.15

Less dividends and distributions:
Dividends from net investment income	(0.01)		(0.05)		(0.10)	(0.07)	—
Distributions from net realized gains	(4.81)		(3.85)		(0.84)	(1.52)	(2.79)
Total distributions	(4.82)		(3.90)		(0.94)	(1.59)	(2.79)
Net asset value, end of year	$16.34		$19.50		$19.87	$18.22	$24.51

Total Return	8.32%		16.85%		14.38%	(19.23)%	29.57%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$1,067		$1,275		$1,442	$796	$974

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.89	%(c)	0.89	%(c)	0.92%	0.86%	0.83%
Without fee waivers/reimbursements	1.94%		1.41%		0.92%	0.86%	0.83%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.02%		0.21%		0.46%	0.35%	(0.06)%
Without fee waivers/reimbursements	(1.03)%		(0.31)%		0.46%	0.35%	(0.06)%
Portfolio turnover rate	34%		27%		21%	32%	30%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
72	| www.cisbh.com/funds

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$19.53	$19.89	$18.23	$24.52	$21.16
Income (loss) from investment operations:
Net investment income (loss)(a)	0.01	0.05	0.10	0.07	(0.02)
Net realized and unrealized gains (losses) on investments	1.65	3.49	2.51	(4.77)	6.17
Total from investment operations	1.66	3.54	2.61	(4.70)	6.15

Less dividends and distributions:
Dividends from net investment income	(0.01)	(0.05)	(0.11)	(0.07)	—
Distributions from net realized gains	(4.81)	(3.85)	(0.84)	(1.52)	(2.79)
Total distributions	(4.82)	(3.90)	(0.95)	(1.59)	(2.79)
Net asset value, end of year	$16.37	$19.53	$19.89	$18.23	$24.52

Total Return	8.29%	16.89%	14.48%	(19.21)%	29.55%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$73,734	$103,063	$123,954	$130,033	$186,459

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.84%	0.84%	0.84%	0.84%	0.84%
Without fee waivers/reimbursements	0.96%	0.92%	0.91%	0.89%	0.87%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.06%	0.23%	0.53%	0.35%	(0.07)%
Without fee waivers/reimbursements	(0.06)%	0.15%	0.45%	0.31%	(0.10)%
Portfolio turnover rate	34%	27%	21%	32%	30%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	73

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$8.95		$8.38	$7.35	$9.12	$9.13
Income (loss) from investment operations:
Net investment income(a)	0.23		0.27	0.25	0.30	0.26
Net realized and unrealized gains (losses) on investments	2.89		0.89	1.24	(1.77)	0.21
Total from investment operations	3.12		1.16	1.49	(1.47)	0.47

Less dividends and distributions:
Dividends from net investment income	(0.31)		(0.49)	(0.46)	(0.30)	(0.30)
Distributions from net realized gains	—		—	—	—	(0.18)
Return of capital	—		(0.10)	—	—	—
Total distributions	(0.31)		(0.59)	(0.46)	(0.30)	(0.48)
Net asset value, end of year	$11.76		$8.95	$8.38	$7.35	$9.12

Total Return	34.90%		13.77%	20.35%	(16.17)%	5.22%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$5,243		$3,131	$2,200	$1,952	$3,224

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.20	%(b)	1.38%	1.38%	1.38%	1.38%
Without fee waivers/reimbursements	2.07%		2.17%	2.10%	2.05%	1.86%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.24%		2.83%	3.23%	3.67%	2.65%
Without fee waivers/reimbursements	1.37%		2.05%	2.51%	3.00%	2.17%
Portfolio turnover rate	88%		88%	85%	88%	91%

(a)	Calculated using the average shares method.
(b)	Contractual expense limitation agreement changed from 1.38% to 1.14% effective May 1, 2025 (Note 6).

See Notes to Financial Statements.
74	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$8.98		$8.41	$7.37	$9.15	$9.15
Income (loss) from investment operations:
Net investment income(a)	0.25		0.29	0.27	0.32	0.28
Net realized and unrealized gains (losses) on investments	2.91		0.88	1.24	(1.79)	0.21
Total from investment operations	3.16		1.17	1.51	(1.47)	0.49

Less dividends and distributions:
Dividends from net investment income	(0.33)		(0.49)	(0.47)	(0.31)	(0.31)
Distributions from net realized gains	—		—	—	—	(0.18)
Return of capital	—		(0.11)	—	—	—
Total distributions	(0.33)		(0.60)	(0.47)	(0.31)	(0.49)
Net asset value, end of year	$11.81		$8.98	$8.41	$7.37	$9.15

Total Return	35.15%		13.88%	20.60%	(16.08)%	5.49%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$81,897		$61,947	$49,290	$38,646	$54,660

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.05	%(b)	1.23%	1.23%	1.23%	1.23%
Without fee waivers/reimbursements	1.64%		1.77%	1.95%	1.90%	1.69%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.45%		3.09%	3.45%	3.98%	2.83%
Without fee waivers/reimbursements	1.85%		2.55%	2.73%	3.31%	2.37%
Portfolio turnover rate	88%		88%	85%	88%	91%

(a)	Calculated using the average shares method.
(b)	Contractual expense limitation agreement changed from 1.23% to 0.99% effective May 1, 2025 (Note 6).

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	75

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$10.63		$10.69		$9.58		$11.59	$10.83
Income (loss) from investment operations:
Net investment income(a)	0.41		0.36		0.36		0.44	0.29
Net realized and unrealized gains (losses) on investments	4.61		0.46		1.25		(2.00)	1.09
Total from investment operations	5.02		0.82		1.61		(1.56)	1.38

Less dividends and distributions:
Dividends from net investment income	(0.75)		(0.88)		(0.50)		(0.45)	(0.62)
Net asset value, end of year	$14.90		$10.63		$10.69		$9.58	$11.59

Total Return	47.43%		7.65%		17.09%		(13.31)%	12.97%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$7,529		$5,252		$13,682		$9,757	$47,301

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.16	%(b)(c)	1.14	%(b)(c)	1.25	%(b)	1.18%	1.18%
Without fee waivers/reimbursements	1.71%		1.54%		1.50%		1.41%	1.36%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	3.12%		3.21%		3.65%		4.16%	2.37%
Without fee waivers/reimbursements	2.59%		2.81%		3.40%		3.93%	2.19%
Portfolio turnover rate	105%		102%		106%		105%	112%

(a)	Calculated using the average shares method.
(b)	Includes 0.02%, 0.03%, and 0.07% of tax reclaim fees, which are excluded from the expense limitation agreement, for the years ended December 31, 2025, December 31, 2024, and December 31, 2023, respectively.
(c)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
76	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$10.64		$10.70		$9.59		$11.61	$10.85
Income (loss) from investment operations:
Net investment income(a)	0.42		0.35		0.36		0.46	0.31
Net realized and unrealized gains (losses) on investments	4.61		0.49		1.26		(2.02)	1.10
Total from investment operations	5.03		0.84		1.62		(1.56)	1.41

Less dividends and distributions:
Dividends from net investment income	(0.77)		(0.90)		(0.51)		(0.46)	(0.65)
Net asset value, end of year	$14.90		$10.64		$10.70		$9.59	$11.61

Total Return	47.48%		7.77%		17.24%		(13.19)%	13.19%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$80,537		$63,875		$100,984		$86,473	$108,745

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.05	%(b)	1.06	%(b)	1.10	%(b)	1.03%	1.03%
Without fee waivers/reimbursements	1.46%		1.50%		1.36%		1.24%	1.13%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.27%		3.07%		3.65%		4.52%	2.54%
Without fee waivers/reimbursements	2.88%		2.67%		3.38%		4.31%	2.44%
Portfolio turnover rate	105%		102%		106%		105%	112%

(a)	Calculated using the average shares method.
(b)	Includes 0.02%, 0.03%, and 0.07% of tax reclaim fees, which are excluded from the expense limitation agreement, for the years ended December 31, 2025, December 31, 2024, and December 31, 2023, respectively.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	77

Segall Bryant & Hamill International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Year Ended December 31, 2025		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$10.19		$10.47	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.34		0.28	0.01
Net realized and unrealized gains (losses) on investments	4.12		0.20	0.46
Total from investment operations	4.46		0.48	0.47

Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.40)	—
Distributions from net realized gains	(0.45)		(0.36)	—
Total distributions	(0.65)		(0.76)	—
Net asset value, end of period	$14.00		$10.19	$10.47

Total Return	43.93%		4.49%	4.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4		$3	$3

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.04	%(d)	1.14%	1.14	%(e)
Without fee waivers/reimbursements	102.04%		409.75%	25.58	%(e)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.76%		2.60%	1.42	%(e)
Without fee waivers/reimbursements	(98.25)%		(406.01)%	(23.02	)%(e)
Portfolio turnover rate	107%		111%	0	%(c)

(a)	Fund commenced operations December 8, 2023.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Contractual expense limitation agreement changed from 1.14% to 0.99% effective May 1, 2025 (Note 6).
(e)	Annualized.

See Notes to Financial Statements.
78	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Year Ended December 31, 2025		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$10.18		$10.47	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.27		0.31	0.02
Net realized and unrealized gains (losses) on investments	4.22		0.19	0.45
Total from investment operations	4.49		0.50	0.47

Less dividends and distributions:
Dividends from net investment income	(0.22)		(0.43)	—
Distributions from net realized gains	(0.45)		(0.36)	—
Total distributions	(0.67)		(0.79)	—
Net asset value, end of period	$14.00		$10.18	$10.47

Total Return	44.29%		4.58%	4.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$14,416		$2,508	$1,843

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.86	%(d)	0.99%	0.99	%(e)
Without fee waivers/reimbursements	4.68%		14.08%	46.95	%(e)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.04%		2.81%	2.48	%(e)
Without fee waivers/reimbursements	(1.78)%		(10.28)%	(43.48	)%(e)
Portfolio turnover rate	107%		111%	0	%(c)

(a)	Fund commenced operations December 8, 2023.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Contractual expense limitation agreement changed from 0.99% to 0.84% effective May 1, 2025 (Note 6).
(e)	Annualized.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	79

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$11.36		$10.30		$8.77	$11.02	$9.32
Income (loss) from investment operations:
Net investment income(a)	0.03		0.11		0.06	0.02	0.02
Net realized and unrealized gains (losses) on investments	1.08		1.60		1.83	(2.07)	2.36
Total from investment operations	1.11		1.71		1.89	(2.05)	2.38

Less dividends and distributions:
Dividends from net investment income	(0.03)		(0.11)		(0.07)	(0.03)	(0.04)
Distributions from net realized gains	(0.64)		(0.54)		(0.29)	(0.17)	(0.64)
Total distributions	(0.67)		(0.65)		(0.36)	(0.20)	(0.68)
Net asset value, end of year	$11.80		$11.36		$10.30	$8.77	$11.02

Total Return	9.81%		16.28%		21.62%	(18.68)%	25.83%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$30,042		$30,504		$28,273	$25,422	$33,821

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.82	%(b)(c)	0.82	%(c)	0.89%	0.89%	0.89%
Without fee waivers/reimbursements	1.37%		1.29%		1.36%	1.29%	1.18%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.28%		0.95%		0.68%	0.25%	0.16%
Without fee waivers/reimbursements	(0.23)%		0.48%		0.21%	(0.14)%	(0.13)%
Portfolio turnover rate	22%		25%		24%	31%	24%

(a)	Calculated using the average shares method.
(b)	Includes 0.04% of tax reclaim fees which are excluded from the expense limitation agreement, for the year ended December 31, 2025.
(c)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
80	| www.cisbh.com/funds

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$11.19		$10.15	$8.64	$10.86	$9.20
Income (loss) from investment operations:
Net investment income(a)	0.03		0.12	0.08	0.03	0.03
Net realized and unrealized gains (losses) on investments	1.07		1.57	1.80	(2.04)	2.33
Total from investment operations	1.10		1.69	1.88	(2.01)	2.36

Less dividends and distributions:
Dividends from net investment income	(0.04)		(0.11)	(0.08)	(0.04)	(0.06)
Distributions from net realized gains	(0.64)		(0.54)	(0.29)	(0.17)	(0.64)
Total distributions	(0.68)		(0.65)	(0.37)	(0.21)	(0.70)
Net asset value, end of year	$11.61		$11.19	$10.15	$8.64	$10.86

Total Return	9.79%		16.36%	21.87%	(18.55)%	25.94%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$4,424		$4,979	$3,390	$1,692	$4,875

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.78	%(b)	0.74%	0.74%	0.74%	0.74%
Without fee waivers/reimbursements	1.57%		1.42%	1.35%	1.27%	1.17%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.33%		1.10%	0.81%	0.33%	0.29%
Without fee waivers/reimbursements	(0.42)%		0.42%	0.21%	(0.20)%	(0.14)%
Portfolio turnover rate	22%		25%	24%	31%	24%

(a)	Calculated using the average shares method.
(b)	Includes 0.04% of tax reclaim fees which are excluded from the expense limitation agreement, for the year ended December 31, 2025.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	81

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$10.10		$10.01		$9.76	$10.05	$10.15
Income (loss) from investment operations:
Net investment income(a)	0.47		0.41		0.23	0.07	0.05
Net realized and unrealized gains (losses) on investments	0.08		0.10		0.26	(0.28)	(0.08)
Total from investment operations	0.55		0.51		0.49	(0.21)	(0.03)

Less dividends and distributions:
Dividends from net investment income	(0.47)		(0.42)		(0.24)	(0.08)	(0.06)
Distributions from net realized gains	—		—		—	—	(0.01)
Total distributions	(0.47)		(0.42)		(0.24)	(0.08)	(0.07)
Net asset value, end of year	$10.18		$10.10		$10.01	$9.76	$10.05

Total Return	5.57%		5.19%		5.09%	(2.07)%	(0.23)%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$1,161		$1,797		$3,331	$3,828	$11,896

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.45	%(b)	0.47	%(b)	0.49%	0.49%	0.49%
Without fee waivers/reimbursements	2.16%		1.58%		1.25%	0.86%	0.80%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.62%		4.05%		2.36%	0.69%	0.45%
Without fee waivers/reimbursements	2.91%		2.94%		1.65%	0.31%	0.14%
Portfolio turnover rate	41%		58%		45%	22%	46%

(a)	Calculated using the average shares method.
(b)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
82	| www.cisbh.com/funds

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$10.11	$10.03	$9.78	$10.07	$10.16
Income (loss) from investment operations:
Net investment income(a)	0.47	0.42	0.24	0.08	0.06
Net realized and unrealized gains (losses) on investments	0.09	0.09	0.26	(0.28)	(0.07)
Total from investment operations	0.56	0.51	0.50	(0.20)	(0.01)

Less dividends and distributions:
Dividends from net investment income	(0.48)	(0.43)	(0.25)	(0.09)	(0.07)
Distributions from net realized gains		—	—	—	(0.01)
Total distributions	(0.48)	(0.43)	(0.25)	(0.09)	(0.08)
Net asset value, end of year	$10.19	$10.11	$10.03	$9.78	$10.07

Total Return	5.65%	5.17%	5.17%	(1.98)%	(0.05)%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$12,575	$13,621	$14,751	$24,777	$40,054

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	1.42%	1.27%	1.13%	0.74%	0.68%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.66%	4.19%	2.38%	0.81%	0.55%
Without fee waivers/reimbursements	3.64%	3.32%	1.65%	0.48%	0.27%
Portfolio turnover rate	41%	58%	45%	22%	46%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	83

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$9.27	$9.46	$9.14	$10.85	$11.25
Income (loss) from investment operations:
Net investment income(a)	0.39	0.37	0.34	0.26	0.23
Net realized and unrealized gains (losses) on investments	0.28	(0.19)	0.33	(1.67)	(0.30)
Total from investment operations	0.67	0.18	0.67	(1.41)	(0.07)

Less dividends and distributions:
Dividends from net investment income	(0.39)	(0.37)	(0.35)	(0.30)	(0.26)
Distributions from net realized gains	—	—	—	—	(0.07)
Total distributions	(0.39)	(0.37)	(0.35)	(0.30)	(0.33)
Net asset value, end of year	$9.55	$9.27	$9.46	$9.14	$10.85

Total Return	7.38%	1.99%	7.47%	(13.13)%	(0.58)%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$256,719	$278,142	$292,517	$311,042	$466,063

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.55%	0.55%	0.55%	0.55%	0.55%
Without fee waivers/reimbursements	0.68%	0.66%	0.66%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.12%	3.94%	3.69%	2.77%	2.10%
Without fee waivers/reimbursements	4.00%	3.83%	3.58%	2.65%	1.98%
Portfolio turnover rate	38%	36%	39%	26%	54%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
84	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$9.17	$9.36	$9.05	$10.74	$11.14
Income (loss) from investment operations:
Net investment income(a)	0.40	0.38	0.35	0.28	0.25
Net realized and unrealized gains (losses) on investments	0.28	(0.18)	0.32	(1.66)	(0.30)
Total from investment operations	0.68	0.20	0.67	(1.38)	(0.05)

Less dividends and distributions:
Dividends from net investment income	(0.41)	(0.39)	(0.36)	(0.31)	(0.28)
Distributions from net realized gains	—	—	—	—	(0.07)
Total distributions	(0.41)	(0.39)	(0.36)	(0.31)	(0.35)
Net asset value, end of year	$9.44	$9.17	$9.36	$9.05	$10.74

Total Return	7.51%	2.17%	7.59%	(12.95)%	(0.44)%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$463,374	$466,211	$433,367	$369,601	$589,074

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	0.54%	0.53%	0.53%	0.52%	0.51%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.27%	4.09%	3.85%	2.91%	2.24%
Without fee waivers/reimbursements	4.14%	3.96%	3.73%	2.79%	2.13%
Portfolio turnover rate	38%	36%	39%	26%	54%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	85

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$8.66	$8.56	$7.98	$9.21	$9.24
Income (loss) from investment operations:
Net investment income(a)	0.37	0.37	0.35	0.31	0.30
Net realized and unrealized gains (losses) on investments	0.31	0.09	0.59	(1.20)	(0.01)
Total from investment operations	0.68	0.46	0.94	(0.89)	0.29

Less dividends and distributions:
Dividends from net investment income	(0.37)	(0.36)	(0.36)	(0.34)	(0.32)
Net asset value, end of year	$8.97	$8.66	$8.56	$7.98	$9.21

Total Return	7.97%	5.53%	12.16%	(9.75)%	3.14%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$19,192	$21,881	$27,513	$27,855	$39,879

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.85%	0.85%	0.85%	0.85%	0.85%
Without fee waivers/reimbursements	1.01%	0.97%	0.94%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.16%	4.15%	4.34%	3.82%	3.30%
Without fee waivers/reimbursements	3.99%	4.03%	4.25%	3.77%	3.27%
Portfolio turnover rate	37%	13%	9%	9%	25%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
86	| www.cisbh.com/funds

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$8.55	$8.45	$7.89	$9.10	$9.13
Income (loss) from investment operations:
Net investment income(a)	0.37	0.37	0.36	0.33	0.32
Net realized and unrealized gains (losses) on investments	0.30	0.11	0.58	(1.19)	(0.02)
Total from investment operations	0.67	0.48	0.94	(0.86)	0.30

Less dividends and distributions:
Dividends from net investment income	(0.38)	(0.38)	(0.38)	(0.35)	(0.33)
Net asset value, end of year	$8.84	$8.55	$8.45	$7.89	$9.10

Total Return	7.99%	5.76%	12.21%	(9.51)%	3.33%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$46,435	$43,833	$42,349	$37,923	$62,127

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.70%	0.70%	0.70%	0.70%	0.70%
Without fee waivers/reimbursements	0.85%	0.83%	0.85%	0.79%	0.76%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.31%	4.29%	4.48%	3.95%	3.43%
Without fee waivers/reimbursements	4.17%	4.16%	4.34%	3.86%	3.37%
Portfolio turnover rate	37%	13%	9%	9%	25%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	87

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$9.61	$9.66		$9.50	$11.02	$11.01
Income (loss) from investment operations:
Net investment income(a)	0.31	0.34		0.31	0.21	0.18
Net realized and unrealized gains (losses) on investments	0.17	(0.05)		0.18	(1.44)	0.12
Total from investment operations	0.48	0.29		0.49	(1.23)	0.30

Less dividends and distributions:
Dividends from net investment income	(0.33)	(0.34)		(0.33)	(0.29)	(0.27)
Distributions from net realized gains	—	—		—	—	(0.02)
Total distributions	(0.33)	(0.34)		(0.33)	(0.29)	(0.29)
Net asset value, end of year	$9.76	$9.61		$9.66	$9.50	$11.02

Total Return	5.07%	3.05%		5.34%	(11.25)%	2.72%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$10,255	$12,246		$13,886	$35,120	$42,056

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65%	0.60	%(b)	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.84%	0.75%		0.76%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.22%	3.39%		3.24%	2.16%	1.64%
Without fee waivers/reimbursements	3.03%	3.24%		3.13%	2.08%	1.55%
Portfolio turnover rate	77%	95%		73%	173%	37%

(a)	Calculated using the average shares method.
(b)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
88	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$9.61	$9.67	$9.51	$11.03	$11.02
Income (loss) from investment operations:
Net investment income(a)	0.32	0.35	0.32	0.23	0.19
Net realized and unrealized gains (losses) on investments	0.18	(0.06)	0.19	(1.45)	0.12
Total from investment operations	0.50	0.29	0.51	(1.22)	0.31

Less dividends and distributions:
Dividends from net investment income	(0.34)	(0.35)	(0.35)	(0.30)	(0.28)
Distributions from net realized gains	—	—	—	—	(0.02)
Total distributions	(0.34)	(0.35)	(0.35)	(0.30)	(0.30)
Net asset value, end of year	$9.77	$9.61	$9.67	$9.51	$11.03

Total Return	5.32%	3.09%	5.50%	(11.11)%	2.87%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$186,333	$171,523	$159,261	$176,685	$233,490

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.61%	0.60%	0.60%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.37%	3.48%	3.40%	2.31%	1.74%
Without fee waivers/reimbursements	3.27%	3.38%	3.30%	2.24%	1.67%
Portfolio turnover rate	77%	95%	73%	173%	37%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	89

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$10.42		$10.53		$10.35	$11.91	$11.95
Income (loss) from investment operations:
Net investment income(a)	0.32		0.32		0.28	0.21	0.17
Net realized and unrealized gains (losses) on investments	0.01		(0.07)		0.23	(1.47)	0.05
Total from investment operations	0.33		0.25		0.51	(1.26)	0.22

Less dividends and distributions:
Dividends from net investment income	(0.35)		(0.36)		(0.33)	(0.30)	(0.26)
Net asset value, end of year	$10.40		$10.42		$10.53	$10.35	$11.91

Total Return	3.29%		2.39%		5.02%	(10.64)%	1.87%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$92,979		$104,794		$116,155	$143,558	$216,617

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.64	%(b)	0.63	%(b)	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.69%		0.66%		0.66%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.13%		3.01%		2.69%	1.96%	1.44%
Without fee waivers/reimbursements	3.08%		2.99%		2.68%	1.94%	1.41%
Portfolio turnover rate	80%		45%		48%	64%	15%

(a)	Calculated using the average shares method.
(b)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
90	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$10.46	$10.57	$10.39	$11.96	$12.00
Income (loss) from investment operations:
Net investment income(a)	0.34	0.33	0.29	0.23	0.19
Net realized and unrealized gains (losses) on investments	0.01	(0.07)	0.23	(1.48)	0.05
Total from investment operations	0.35	0.26	0.52	(1.25)	0.24

Less dividends and distributions:
Dividends from net investment income	(0.37)	(0.37)	(0.34)	(0.32)	(0.28)
Net asset value, end of year	$10.44	$10.46	$10.57	$10.39	$11.96

Total Return	3.42%	2.53%	5.16%	(10.55)%	2.01%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$216,874	$220,688	$238,430	$251,981	$370,546

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.56%	0.55%	0.54%	0.53%	0.52%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.26%	3.13%	2.82%	2.12%	1.54%
Without fee waivers/reimbursements	3.20%	3.08%	2.78%	2.09%	1.52%
Portfolio turnover rate	80%	45%	48%	64%	15%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	91

Barrett Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended December 31, 2025	Year Ended December 31, 2024	Seven Months Ended December 31, 2023 (a)		Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2021
Net asset value, beginning of period	$28.61	$24.52	$21.50		$25.00	$30.29	$24.34
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.03)	(0.03)	0.01		(0.03)	(0.11)	(0.10)
Net realized and unrealized gains (losses) on investments	2.36	7.10	3.75		0.72	(1.49)	7.99
Total from investment operations	2.33	7.07	3.76		0.69	(1.60)	7.89

Less dividends and distributions:
Distributions from net realized gains	(3.26)	(2.98)	(0.74)		(4.19)	(3.69)	(1.94)
Net asset value, end of period	$27.68	$28.61	$24.52		$21.50	$25.00	$30.29

Total Return	8.10%	28.35%	17.59	%(c)	5.09%	(7.25)%	32.96%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$24,959	$28,611	$25,753		$24,195	$25,364	$34,844

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99%	0.99%	1.14	%(d)(e)	1.17%	1.13%	1.24	%(f)
Without fee waivers/reimbursements	1.43%	1.34%	2.05	%(d)	2.15%	1.76%	1.78%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.12)%	(0.09)%	0.06	%(d)	(0.14)%	(0.36)%	(0.35)%
Without fee waivers/reimbursements	(0.56)%	(0.44)%	(0.85	)%(d)	(1.12)%	(0.99)%	(0.89)%
Portfolio turnover rate(g)	8%	8%	1	%(c)	4%	5%	6%

(a)	Fund changed fiscal year to December 31. Prior to November 20, 2023, the information is from the Predecessor Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Contractual expense limitation changed from 1.00% (excluding 12b-1 fees) to an overall expense cap of 0.99% effective November 20, 2023.
(f)	Contractual expense limitation changed from 1.25% to 1.00% (excluding 12b-1 fees) effective April 30, 2021.
(g)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.
92	| www.cisbh.com/funds

Barrett Opportunity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended December 31, 2025	Year Ended December 31, 2024	Four Months Ended December 31, 2023(a)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of period	$15.61	$21.52	$25.98		$26.68	$29.92	$24.33
Income (loss) from investment operations:
Net investment income (loss)(b)	0.14	0.21	0.05		0.19	0.15	0.21
Net realized and unrealized gains (losses) on investments	1.86	4.82	1.57		2.26	0.18	6.91
Total from investment operations	2.00	5.03	1.62		2.45	0.33	7.12

Less dividends and distributions:
Dividends from net investment income	(0.11)	(0.21)	(0.14)		(0.21)	(0.20)	(0.22)
Distributions from net realized gains	(5.25)	(10.73)	(5.94)		(2.94)	(3.37)	(1.31)
Total distributions	(5.36)	(10.94)	(6.08)		(3.15)	(3.57)	(1.53)
Net asset value, end of period	$12.25	$15.61	$21.52		$25.98	$26.68	$29.92

Total Return	12.81%	22.65%	6.89	%(c)	10.35%	0.69%	30.65%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$23,298	$24,618	$36,468		$43,923	$58,378	$64,040

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99%	0.99%	1.25	%(d)(e)	1.29%	1.18%	1.18%
Without fee waivers/reimbursements	1.31%	1.26%	1.56	%(d)	1.29%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.90%	0.92%	0.57	%(d)	0.74%	0.53%	0.75%
Without fee waivers/reimbursements	0.58%	0.65%	0.26	%(d)	0.74%	0.53%	0.75%
Portfolio turnover rate(f)	3%	0%	0	%(c)	4%	8%	3%

(a)	Fund changed fiscal year to December 31. Prior to November 20, 2023, the information is from the Predecessor Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Prior to November 20, 2023, there was no expense cap. Effective November 20, 2023, the expense cap was set at 0.99%.
(f)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	93

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The list below shows the funds in the Trust (the “Funds”) as of the end of the period that are discussed in this report:

Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Short Term Plus Fund
Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Plus Bond Fund
Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill Quality High Yield Fund
Segall Bryant & Hamill All Cap Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Segall Bryant & Hamill International Small Cap Fund	Barrett Growth Fund
Segall Bryant & Hamill International Equity Fund	Barrett Opportunity Fund
Segall Bryant & Hamill Global All Cap Fund

Interests in the Funds are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class and Institutional Class Shares except Barrett Growth Fund and Barrett Opportunity Fund. Barrett Growth Fund and Barrett Opportunity Fund each only have one class. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

Each of the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap, Barrett Growth Fund and Barrett Opportunity Fund seeks to achieve long-term capital appreciation. The Segall Bryant & Hamill Short Term Plus Fund seeks to provide current income and competitive total return. Each of the Segall Bryant & Hamill Plus Bond Fund and Segall Bryant & Hamill Quality High Yield Fund seeks to achieve long-term total rate of return consistent with preservation of capital. The Segall Bryant & Hamill Municipal Opportunities Fund seeks income exempt from Federal income taxes. The Segall Bryant & Hamill Colorado Tax Free Fund seeks income exempt from both federal and Colorado state personal income taxes.

The Funds (other than Segall Bryant & Hamill Colorado Tax Free Fund and Barrett Opportunity Fund, which are non-diversified) are classified as diversified for the purposes of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Segment reporting – Each Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Management Team of the Adviser. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Management concludes there is no impact on the Funds’ financial statements.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

Cash Equivalents – Each Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances reflected as interest income on the statement of operations. As of December 31, 2025, the interest rate was 2.98%, and the cash equivalents balances reflected on the Statements of Assets and Liabilities represent the amounts participating in the BBH CMS.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE. As of December 31, 2025, the Funds did not hold any forward foreign currency contracts.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

The Adviser is the Funds’ valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) pursuant to Rule 2a-5 under the 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures utilized by the valuation designee. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of December 31, 2025, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Financial Statements | December 31, 2025 |	95

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Common Expenses – Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on the relative net assets of each Fund or based on the nature of the expense and its relative applicability to each Fund.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Security Transactions and Related Investment Income – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

Investments in Real Estate Investment Trusts (REITs) – With respect to each Fund, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end and may differ from the estimated amounts.

In-Kind Redemptions – Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders. A redemption-in-kind is the process of making a distribution to shareholders through assets and cash rather than cash alone. During the year ended December 31, 2025 the redemptions for securities redeemed in-kind were as follows:

Fund	Redemptions Redeemed at Fair Value	Recognized Realized Gains (reflected on the Statements of Operations)
Barrett Growth Fund	$2,451,780	$2,312,548

ReFlow transactions – Barrett Growth Fund and Barrett Opportunity Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares and/or large cash distributions. In order to pay cash to shareholders who redeem their shares on a given day or for cash distributions, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions and/or cash distributions on a given day. ReFlow then either redeems those shares when the fund experiences net sales or redeems the shares in the form of in-kind redemptions. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. During the year ended December 31, 2025, the Barrett Growth Fund paid $2,578 for the service.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

For information regarding the risks associated with investments in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Country Risk – As of December 31, 2025, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China and Taiwan; and the Segall Bryant & Hamill International Small Cap Fund and the Segall Bryant & Hamill International Equity Fund invested a significant percentage of their assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds. As of December 31, 2025, the Segall Bryant & Hamill Emerging Markets Fund had investments in Russia and the Segall Bryant & Hamill International Equity Fund had one investment which is restricted due to partial ownership by Russian oligarchs. These investments are valued at zero.

4. SHARES OF BENEFICIAL INTEREST

On December 31, 2025, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Segall Bryant & Hamill Small Cap Value Fund
Retail:
Shares Sold	86,036	127,068
Shares issued in Reinvestment of Distributions	45,151	33,559
Less Shares Redeemed	(351,822)	(94,293)
Net Increase (Decrease)	(220,635)	66,334
Institutional:
Shares Sold	2,840,279	5,486,873
Shares issued in Reinvestment of Distributions	2,312,826	1,502,976
Less Shares Redeemed	(13,672,439)	(19,549,645)
Net Increase (Decrease)	(8,519,334)	(12,559,796)

Segall Bryant & Hamill Small Cap Growth Fund
Retail:
Shares Sold	1,764,806	273,274
Less Shares Redeemed	(785,963)	(595,130)
Net Increase (Decrease)	978,843	(321,856)
Institutional:
Shares Sold	2,243,554	1,880,319
Less Shares Redeemed	(1,949,069)	(2,332,554)
Net Increase (Decrease)	294,485	(452,235)

Financial Statements | December 31, 2025 |	97

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Segall Bryant & Hamill Small Cap Core Fund
Retail:
Shares Sold	6,076	26,308
Shares issued in Reinvestment of Distributions	2,386	2,549
Less Shares Redeemed	(18,575)	(12,538)
Net Increase (Decrease)	(10,113)	16,319
Institutional:
Shares Sold	1,087,269	490,447
Shares issued in Reinvestment of Distributions	236,087	173,160
Less Shares Redeemed	(353,237)	(215,852)
Net Increase (Decrease)	970,119	447,755

Segall Bryant & Hamill All Cap Fund
Retail:
Shares Sold	14,340	5,289
Shares issued in Reinvestment of Distributions	19,221	10,578
Less Shares Redeemed	(33,643)	(23,071)
Net Increase (Decrease)	(82)	(7,204)
Institutional:
Shares Sold	83,425	150,093
Shares issued in Reinvestment of Distributions	1,108,104	866,008
Less Shares Redeemed	(1,963,471)	(1,970,875)
Net Increase (Decrease)	(771,942)	(954,774)

Segall Bryant & Hamill Emerging Markets Fund
Retail:
Shares Sold	159,341	143,319
Shares issued in Reinvestment of Distributions	11,542	21,721
Less Shares Redeemed	(75,006)	(77,589)
Net Increase (Decrease)	95,877	87,451
Institutional:
Shares Sold	485,788	1,092,050
Shares issued in Reinvestment of Distributions	116,832	266,900
Less Shares Redeemed	(566,996)	(321,205)
Net Increase (Decrease)	35,624	1,037,745

Segall Bryant & Hamill International Small Cap Fund
Retail:
Shares Sold	70,580	7,995
Shares issued in Reinvestment of Distributions	24,116	37,152
Less Shares Redeemed	(83,173)	(831,438)
Net Increase (Decrease)	11,523	(786,291)
Institutional:
Shares Sold	192,709	209,874
Shares issued in Reinvestment of Distributions	275,028	458,366
Less Shares Redeemed	(1,066,175)	(4,102,874)
Net Increase (Decrease)	(598,438)	(3,434,634)

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Segall Bryant & Hamill International Equity Fund
Retail:
Shares issued in Reinvestment of Distributions	13	19
Net Increase (Decrease)	13	19
Institutional:
Shares Sold	762,268	63,383
Shares issued in Reinvestment of Distributions	38,300	16,875
Less Shares Redeemed	(16,969)	(10,042)
Net Increase (Decrease)	783,599	70,216

Segall Bryant & Hamill Global All Cap Fund
Retail:
Shares Sold	6,339	78,758
Shares issued in Reinvestment of Distributions	133,232	133,596
Less Shares Redeemed	(278,317)	(271,775)
Net Increase (Decrease)	(138,746)	(59,421)
Institutional:
Shares Sold	8,177	117,419
Shares issued in Reinvestment of Distributions	21,043	23,480
Less Shares Redeemed	(93,187)	(30,000)
Net Increase (Decrease)	(63,967)	110,899

Segall Bryant & Hamill Short Term Plus Fund
Retail:
Shares Sold	25,284	11,103
Shares issued in Reinvestment of Distributions	6,361	8,979
Less Shares Redeemed	(95,499)	(174,813)
Net Increase (Decrease)	(63,854)	(154,731)
Institutional:
Shares Sold	90,164	141,515
Shares issued in Reinvestment of Distributions	58,262	57,347
Less Shares Redeemed	(261,167)	(322,833)
Net Increase (Decrease)	(112,741)	(123,971)

Segall Bryant & Hamill Plus Bond Fund
Retail:
Shares Sold	3,964,876	6,401,262
Shares issued in Reinvestment of Distributions	1,182,165	1,229,614
Less Shares Redeemed	(8,264,867)	(8,556,049)
Net Increase (Decrease)	(3,117,826)	(925,173)
Institutional:
Shares Sold	10,818,222	15,491,047
Shares issued in Reinvestment of Distributions	2,086,751	2,091,520
Less Shares Redeemed	(14,668,511)	(13,047,320)
Net Increase (Decrease)	(1,763,538)	4,535,247

Financial Statements | December 31, 2025 |	99

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Segall Bryant & Hamill Quality High Yield Fund
Retail:
Shares Sold	198,316	118,738
Shares issued in Reinvestment of Distributions	89,316	120,191
Less Shares Redeemed	(672,709)	(928,869)
Net Increase (Decrease)	(385,077)	(689,940)
Institutional:
Shares Sold	1,140,785	947,776
Shares issued in Reinvestment of Distributions	217,748	210,849
Less Shares Redeemed	(1,234,665)	(1,044,472)
Net Increase (Decrease)	123,868	114,153

Segall Bryant & Hamill Municipal Opportunities Fund
Retail:
Shares Sold	163,158	383,794
Shares issued in Reinvestment of Distributions	32,092	38,559
Less Shares Redeemed	(419,863)	(584,461)
Net Increase (Decrease)	(224,613)	(162,108)
Institutional:
Shares Sold	7,110,238	5,292,896
Shares issued in Reinvestment of Distributions	636,439	638,376
Less Shares Redeemed	(6,520,418)	(4,548,503)
Net Increase (Decrease)	1,226,259	1,382,769

Segall Bryant & Hamill Colorado Tax Free Fund
Retail:
Shares Sold	1,407,597	1,503,159
Shares issued in Reinvestment of Distributions	309,936	347,547
Less Shares Redeemed	(2,834,611)	(2,825,060)
Net Increase (Decrease)	(1,117,078)	(974,354)
Institutional:
Shares Sold	7,079,350	5,422,923
Shares issued in Reinvestment of Distributions	706,957	722,120
Less Shares Redeemed	(8,115,645)	(7,604,676)
Net Increase (Decrease)	(329,338)	(1,459,633)

Barrett Growth Fund
Retail:
Shares Sold	91,141	109,297
Shares issued in Reinvestment of Distributions	97,449	93,813
Less Shares Redeemed	(199,647)	(229,700)
Less Shares issued in In-Kind redemptions	(87,200)	(23,797)
Net Increase (Decrease)	(98,257)	(50,387)

Barrett Opportunity Fund
Retail:
Shares Sold	3,578	103,315
Shares issued in Reinvestment of Distributions	569,672	498,678
Less Shares Redeemed	(248,859)	(696,812)
Less Shares issued in In-Kind Redemptions	—	(23,216)
Net Increase (Decrease)	324,391	(118,035)

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – Distributions of net investment income, if any, are generally made annually for the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap Fund, Barrett Growth Fund and Barrett Opportunity Fund; quarterly for Segall Bryant & Hamill International Small Cap Fund; and monthly for the Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of the distributions paid during the years ended December 31, 2025 and 2024 were as follows:

Fund	Year Ended	Ordinary Income*	Long-Term Capital Gains	Tax-Exempt Income	Return of Capital
Segall Bryant & Hamill Small Cap Value Fund	12/31/2025	$8,663,402	$33,199,439	$—	$—
	12/31/2024	$4,986,405	$23,553,239	$—	$—
Segall Bryant & Hamill Small Cap Growth Fund	12/31/2025	$—	$—	$—	$—
	12/31/2024	$—	$—	$—	$—
Segall Bryant & Hamill Small Cap Core Fund	12/31/2025	$513,925	$4,683,437	$—	$—
	12/31/2024	$1,037,570	$3,466,929	$—	$—
Segall Bryant & Hamill All Cap Fund	12/31/2025	$381,089	$18,721,961	$—	$—
	12/31/2024	$269,326	$18,113,522	$—	$—
Segall Bryant & Hamill Emerging Markets Fund	12/31/2025	$2,363,720	$—	$—	$—
	12/31/2024	$3,503,054	$—	$—	$706,099
Segall Bryant & Hamill International Small Cap Fund	12/31/2025	$4,462,178	$—	$—	$—
	12/31/2024	$5,492,622	$—	$—	$—
Segall Bryant & Hamill International Equity Fund	12/31/2025	$536,343	$130,018	$—	$—
	12/31/2024	$161,065	$23,913	$—	$—
Segall Bryant & Hamill Global All Cap Fund	12/31/2025	$100,462	$1,798,198	$—	$—
	12/31/2024	$329,299	$1,614,145	$—	$—
Segall Bryant & Hamill Short Term Plus Fund	12/31/2025	$683,051	$—	$—	$—
	12/31/2024	$708,936	$—	$—	$—
Segall Bryant & Hamill Plus Bond Fund	12/31/2025	$30,852,378	$—	$—	$—
	12/31/2024	$31,029,631	$—	$—	$—
Segall Bryant & Hamill Quality High Yield Fund	12/31/2025	$2,781,888	$—	$—	$—
	12/31/2024	$2,948,310	$—	$—	$—
Segall Bryant & Hamill Municipal Opportunities Fund	12/31/2025	$1,890,683	$—	$4,678,208	$—
	12/31/2024	$2,099,444	$—	$4,549,557	$—
Segall Bryant & Hamill Colorado Tax Free Fund	12/31/2025	$1,975,885	$—	$9,133,891	$—
	12/31/2024	$1,610,958	$—	$10,175,670	$—
Barrett Growth Fund	12/31/2025	$—	$2,730,463	$—	$—
	12/31/2024	$—	$2,815,239	$—	$—
Barrett Opportunity Fund	12/31/2025	$241,913	$7,405,660	$—	$—
	12/31/2024	$334,053	$11,609,158	$—	$—

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

As of December 31, 2025 net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Tax cost of portfolio investments	$288,688,868	$251,434,620	$71,204,693	$40,585,798
Gross unrealized appreciation	98,552,050	65,796,375	24,180,619	35,793,405
Gross unrealized depreciation	(14,801,351)	(15,955,376)	(3,890,944)	(543,625)
Net unrealized appreciation (depreciation) on portfolio investments	$83,750,699	$49,840,999	$20,289,675	$35,249,780

Financial Statements | December 31, 2025 |	101

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Tax cost of portfolio investments	$64,021,689	$69,479,835	$12,659,763	$21,559,399
Gross unrealized appreciation	27,079,515	19,890,576	1,980,549	12,466,289
Gross unrealized depreciation	(4,072,303)	(1,958,501)	(215,408)	(372,485)
Net unrealized appreciation (depreciation) on portfolio investments	$23,007,212	$17,932,075	$1,765,141	$12,093,804

	Segall Bryant & Hamill Short Term Plus Bond Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Tax cost of portfolio investments	$13,408,965	$711,605,721	$63,747,844	$191,510,508
Gross unrealized appreciation	147,042	12,923,156	1,488,302	2,395,251
Gross unrealized depreciation	(1,736)	(25,842,144)	(1,902,369)	(3,045,291)
Net unrealized appreciation (depreciation) on portfolio investments	$145,306	$(12,918,988)	$(414,067)	$(650,040)

	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Tax cost of portfolio investments	$296,251,105	$5,878,399	$2,538,221
Gross unrealized appreciation	2,006,738	19,083,958	20,852,406
Gross unrealized depreciation	(5,499,190)	(42,154)	(6,137)
Net unrealized appreciation (depreciation) on portfolio investments	$(3,492,452)	$19,041,804	$20,846,269

The difference between book and tax basis cost of investments is attributable primarily to wash sales, passive foreign investment companies and tax treatment of certain other investments.

As of December 31, 2025 the components of distributable earnings (deficit) on a tax basis were as follows:

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Undistributed ordinary income	$460,810	$—	$—	$2,033
Undistributed long term capital gains	11,439,504	—	418,001	3,318,206
Accumulated capital and other losses	(12,174,953)	(30,212,677)	(4,034)	(11,572)
Net unrealized appreciation (depreciation) on investments	83,750,699	49,840,999	20,289,675	35,249,780
Total accumulated earnings (deficit)	$83,476,060	$19,628,322	$20,703,642	$38,558,447

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Undistributed ordinary income	$53,637	$223,196	$134,492	$9,414
Undistributed long term capital gains	984,024	—	46,355	586,835
Accumulated capital and other losses	(3,820)	(63,450,054)	—	(27,936)
Net unrealized appreciation (depreciation) on investments	23,007,212	17,932,075	1,765,141	12,093,804
Net unrealized appreciation (depreciation) on foreign currency	126	24,395	477	7,522
Total accumulated earnings (deficit)	$24,041,179	$(45,270,388)	$1,946,465	$12,669,639

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Undistributed tax-exempt income	$—	$—	$—	$2,844
Undistributed ordinary income	91	13,841	1,587	—
Accumulated capital and other losses	(1,164,564)	(76,599,989)	(11,415,421)	(31,845,792)
Net unrealized appreciation (depreciation) on investments	145,306	(12,918,988)	(414,067)	(650,040)
Total accumulated earnings (deficit)	$(1,019,167)	$(89,505,136)	$(11,827,901)	$(32,492,988)

	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Undistributed tax-exempt income	$2,838	$—	$—
Undistributed long term capital gains	—	110,957	1,812,986
Accumulated capital and other losses	(55,120,307)	—	—
Net unrealized appreciation (depreciation) on investments	(3,492,452)	19,041,804	20,846,269
Total accumulated earnings (deficit)	$(58,609,921)	$19,152,761	$22,659,255

Included in accumulated capital and other losses are other Temporary Differences primarily related to deferred Trustee compensation.

Capital loss carry forwards utilized during the year ended December 31, 2025 were as follows:

Fund	Amount
Segall Bryant & Hamill Small Cap Value Fund	$242,622
Segall Bryant & Hamill Small Cap Growth Fund	18,907,786
Segall Bryant & Hamill Emerging Markets Fund	2,916,156
Segall Bryant & Hamill International Small Cap Fund	13,287,767
Segall Bryant & Hamill Short Term Plus Fund	27,277
Segall Bryant & Hamill Municipal Opportunities Fund	135,615

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to future tax years without expiration. As of December 31, 2025 the following amounts are available as carry forwards to offset net capital gains realized in future tax years:

Fund	Short-Term	Long-Term
Segall Bryant & Hamill Small Cap Value Fund*	$7,424,296	$4,641,984
Segall Bryant & Hamill Small Cap Growth Fund	30,161,241	—
Segall Bryant & Hamill International Small Cap Fund	63,440,043	—
Segall Bryant & Hamill Short Term Plus Fund	445,457	716,606
Segall Bryant & Hamill Plus Bond Fund	14,930,787	61,349,962
Segall Bryant & Hamill Quality High Yield Fund	403,991	10,975,127
Segall Bryant & Hamill Municipal Opportunities Fund	15,826,190	16,002,283
Segall Bryant & Hamill Colorado Tax Free Fund	14,206,673	40,850,640

*	As a result of a prior year acquisition, all Segall Bryant & Hamill Small Cap Value Fund’s capital loss carryforward balances acquired in the acquisition are eligible to offset future realized capital gains, subject to IRC Section 382 annual limitation of $242,622.

Financial Statements | December 31, 2025 |	103

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

Tax reclassifications between Paid-in-Capital and Accumulated Earnings/(Deficit), in accordance with federal income tax regulations, resulted primarily from net operating losses, Redemptions-in-kind and the distribution of earnings and profits on redemptions through the utilization of tax equalization debits. For the year ended December 31, 2025 the following Funds made tax reclassifications:

Fund	Paid-in Capital	Total Accumulated Earnings (Deficit)
Segall Bryant & Hamill Small Cap Value Fund	$9,948,977	$(9,948,977)
Segall Bryant & Hamill Small Cap Growth Fund	(1,124,154)	1,124,154
Segall Bryant & Hamill Small Cap Core Fund	137,939	(137,939)
Segall Bryant & Hamill All Cap Fund	3,143,472	(3,143,472)
Segall Bryant & Hamill International Small Cap	313	(313)
Segall Bryant & Hamill Global All Cap Fund	93,363	(93,363)
Barrett Growth Fund	2,855,582	(2,855,582)
Barrett Opportunity Fund	491,683	(491,683)

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

As a result of several court cases in certain countries across the European Union (“EU”), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If any such reclaims are received, they are reflected as tax reclaims received in the Statements of Operations, and related receivables, if any, are reflected within foreign tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to investment advisory fees, based on the average net assets of each Fund, computed daily and payable monthly as shown in the table below.

Fund
Segall Bryant & Hamill Small Cap Value Fund	0.80%
Segall Bryant & Hamill Small Cap Growth Fund	0.65%
Segall Bryant & Hamill Small Cap Core Fund	0.80%
Segall Bryant & Hamill All Cap Fund	0.65%
Segall Bryant & Hamill Emerging Markets Fund	0.90%
Segall Bryant & Hamill International Small Cap Fund	0.90%
Segall Bryant & Hamill International Equity Fund	0.75%
Segall Bryant & Hamill Global All Cap Fund	0.65%
Segall Bryant & Hamill Short Term Plus Fund	0.25%
Segall Bryant & Hamill Plus Bond Fund	0.35%
Segall Bryant & Hamill Quality High Yield Fund	0.45%
Segall Bryant & Hamill Municipal Opportunities Fund	0.35%
Segall Bryant & Hamill Colorado Tax Free Fund	0.35%
Barrett Growth Fund	0.65%
Barrett Opportunity Fund	0.65%

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Funds’ co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from each Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

The administrative fees are allocated to each Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statements of Operations. During the year ended December 31, 2025, the Adviser and Ultimus received $241,469 and $776,711, respectively, for their services to the Funds.

Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, forwarding communications from the Funds, providing sub-accounting with respect to Fund shares, and other similar services. The Retail Class of each Fund and shares of Barrett Growth Fund and Barrett Opportunity Fund, may pay a fee at an annual rate of up to 0.25% of its average daily net assets to shareholder servicing agents and the Institutional Class of each Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents. These fees are included in Shareholder Servicing Fees on the Statements of Operations.

The Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in-kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expense to average net assets as reported in each Fund’s Financial Highlights will be no more than the amounts as detailed below and are not subject to recapture in future periods:

Fund	Retail Class	Institutional Class	Adviser has agreed to waive until at least the date listed
Segall Bryant & Hamill Small Cap Value Fund	1.14%	0.99%	April 30, 2027
Segall Bryant & Hamill Small Cap Growth Fund	1.14%	0.99%	April 30, 2027
Segall Bryant & Hamill Small Cap Core Fund	1.14%	0.99%	April 30, 2027
Segall Bryant & Hamill All Cap Fund	0.99%	0.84%	April 30, 2027
Segall Bryant & Hamill Emerging Markets Fund	1.14%	0.99%	April 30, 2027*
Segall Bryant & Hamill International Small Cap Fund	1.18%	1.03%	April 30, 2027
Segall Bryant & Hamill International Equity Fund	0.99%	0.84%	April 30, 2027*
Segall Bryant & Hamill Global All Cap Fund	0.89%	0.74%	April 30, 2027
Segall Bryant & Hamill Short Term Plus Fund	0.49%	0.40%	April 30, 2027
Segall Bryant & Hamill Plus Bond Fund	0.55%	0.40%	April 30, 2027
Segall Bryant & Hamill Quality High Yield Fund	0.85%	0.70%	April 30, 2027
Segall Bryant & Hamill Municipal Opportunities Fund	0.65%	0.50%	April 30, 2027
Segall Bryant & Hamill Colorado Tax Free Fund	0.65%	0.50%	April 30, 2027
Barrett Growth Fund	0.99%	—	April 30, 2027
Barrett Opportunity Fund	0.99%	—	April 30, 2027

*	Prior to May 1, 2025, under the terms of the Previous Expense Limitation Agreement, the Adviser agreed to waive its management fees and/or reimburse the Emerging Markets Fund expenses to ensure total annual operating expenses did not exceed 1.38% and 1.23% for the Retail Class and Institutional Class, respectively. The Adviser also agreed to waive its management fee and/or reimburse the International Equity Fund expenses to ensure the total annual operating expenses did not exceed 1.14% and 0.99% for the Retail Class and Institutional Class, respectively.

The Adviser has agreed to voluntarily waive fees in certain classes as necessary so that waivers of common expenses are consistent between classes in the same Fund.

Ultimus, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of the Adviser and Ultimus. All access persons of the Trust, as defined in the 1940 Act, and officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

The Trust has appointed a Chief Compliance Officer who is an employee of the Adviser. The Trust agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

Financial Statements | December 31, 2025 |	105

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of the Funds elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected Funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan as of December 31, 2025 is $1,106,976.

7. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of each Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of December 31, 2025:

Segall Bryant & Hamill Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$372,419,567	$—	$—	$372,419,567
Total	$372,419,567	$—	$—	$372,419,567

Segall Bryant & Hamill Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$301,275,619	$—	$—	$301,275,619
Total	$301,275,619	$—	$—	$301,275,619

Segall Bryant & Hamill Small Cap Core Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$91,494,368	$—	$—	$91,494,368
Total	$91,494,368	$—	$—	$91,494,368

Segall Bryant & Hamill All Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$75,835,578	$—	$—	$75,835,578
Total	$75,835,578	$—	$—	$75,835,578

Segall Bryant & Hamill Emerging Markets Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$25,312,352	$60,613,083	(a)	$0	*	$85,925,435
Preferred Stocks	1,137,483	547,471	(a)	0	*	1,684,954
Rights	—	1,815		—		1,815
Warrants	367	—		—		367
Total	$26,450,202	$61,162,369		$0	*	$87,612,571

Segall Bryant & Hamill International Small Cap Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$7,609,057	$79,015,567	(a)	$0	*	$86,624,624
Preferred Stocks	44,821	742,466	(a)	—		787,287
Total	$7,653,878	$79,758,033		$0	*	$87,411,911

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

Segall Bryant & Hamill International Equity Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$893,403	$13,491,886	(a)	$0	*	$14,385,289
Preferred Stocks	11,409	28,206	(a)	—		39,615
Total	$904,812	$13,520,092		$0	*	$14,424,904

Segall Bryant & Hamill Global All Cap Fund	Level 1	Level 2		Level 3	Total
Common Stocks	$24,674,606	$8,978,597	(a)	$—	$33,653,203
Total	$24,674,606	$8,978,597		$—	$33,653,203

Segall Bryant & Hamill Short Term Plus Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$11,810,503	$—	$11,810,503
Asset Backed Securities	—	928,464	—	928,464
U.S. Treasury Bonds & Notes	—	815,304	—	815,304
Total	$—	$13,554,271	$—	$13,554,271

Segall Bryant & Hamill Plus Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$271,213,515	$—	$271,213,515
Municipal Bonds	—	14,428,784	—	14,428,784
Asset Backed Securities	—	19,779,241	—	19,779,241
Mortgage-Backed Securities Passthrough	—	231,975,867	—	231,975,867
U.S. Treasury Bonds & Notes	—	161,289,437	—	161,289,437
Total	$—	$698,686,844	$—	$698,686,844

Segall Bryant & Hamill Quality High Yield Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$63,333,777	$—	$63,333,777
Total	$—	$63,333,777	$—	$63,333,777

Segall Bryant & Hamill Municipal Opportunities Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$169,736,647	$—	$169,736,647
Corporate Bonds	—	8,245,088	—	8,245,088
U.S. Treasury Bonds & Notes	—	12,879,063	—	12,879,063
Total	$—	$190,860,798	$—	$190,860,798

Segall Bryant & Hamill Colorado Tax Free Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$278,756,661	$—	$278,756,661
U.S. Treasury Bonds & Notes	—	14,001,992	—	14,001,992
Total	$—	$292,758,653	$—	$292,758,653

Barrett Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$24,920,203	$—	$—	$24,920,203
Total	$24,920,203	$—	$—	$24,920,203

Barrett Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$23,384,490	$—	$—	$23,384,490
Total	$23,384,490	$—	$—	$23,384,490

(a)	With respect to foreign equity securities that are principally traded on a market outside the United States, the Adviser has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.
*	Includes securities that have been fair valued at $0.

Financial Statements | December 31, 2025 |	107

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

During the year ended December 31, 2025, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund and Segall Bryant & Hamill International Equity Fund held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0, $0 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Funds in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia and restrictions on certain securities due to partial ownership by Russian oligarchs. As a result, management made the decision to value all Russian securities at zero.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the valuation designee utilizes an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds and U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or the valuation designee believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. The valuation designee may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

8. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the year ended December 31, 2025 excluding in-kind redemptions (See Note 2), long-term U.S. government securities and short-term investments were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Segall Bryant & Hamill Small Cap Value Fund	$162,913,453	$322,652,919
Segall Bryant & Hamill Small Cap Growth Fund	161,341,734	131,428,870
Segall Bryant & Hamill Small Cap Core Fund	40,949,731	32,964,665
Segall Bryant & Hamill All Cap Fund	30,555,530	63,168,738
Segall Bryant & Hamill Emerging Markets Fund	65,810,350	65,100,133
Segall Bryant & Hamill International Small Cap Fund	82,440,667	91,664,261
Segall Bryant & Hamill International Equity Fund	18,272,181	8,775,600
Segall Bryant & Hamill Global All Cap Fund	7,584,460	11,621,532
Segall Bryant & Hamill Short Term Plus Fund	5,770,081	6,556,509
Segall Bryant & Hamill Plus Bond Fund	76,105,489	115,071,724
Segall Bryant & Hamill Quality High Yield Fund	23,389,860	25,718,846
Segall Bryant & Hamill Municipal Opportunities Fund	122,879,431	114,817,535
Segall Bryant & Hamill Colorado Tax Free Fund	189,405,372	202,715,176
Barrett Growth Fund	1,998,583	5,220,426
Barrett Opportunity Fund	805,342	4,483,849

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2025

Fund	Purchase of Long Term U.S. Government Obligations	Proceeds from Sales of Long Term U.S. Government Obligations
Segall Bryant & Hamill Short Term Plus Fund	$—	$850,519
Segall Bryant & Hamill Plus Bond Fund	191,348,554	202,355,936
Segall Bryant & Hamill Municipal Opportunities Fund	25,566,328	15,857,617
Segall Bryant & Hamill Colorado Tax Free Fund	39,106,328	30,168,398

9. BORROWING COSTS

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs the Funds will incur borrowing costs charged by the custodian. Borrowing costs for each Fund, if any, for the year ended December 31, 2025 can be found on the Statements of Operations.

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

12. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events exist.

Financial Statements | December 31, 2025 |	109

Segall Bryant & Hamill Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders of Segall Bryant & Hamill Funds and

Board of Trustees of Segall Bryant & Hamill Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Segall Bryant & Hamill Trust comprising the funds listed below (the “Funds”) as of December 31, 2025, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Segall Bryant & Hamill Small Cap Value Fund,
Segall Bryant & Hamill Small Cap Growth Fund,
Segall Bryant & Hamill Small Cap Core Fund, Segall

Bryant & Hamill All Cap Fund, Segall Bryant &

Hamill Emerging Markets Fund, Segall Bryant &

Hamill International Small Cap Fund, Segall Bryant &

Hamill Global All Cap Fund, Segall Bryant &

Hamill Short Term Plus Fund, Segall Bryant & Hamill

Plus Bond Fund, Segall Bryant & Hamill Quality

High Yield Fund, Segall Bryant & Hamill Municipal

Opportunities Fund, and Segall Bryant & Hamill

Colorado Tax Free Fund

	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
Segall Bryant & Hamill International Equity Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025 and 2024, and for the period December 8, 2023 (commencement of operations) to December 31, 2023
Barrett Growth Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025 and 2024, for the period June 1, 2023 to December 31, 2023, and for the years ended May 31, 2023, 2022, and 2021
Barrett Opportunity Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025 and 2024, for the period September 1, 2023 to December 31, 2023, and for the years ended August 31, 2023, 2022, and 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

110	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Report of Independent Registered Public Accounting Firm

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor of one or more of the funds in the Trust since 2020.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

February 27, 2026

Financial Statements | December 31, 2025 |	111

Segall Bryant & Hamill Funds	Shareholder Tax Information
December 31, 2025 (Unaudited)

Certain tax information regarding the Trust is required to be provided to shareholders based upon each Fund’s income and distribution for the twelve months ended December 31, 2025.

During the year ended December 31, 2025, 71.22% of the dividends paid by Segall Bryant & Hamill Municipal Opportunities Fund from net investment income should be treated as tax-exempt dividends. Tax exempt distributions were $4,678,208.

During the year ended December 31, 2025, 82.21% of the dividends paid by Segall Bryant & Hamill Colorado Tax Free Fund from net investment income should be treated as tax-exempt dividends. Tax exempt distributions were $9,133,891.

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2025:

	Qualified Dividend	Dividend Received
	Income (QDI)	Deduction (DRD)
Segall Bryant & Hamill Small Cap Value Fund	87.18%	86.91%
Segall Bryant & Hamill Small Cap Growth Fund	0.00%	0.00%
Segall Bryant & Hamill Small Cap Core Fund	77.73%	76.49%
Segall Bryant & Hamill All Cap Fund	100.00%	100.00%
Segall Bryant & Hamill Emerging Markets Fund	53.19%	0.00%
Segall Bryant & Hamill International Small Cap Fund	73.21%	0.00%
Segall Bryant & Hamill International Equity Fund	34.98%	0.00%
Segall Bryant & Hamill Global All Cap Fund	100.00%	97.09%
Segall Bryant & Hamill Short Term Plus Fund	0.00%	0.00%
Segall Bryant & Hamill Plus Bond Fund	0.00%	0.00%
Segall Bryant & Hamill Quality High Yield Fund	0.00%	0.00%
Segall Bryant & Hamill Municipal Opportunities Fund	0.00%	0.00%
Segall Bryant & Hamill Colorado Tax Free Fund	0.00%	0.00%
Barrett Growth Fund	0.00%	0.00%
Barrett Opportunity Fund	100.00%	100.00%

During the year ended December 31, 2025, the Funds paid the following long-term capital gain distributions:

Segall Bryant & Hamill Small Cap Value Fund	$43,155,109
Segall Bryant & Hamill Small Cap Growth Fund	—
Segall Bryant & Hamill Small Cap Core Fund	4,821,559
Segall Bryant & Hamill All Cap Fund	21,865,107
Segall Bryant & Hamill Emerging Markets Fund	—
Segall Bryant & Hamill International Small Cap Fund	—
Segall Bryant & Hamill International Equity Fund	130,018
Segall Bryant & Hamill Global All Cap Fund	1,891,561
Segall Bryant & Hamill Short Term Plus Fund	—
Segall Bryant & Hamill Plus Bond Fund	—
Segall Bryant & Hamill Quality High Yield Fund	—
Segall Bryant & Hamill Municipal Opportunities Fund	—
Segall Bryant & Hamill Colorado Tax Free Fund	—
Barrett Growth Fund	3,303,573
Barrett Opportunity Fund	7,897,564

112	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Additional Information
December 31, 2025 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Shareholder Meetings:

On July 11, 2025, Segall Bryant & Hamill Trust (the “Trust”) reconvened a special meeting of shareholders of record as of April 7, 2025 (the “Shareholder Meeting”) of each series of the Trust (each a “Fund” and together, the “Funds”). The Shareholder Meeting was held for the purpose of approving a new investment advisory agreement by and between the Trust, on behalf of each relevant Fund, and Segall Bryant & Hamill, LLC, (the “Adviser”) (the “Proposal”). A quorum of shareholders was not present for all Funds and therefore the Shareholder Meeting was adjourned until July 31, 2025.

The Shareholder Meeting was reconvened on July 31, 2025, at which time the Proposal was voted on by the shareholders of record of each remaining Fund as of the Record Date. The Shareholder Meeting was adjourned until August 8, 2025 with respect to each Fund that had not reached quorum. The matter was voted on by the shareholders of record of each Fund that had reached quorum and the results of the vote are as follows:

Fund Name	Outstanding Shares (“O/S”)	Total Shares Voted	% of O/S Voted	For	%	Against	%	Abstain	%
Segall Bryant & Hamill (“SBH”) Colorado Tax Free Fund	30,682,878	15,467,331	50.41%	14,157,117	91.53%	212,325	1.37%	1,097,889	7.10%
SBH Global All Cap Fund	3,021,702	1,528,288	50.58%	1,340,735	87.73%	17,793	1.16%	169,759	11.11%
SBH Plus Bond Fund	78,659,239	40,303,715	51.24%	38,536,147	95.61%	265,804	0.66%	1,501,764	3.73%
SBH Small Cap Core Fund	6,707,893	3,865,868	57.63%	3,856,783	99.76%	1,267	0.03%	7,818	0.20%
SBH Small Cap Value Fund	29,584,087	15,074,229	50.95%	14,073,424	93.36%	266,744	1.77%	734,061	4.87%
Barrett Opportunity Fund	1,531,126	810,161	52.91%	570,236	70.39%	21,781	2.69%	218,143	26.93%

The Shareholder Meeting was reconvened on August 8, 2025, at which time the Proposal was voted on by the shareholders of record of each remaining Fund as of the Record Date. The Shareholder Meeting was adjourned until August 15, 2025 with respect to each Fund that had not reached quorum. The matter was voted on by the shareholders of record of each Fund that had reached quorum and the results of the vote are as follows:

Fund Name	Outstanding Shares (“O/S”)	Total Shares Voted	% of O/S Voted	For	%	Against	%	Abstain	%
SBH Quality High Yield Fund	7,563,822	4,013,609	53.06%	3,551,122	88.48%	27,119	0.68%	435,368	10.85%

The Shareholder Meeting was reconvened on August 15, 2025, at which time the Proposal was voted on by the shareholders of record of each remaining Fund as of the Record Date. The matter was voted on by the shareholders of record of each Fund that had reached quorum and the results of the vote are as follows:

Fund Name	Outstanding Shares (“O/S”)	Total Shares Voted	% of O/S Voted	For	%	Against	%	Abstain	%
SBH All Cap Fund	4,900,721	2,457,648	50.15%	2,259,678	91.94%	19,932	0.81%	178,037	7.24%

Remuneration Paid to Directors, Officers and Others

For the year ended December 31, 2025, the total Trustee fees paid for the Trust is $422,500. Refer to the Statement of Operations for the Chief Compliance Officer fees included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Financial Statements | December 31, 2025 |	113

Segall Bryant & Hamill Trustees and Officers (as of February 18, 2026):

Janice M. Teague, Chair

Thomas J. Abood, Trustee

Kathryn A. Burns, Trustee

John A. DeTore, Trustee

Rick A. Pederson, Trustee

James A. Smith, Trustee

Carolyn B. Goldhaber, President

Jasper R. Frontz, Chief Compliance Officer

Jennifer L. Leamer, Treasurer

Daniel Bauer, Asst. Treasurer

Maggie Bull, Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL FUNDS, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246

Individual Investors: (800) 392-2673 | Financial Advisors: (800) 734-9738 | www.cisbh.com/funds

This report has been prepared for Segall Bryant & Hamill Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by Ultimus Fund Distributors, LLC

Segall Bryant & Hamill Select Equity ETF

(Ticker Symbol: USSE)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

December 31, 2025

Financial Statements | December 31, 2025 |

Segall Bryant & Hamill Select Equity ETF	Statement of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 98.4%
Communication Services — 14.3%
Media & Entertainment — 14.3%
Alphabet, Inc. - Class C	77,696	$24,381,005
Meta Platforms, Inc. - Class A	24,651	16,271,878
		40,652,883
Consumer Discretionary — 13.1%
Consumer Discretionary Distribution & Retail — 13.1%
Amazon.com, Inc. (a)	65,744	15,175,030
O’Reilly Automotive, Inc. (a)	114,094	10,406,514
TJX Cos., Inc. (The)	74,852	11,498,016
		37,079,560
Financials — 18.8%
Banks — 4.7%
JPMorgan Chase & Co.	41,248	13,290,931

Financial Services — 5.3%
Visa, Inc. - Class A	43,284	15,180,132

Insurance — 8.8%
Globe Life, Inc.	85,156	11,909,918
Reinsurance Group of America, Inc.	64,492	13,121,542
		25,031,460
Health Care — 3.5%
Health Care Equipment & Services — 3.5%
McKesson Corp.	12,032	9,869,729

Industrials — 13.6%
Capital Goods — 13.6%
ATI, Inc. (a)	151,114	17,341,843
Quanta Services, Inc.	25,124	10,603,835
RTX Corp.	57,734	10,588,416
		38,534,094
Information Technology — 35.1%
Semiconductors & Semiconductor Equipment — 11.7%
Monolithic Power Systems, Inc.	13,681	12,399,911
NVIDIA Corp.	111,346	20,766,029
		33,165,940
	Shares	Value
Information Technology (Continued)
Software & Services — 14.3%
Fair Isaac Corp. (a)	5,884	$9,947,608
Microsoft Corp.	40,760	19,712,351
Palo Alto Networks, Inc. (a)	59,380	10,937,796
		40,597,755
Technology Hardware & Equipment — 9.1%
Apple, Inc.	49,216	13,379,862
Arista Networks, Inc. (a)	94,475	12,379,059
		25,758,921
Investments at Value — 98.4%
(Cost $270,028,495)		$279,161,405

Other Assets in Excess of Liabilities — 1.6%		4,607,202

Net Assets — 100.0%		$283,768,607

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill, LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	1

Segall Bryant & Hamill Select Equity ETF	Statement of Assets and Liabilities
December 31, 2025

Assets
Investments, at cost	$270,028,495
Investments, at value	$279,161,405
Cash equivalents (Note 2)	4,711,259
Dividends and interest receivable	44,600
Reclaims receivable	17,821
Other assets	9,872
Total assets	283,944,957

Liabilities
Payable to Adviser (Note 6)	135,360
Payable to third party administrator (Note 6)	10,478
Accrued chief compliance officer fees (Note 6)	833
Accrued Trustees’ fees and expenses (Note 6)	5,000
Other accrued expenses	24,679
Total liabilities	176,350
Net Assets	$283,768,607

Contingencies and Commitments (Note 11)	—

Net Assets Consist of:
Paid-in capital	$279,772,361
Distributable earnings	3,996,246
Net Assets	$283,768,607

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, No Par Value)	8,450,000

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$33.58

See Notes to Financial Statements.
2	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Statement of Operations
For the Year Ended December 31, 2025

Investment Income
Dividend income	$1,579,507
Interest income	195,143
Foreign taxes withheld	(19,301)
Tax reclaims received	7,979
Total Income	1,763,328

Expenses
Management fees (Note 6)	1,435,874
Administration fees (Note 6)	127,139
Shareholder reporting expenses	45,461
Trustees’ fees and expenses (Note 6)	39,681
Audit and tax preparation fees	16,978
Legal fees	16,720
Custodian fees	15,681
Chief compliance officer fees (Note 6)	10,000
Transfer agent fees (Note 6)	10,000
Registration and filing fees	8,459
Independent pricing servicing fees	3,152
Other	30,426
Total expenses before waivers/reimbursements	1,759,571
Expenses waived by Advisor	(55,813)
Net expenses	1,703,758
Net Investment Income (Loss)	59,570

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(4,068,034)
Net realized gains (losses) on in-kind transactions (Note 9)	41,204,978
Net change in unrealized appreciation (depreciation) on investments	(30,675,303)
Net Realized and Unrealized Gains (Losses)	6,461,641
Net Increase (Decrease) in Net Assets Resulting From Operations	$6,521,211

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	3

Segall Bryant & Hamill Select Equity ETF	Statements of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income (loss)	$59,570	$403,352
Net realized gains (losses)	37,136,944	(1,328,943)
Change in unrealized appreciation (depreciation)	(30,675,303)	36,903,323
Net increase (decrease) in net assets resulting from operations	6,521,211	35,977,732

Distributions to Shareholders (Note 5)	—	(284,229)

Beneficial Interest Transactions (Note 4)
Shares sold	161,929,670	165,365,352
Cost of shares redeemed	(142,417,360)	—
Net increase (decrease) resulting from beneficial interest transactions	19,512,310	165,365,352
Total net increase (decrease) in net assets	26,033,521	201,058,855

Net Assets
Beginning of year	257,735,086	56,676,231
End of year	$283,768,607	$257,735,086

See Notes to Financial Statements.
4	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended December 31, 2025		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$32.79		$26.36	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.01		0.07	0.10
Net realized and unrealized gains (losses) on investments	0.78		6.40	1.28
Total from investment operations	0.79		6.47	1.38

Variable transaction fees (Note 7)(b)	0.00	(c)	0.00 (c)	0.01

Less dividends and distributions:
Distributions from net investment income	—		(0.04)	(0.03)
Net asset value, end of period	$33.58		$32.79	$26.36
Market price, end of period	$33.60		$32.78	$26.36

Total Return	2.41%		24.53%	5.57	%(d)
Total Return at Market(e)	2.50%		24.49%	5.57	%(d)

Ratios and Supplemental Data
Net assets, end of period (in 000’s)	$283,769		$257,735	$56,676

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65%		0.65%	0.65	%(f)
Without fee waivers/reimbursements	0.67%		0.71%	1.81	%(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.02%		0.24%	1.15	%(f)
Without fee waivers/reimbursements	0.00	%(g)	0.18%	(0.01	%)(f)
Portfolio turnover rate (h)	150%		90%	13	%(d)

(a)	Represents the period from the commencement of operations (August 29, 2023) through December 31, 2023.
(b)	Calculated using the average shares method.
(c)	Amount rounds to less than $0.01.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value.
(f)	Annualized.
(g)	Amount rounds to less than 0.01%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See Notes to Financial Statements.
Financial Statements | December 31, 2025 |	5

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
December 31, 2025

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Segall Bryant & Hamill Select Equity ETF is represented by a single class of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Fund commenced operations on August 29, 2023. Other series of the Trust are not included in this report.

The Fund’s investment objective is long-term capital appreciation.

Shares are listed and traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

The Fund is a non-diversified portfolio of the Trust for the purposes of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Segment reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Management Team of the Adviser. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Management concludes there is no impact on the Fund’s financial statements.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Cash Equivalents – The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. As of December 31, 2025, the interest rate was 2.98%, and the cash equivalents balance reflected on the Statement of Assets and Liabilities represents the amount participating in the BBH CMS.

Investment Valuation – All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Fund in the event that the NYSE does not open for business because of an emergency.

The Adviser is the Fund’s valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures pursuant to Rule 2a-5 under the 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures approved by the Trust’s Board of Trustees (the “Board”) as noted above. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

6	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
December 31, 2025

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the year ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or penalties.

Common Expenses – Expenses of the Trust not attributable solely to a specific fund of the Trust are allocated among the funds based on the relative net assets of the funds or based on the nature of the expense and its relative applicability to the funds.

Security Transactions and Related Investment Income – For financial reporting purposes, the Fund’s investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

For information regarding the risks associated with investments in the Fund, see the Fund’s Prospectus and Statement of Additional Information.

4. SHARES OF BENEFICIAL INTEREST

On December 31, 2025 there was an unlimited number of no par value shares of beneficial interest authorized for the Fund. Transactions in shares of beneficial interest were as follows:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Shares Sold	4,760,000	5,710,000
Less Shares Redeemed	(4,170,000)	—
Net Increase (Decrease)	590,000	5,710,000

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – The Fund will distribute any net investment income and any net capital gains, if any, at least annually typically during the month of December. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may make additional distributions if it deems it desirable at another time during the year.

The tax character of the distributions paid during the years ended December 31, 2025 and 2024 is as follows:

Period Ended	Ordinary Income*	Return of Capital	Long-Term Capital Gains
12/31/2025	$—	$—	$—
12/31/2024	$284,229	$—	$—

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

Financial Statements | December 31, 2025 |	7

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
December 31, 2025

As of December 31, 2025, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

Tax cost of portfolio investments	$270,240,102
Gross unrealized appreciation	15,406,840
Gross unrealized depreciation	(6,485,537)
Net unrealized appreciation (depreciation) on investments	$8,921,303

The difference between book and tax differences is attributable primarily to wash sales.

As of December 31, 2025 the components of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$2,470
Accumulated capital and other losses	(4,927,527)
Net unrealized appreciation (depreciation) on investments	8,921,303
Distributable earnings	$3,996,246

Under current law, capital losses maintain character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2025, the following amounts are available as carry forwards to offset net capital gains realized in the current and future tax years:

Short-Term	Long-Term
$4,927,527	$—

For the year ended December 31, 2025, the following reclassification was made as a result of permanent differences between the financial statements and income tax reporting requirements. The reclassification resulted primarily from in-kind redemptions. The reclassification had no impact to the net assets or NAV per share of the Fund.

Paid-in Capital	Total Distributable Earnings
$41,108,828	$(41,108,828)

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for the Fund. The advisory agreement has been approved by the Board.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to management fees, based on the average net assets of the Fund, computed daily and payable monthly at the annual rate of 0.55% of average daily net assets.

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Fund’s co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from the Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to the Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statement of Operations. During the year ended December 31, 2025, the Adviser and Ultimus received $26,107 and $101,032, respectively, for their services to the Fund.

Until at least April 30, 2027, the Adviser has contractually agreed to waive the management and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action reclaim fees, tax reclaim fees and extraordinary expenses), so that the ratio of expense to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65%. These amounts are not subject to recapture in future periods. During the year ended December 31, 2025, the Adviser waived $55,813 of its management fees.

8	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
December 31, 2025

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Fund are also officers of the Adviser and Ultimus.

The Trust has appointed a Chief Compliance Officer who is also an employee of the Adviser. The Trust has agreed to have the Fund pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of funds that are series of the Trust that are elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan for the Trust as a whole as of December 31, 2025 is $1,106,976.

7. CAPITAL SHARES TRANSACTIONS

The Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks known as “Creation Units” of 10,000 shares. Only Authorized Participants (“APs”) or transactions done through an AP are permitted to purchase or redeem Creation Units from the Fund. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, where Creation Units are issued in exchange for a basket of securities with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day.

Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the year ended December 31, 2025, the Fund received $13,250 in transaction fees.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

Financial Statements | December 31, 2025 |	9

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
December 31, 2025

8. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$279,161,405	$—	$—	$279,161,405
Total	$279,161,405	$—	$—	$279,161,405

The fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended December 31, 2025.

9. PURCHASES AND SALES OF INVESTMENTS

During the year ended December 31, 2025 cost of purchases and proceeds from sales of investment securities, other than in-kind transactions and short-term investments, were $389,881,001 and $385,733,288, respectively. Purchases and sales of in-kind transactions for the year ended December 31, 2025 were $160,057,179 and $143,801,712, respectively. There were realized gains of $41,204,978 from in-kind transactions during the year ended December 31, 2025.

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated.

11. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events exist.

10	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Report of Independent Registered Public Accounting Firm

To the Shareholders of Segall Bryant & Hamill Select Equity ETF and

Board of Trustees of Segall Bryant & Hamill Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Segall Bryant & Hamill Select Equity ETF (the “Fund”) as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period August 29, 2023 (commencement of operations) to December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period August 29, 2023 (commencement of operations) to December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor of one or more of the funds in the Trust since 2020.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

February 27, 2026

Financial Statements | December 31, 2025 |	11

Segall Bryant & Hamill Select Equity ETF	Additional Information
December 31, 2025

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Shareholder Meetings:

On September 26, 2025, Segall Bryant & Hamill Trust (the “Trust”) held a Special Meeting of shareholders of record as of April 7, 2025 (the “Shareholder Meeting”) of the Segall Bryant & Hamill Select Equity ETF (the “Fund”). The Shareholder Meeting was held for the purpose of approving a new investment advisory agreement by and between the Trust, on behalf of the Fund, and Segall Bryant & Hamill, LLC, (the “Adviser”) (the “Proposal”). The Proposal was voted on by the shareholders of record of the Fund and the results of the vote are as follows:

Fund Name	Outstanding Shares (“O/S”)	Total Shares Voted	% of O/S Voted	For	%	Against	%	Abstain	%
Segall Bryant & Hamill Select Equity ETF	7,880,000	4,180,660	53.05%	3,270,725	78.23%	33,103	0.79%	876,832	20.97%

Remuneration Paid to Directors, Officers and Others

For the year ended December 31, 2025, the total Trustee fees paid for the Trust is $422,500. Refer to the Statement of Operations for the Chief Compliance Officer fees included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

12	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Trustees and Officers (as of February 18, 2026):

Janice M. Teague, Chair

Thomas J. Abood, Trustee

Kathryn A. Burns, Trustee

John A. DeTore, Trustee

Rick A. Pederson, Trustee

James A. Smith, Trustee

Carolyn B. Goldhaber, President

Jasper R. Frontz, Chief Compliance Officer

Jennifer L. Leamer, Treasurer

Daniel Bauer, Asst. Treasurer

Maggie Bull, Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL SELECT EQUITY ETF, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246

Individual Investors: (800) 836-4265 | Financial Advisors: (800) 734-9738 | www.cisbh.com/funds/etfs

This report has been prepared for Segall Bryant & Hamill Select Equity ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

The Fund is distributed by Northern Lights Distributors, LLC

(b)	Included in Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7(a).

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7(a).

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a).

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30.a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEGALL BRYANT & HAMILL Trust

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer/Principal Financial Officer

Date	March 9, 2026

*	Print the name and title of each signing officer under his or her signature.